As filed with the U.S. Securities and Exchange Commission on April 28, 2021
Registration No. 033-19540

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM S-6
POST-EFFECTIVE AMENDMENT NO. 39
TO THE REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

New England Variable Life Separate Account
(Exact Name of Trust)
New England Life Insurance Company
(Name of Depositor)
One Financial Center
Boston, Massachusetts 02111
(980) 365-7100
(Address of Depositor's Principal Executive Offices)
New England Life Insurance Company
c/o C T Corporation System
155 Federal Street, Suite 700
Boston, Massachusetts 02110
(617) 757-6400
(Name and Address of Agent for Service)
Copies to:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 20005
Approximate Date of Public Offering: On April 30, 2021 or as soon thereafter as practicable
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☒ on April 30, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1) of Rule 485.
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of Interest in Variable Ordinary Life Insurance Policies.

This Registration Statement incorporates by reference the Prospectuses and Supplements dated May 1, 2020, April 29, 2019, April, 30, 2018, May 1, 2017, May 1, 2016, May 1, 2015, April 28, 2014, April 29, 2013, April 30, 2012, May 1, 2011, May 1, 2010, May 1, 2009, April 28, 2008, April 30, 2007, May 1, 2006, May 1, 2005, May 1, 2004, September 18, 2003, May 1, 2003, May 1, 2002, May 1, 2001, May 1, 2000 and April 30, 1999 for the Zenith Life Plus Policy, each as filed in Post-Effective Amendment No. 38 filed April 23, 2020, Post-Effective Amendment No. 37 filed April 25, 2019, Post-Effective Amendment No. 36 filed April 25 2018, Post-Effective Amendment No. 35 filed April 28, 2017, Post-Effective Amendment No. 34 filed April 28, 2016, Post-Effective Amendment No. 33 filed April 28, 2015, Post-Effective Amendment No. 32 filed April 22, 2014, Post-Effective Amendment No. 31 filed April 23, 2013, Post-Effective Amendment No. 30 filed April 26, 2012, Post-Effective Amendment No. 29 filed April 25, 2011, Post-Effective Amendment No. 28 filed April 26, 2010, Post-Effective Amendment No. 27 filed April 23, 2009, Post-Effective Amendment No. 26 filed April 23, 2008, in Post-Effective Amendment No. 25 filed April 20, 2007, Post-Effective Amendment No. 24 filed April 27, 2006, Post-Effective Amendment No. 23 filed on April 29, 2005, Post-Effective Amendment No. 22 filed on April 30, 2004, Post- Effective Amendment No. 21 filed on September 18, 2003, Post-Effective Amendment No. 20 filed on April 30, 2003, Post-Effective Amendment No. 19 filed on April 26, 2002, Post- Effective Amendment No. 18 filed on April 27, 2001, Post- Effective Amendment No. 17 filed on April 28, 2000 and Post-Effective Amendment No. 16 filed on April 27, 1999, respectively, to the Registration Statement on Form S- 6 (File No. 033-19540).

NEW ENGLAND LIFE
INSURANCE COMPANY
Zenith Life Plus
Supplement Dated April 30, 2021 to
Prospectuses Dated April 30, 1999, May 1, 2000 and May 1, 2001
This supplement updates, and to the extent inconsistent therewith, replaces certain information contained in the prospectuses for the above-referenced variable ordinary life insurance Policies, as periodically and annually supplemented. You should read and retain this supplement. We will send you an additional copy of the last full prospectus for your Policy as supplemented, without charge, on request. The Policies are no longer available for sale.
New England Life Insurance Company (“NELICO”) was organized as a stock life insurance company in Delaware in 1980 and is currently subject to the laws of the Commonwealth of Massachusetts. NELICO is authorized to operate in all 50 states and the District of Columbia. NELICO is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. NELICO is located at One Financial Center, Boston, Massachusetts 02111.
Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved of these Policies or determined if this supplement is accurate or complete. Any representation to the contrary is a criminal offense.
The U.S. Securities and Exchange Commission maintains a web site that contains material incorporated by reference, and other information regarding registrants that file electronically with the U.S. Securities and Exchange Commission. The address of the site is http://www.sec.gov.
The Eligible Fund prospectuses may be obtained by calling 1-800-388-4000.
We do not guarantee how any of the Sub-Accounts or Eligible Funds will perform. The Policies and the Eligible Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
The Financial Industry Regulatory Authority (“FINRA”) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
INTRODUCTION TO THE POLICIES
Receipt of Communications and Payments at NELICO’s Designated Office
We will treat your request for a Policy transaction, or your submission of a payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Designated Office before the close of regular trading on the New York Stock Exchange on that day (usually 4:00 p.m. Eastern Time). If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. These rules apply regardless of the reason we did not receive your request by the close of regular trading on the New York Stock Exchange—even if due to our delay (such as a delay in answering your telephone call).
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including Sub-Account recommendations).

The Designated Office for various Policy transactions is as follows:
Premium Payments	New England Life Insurance Company P.O. Box 371499 Pittsburgh, PA 15250-7499
Payment Inquiries and Correspondence	New England Life Insurance Company P.O. Box 323 Warwick, RI 02887-0323
Beneficiary and Ownership Changes	New England Life Insurance Company P.O. Box 392 Warwick, RI 02887-0392
Surrenders, Loans, Withdrawals and Sub-Account Transfers	New England Life Insurance Company P.O. Box 543 Warwick, RI 02887-0543
Death Claims	New England Life Insurance Company P.O. Box 353 Warwick, RI 02887-0353
Sub-Account Transfers by Telephone	(800) 200-2214
All Other Telephone Transactions and Inquiries	(800) 388-4000
You may request an account transfer or reallocation of future premiums by written request (which may be telecopied) to our Designated Office, by telephoning us, or over the Internet (subject to our restrictions on frequent transfers). To request a transfer or reallocation by telephone, you should contact your financial representative or contact us at (800) 200-2214. To request a transfer or reallocation over the Internet, you may log on to our website at www.brighthousefinancial.com. We use reasonable procedures to confirm that instructions communicated by telephone, facsimile or Internet are genuine. Any telephone, facsimile or Internet instructions that we reasonably believe to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Policy, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.
Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider’s, your financial representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Designated Office.
If you send your premiums or transaction requests to an address other than the one we have designated for receipt of such premiums or requests, we may return the premium to you, or there may be a delay in applying the premium or transaction to your Policy.
COVID-19
The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Eligible Funds in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Eligible Funds. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the Policy. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Policy, such as making premium payments, transfers, or withdrawals, based on your individual circumstances.
CHARGES AND EXPENSES
Annual Eligible Fund Operating Expenses
The table below titled “Minimum and Maximum Total Annual Eligible Fund Operating Expenses” describes the Eligible Fund fees and expenses that a Policy Owner may pay periodically during the time that he or she owns the Policy. This table shows the minimum and maximum total operating expenses charged by the Eligible Funds for the fiscal year ended December 31, 2020, before any fee waivers and expense reimbursements. Expenses of the Eligible Funds may be higher or lower in the future.
More detail concerning each Eligible Fund’s fees and expenses is contained in the prospectus for each Eligible Fund and in the table below titled “Eligible Fund Fees and Expenses”. This table describes the annual operating expenses for each Eligible Fund for the year ended December 31, 2020 before and after any applicable fee waivers and expense reimbursements. Certain Eligible Funds may impose a redemption fee in the future.
Mortality and Expense Risk Charge. We deduct a charge for the mortality and expense risks that we assume. We are currently waiving 0.08% of the Mortality and Expense Risk Charge for the Sub-Account investing in the Brighthouse/Wellington Large Cap Research Portfolio, an amount equal to the Eligible Fund expenses that are in excess of 0.88% for the Sub-Account investing in the MFS® Research International Portfolio and 0.62% for the Sub-Account investing in the Invesco Global Equity Portfolio.
Charges Deducted from the Eligible Funds. The following charges are deducted from the Eligible Fund assets:
—Daily charges against the Eligible Funds for investment advisory services and fund operating expenses.
Minimum and Maximum Total Annual Eligible Fund Operating Expenses
	Minimum	Maximum
Total Annual Eligible Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	0.99%
Eligible Fund Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.

Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Small Capitalization Fund	0.69%	0.25%	0.05%	—	0.99%	—	0.99%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
American Funds The Bond Fund of America	0.36%	0.25%	0.04%	—	0.65%	0.19%	0.46%
Brighthouse Funds Trust I — Class A
Brighthouse Asset Allocation 100 Portfolio	0.07%	—	0.02%	0.65%	0.74%	—	0.74%
Brighthouse/Wellington Large Cap Research Portfolio	0.56%	—	0.03%	—	0.59%	0.04%	0.55%
Clarion Global Real Estate Portfolio	0.63%	—	0.05%	—	0.68%	0.04%	0.64%
Harris Oakmark International Portfolio	0.77%	—	0.04%	—	0.81%	0.05%	0.76%
Invesco Global Equity Portfolio	0.66%	—	0.04%	—	0.70%	0.13%	0.57%
Invesco Small Cap Growth Portfolio	0.85%	—	0.04%	—	0.89%	0.08%	0.81%
Loomis Sayles Growth Portfolio	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
MFS® Research International Portfolio	0.70%	—	0.05%	—	0.75%	0.11%	0.64%
Morgan Stanley Discovery Portfolio	0.64%	—	0.02%	—	0.66%	0.03%	0.63%
PIMCO Inflation Protected Bond Portfolio	0.48%	—	0.30%	—	0.78%	—	0.78%
PIMCO Total Return Portfolio	0.48%	—	0.11%	—	0.59%	0.03%	0.56%
SSGA Growth and Income ETF Portfolio	0.31%	—	0.01%	0.19%	0.51%	—	0.51%
SSGA Growth ETF Portfolio	0.32%	—	0.03%	0.20%	0.55%	—	0.55%
T. Rowe Price Mid Cap Growth Portfolio	0.75%	—	0.03%	—	0.78%	—	0.78%
Victory Sycamore Mid Cap Value Portfolio	0.65%	—	0.05%	—	0.70%	0.10%	0.60%
Brighthouse Funds Trust II — Class A
Baillie Gifford International Stock Portfolio	0.79%	—	0.05%	—	0.84%	0.12%	0.72%
BlackRock Bond Income Portfolio	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Capital Appreciation Portfolio	0.69%	—	0.03%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	—	0.04%	—	0.39%	0.03%	0.36%
Brighthouse Asset Allocation 20 Portfolio	0.10%	—	0.03%	0.54%	0.67%	0.03%	0.64%
Brighthouse Asset Allocation 40 Portfolio	0.06%	—	—	0.57%	0.63%	—	0.63%
Brighthouse Asset Allocation 60 Portfolio	0.05%	—	—	0.60%	0.65%	—	0.65%
Brighthouse Asset Allocation 80 Portfolio	0.05%	—	0.01%	0.63%	0.69%	—	0.69%
Brighthouse/Artisan Mid Cap Value Portfolio	0.82%	—	0.04%	—	0.86%	0.08%	0.78%
Brighthouse/Wellington Balanced Portfolio	0.46%	—	0.07%	—	0.53%	—	0.53%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	—	0.02%	—	0.73%	0.12%	0.61%
Frontier Mid Cap Growth Portfolio	0.71%	—	0.04%	—	0.75%	0.02%	0.73%
Jennison Growth Portfolio	0.60%	—	0.02%	—	0.62%	0.08%	0.54%
Loomis Sayles Small Cap Core Portfolio	0.90%	—	0.08%	—	0.98%	0.08%	0.90%
Loomis Sayles Small Cap Growth Portfolio	0.90%	—	0.07%	—	0.97%	0.09%	0.88%

Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
MetLife Aggregate Bond Index Portfolio	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MetLife Mid Cap Stock Index Portfolio	0.25%	—	0.06%	0.01%	0.32%	—	0.32%
MetLife MSCI EAFE® Index Portfolio	0.30%	—	0.08%	0.01%	0.39%	—	0.39%
MetLife Russell 2000® Index Portfolio	0.25%	—	0.07%	0.01%	0.33%	—	0.33%
MetLife Stock Index Portfolio	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MFS® Total Return Portfolio	0.57%	—	0.07%	—	0.64%	0.03%	0.61%
MFS® Value Portfolio	0.62%	—	0.02%	—	0.64%	0.06%	0.58%
Neuberger Berman Genesis Portfolio	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Large Cap Growth Portfolio	0.60%	—	0.03%	—	0.63%	0.05%	0.58%
T. Rowe Price Small Cap Growth Portfolio	0.47%	—	0.03%	—	0.50%	—	0.50%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	—	0.03%	—	0.60%	0.05%	0.55%
Western Asset Management U.S. Government Portfolio	0.48%	—	0.03%	—	0.51%	0.03%	0.48%
Fidelity ® Variable Insurance Products — Initial Class
Equity-Income Portfolio	0.43%	—	0.10%	—	0.53%	—	0.53%
The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds’ prospectuses for additional information regarding these arrangements.
Certain Eligible Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Fidelity® Variable Insurance Products and the American Funds Insurance Series® are not affiliated with NELICO.
THE VARIABLE ACCOUNT
Investments of the Variable Account
Each Sub-Account of the Variable Account invests in a corresponding Eligible Fund. Each Eligible Fund is part of an open-end management investment company, more commonly known as a mutual fund, that serves as an investment vehicle for variable life insurance and variable annuity separate accounts of various insurance companies. The mutual funds that offer the Eligible Funds are the American Funds Insurance Series, Brighthouse Funds Trust I, Brighthouse Funds Trust II and the Variable Insurance Products Fund. Each of these mutual funds has an investment adviser responsible for overall management of the fund. Some investment advisers have contracted with sub-advisers to make the day-to-day investment decisions for the Eligible Funds.
The adviser, sub-adviser and investment objective of each Eligible Fund are as follows:
Eligible Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM

Eligible Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds The Bond Fund of America	Seeks as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM
Brighthouse Funds Trust I — Class A
Brighthouse Asset Allocation 100 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Large Cap Research Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Global Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Loomis Sayles Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS ® Research International Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Inflation Protected Bond Portfolio	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
SSGA Growth and Income ETF Portfolio	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.

Eligible Fund	Investment Objective	Investment Adviser/Subadviser
T. Rowe Price Mid Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II — Class A
Baillie Gifford International Stock Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Artisan Mid Cap Value Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Wellington Balanced Portfolio	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC

Eligible Fund	Investment Objective	Investment Adviser/Subadviser
Loomis Sayles Small Cap Core Portfolio	Seeks long-term capital growth from investments in common stocks or other equity securities.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index Portfolio	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company

Eligible Fund	Investment Objective	Investment Adviser/Subadviser
Fidelity ® Variable Insurance Products — Initial Class
Equity-Income Portfolio	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Changes Affecting the Eligible Funds
An Eligible Fund was subject to a name change. The chart below identifies the former name and new name of this Eligible Fund.
Eligible Fund Name Change. The following former Eligible Fund was renamed.
Former Name	New Name
American Funds Insurance Series®	American Funds Insurance Series®
American Funds Bond Fund	American Funds The Bond Fund of America

For more information regarding the Eligible Funds and their investment advisers and sub-advisers, see the Eligible Fund prospectuses and their Statements of Additional Information, which you can obtain by calling 1-800-388-4000.
The Eligible Funds’ investment objectives may not be met. The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or sub-adviser. The investment results of the Eligible Funds may be higher or lower than the results of these funds. There is no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund.
Share Classes of the Eligible Funds
The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Policy. When you consult the prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Policy. For the American Funds Insurance Series, we offer Class 2 shares only; for Brighthouse Funds Trust I and Brighthouse Funds Trust II, we offer Class A shares only; and for Fidelity Variable Insurance Products, we offer Initial Class shares only.
Certain Payments We Receive with Regard to the Eligible Funds
An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company’s role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Policy Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Policies and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Policies and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See “Fee Table—Eligible Funds Fees and Expenses” for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the adviser to the subadvisers.)
Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund’s 12b-1 Plan, if any, is described in more detail in the Eligible Fund’s prospectus. (See “Fee Table—Eligible Fund Fees and Expenses” and “Distribution of the Policies.”) Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund’s 12b-1 Plan decrease the Eligible Fund’s investment return.
OTHER POLICY FEATURES
Transfer Option
Restrictions on Frequent Transfers. Frequent requests from Policy Owners to transfer cash value may dilute the value of an Eligible Fund’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g., beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds that are listed below (the “Monitored Portfolios”), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all other American Funds Insurance Series portfolios (“American Funds portfolios”) as Monitored Portfolios.
American Funds Global Small Capitalization Fund
Baillie Gifford International Stock Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Eligible Funds, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Cash Value; and (3) two or more “round-trips” involving any portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion.
As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire Policy and will require future transfer requests to or from any Eligible Fund under that Policy to be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, and, if applicable, any rebalancing program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Policy Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent transfer policies established by the Eligible Fund.
In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Eligible Funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Policy Owner). You should read the Eligible Fund prospectuses for more details.
Restrictions on Large Transfers
Large transfers may increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular underlying Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
TAX CONSIDERATIONS
Introduction
The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. The summary does not address state, local or foreign tax issues related to the Policy. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations.
Tax Status of the Policy
In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code of 1986, as amended (the “Code”). Guidance as to how these requirements are to be applied is limited. Nevertheless, we anticipate that the Policies will satisfy the applicable requirements. There is additional uncertainty however, with respect to Policies issued on a substandard risk or automatic issue basis and Policies with term riders added, and it is not clear whether such Policies will in all cases satisfy the applicable requirements. We may take appropriate steps to bring the Policy into compliance with applicable requirements, and we reserve the right to restrict Policy transactions in order to do so. The insurance proceeds payable on the death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Code, as in effect on the date the Policy was issued.
In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as the owner of the Variable Account assets. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Variable Account assets.
In addition, the Code requires that the investments of the Variable Account be “adequately diversified” in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the Eligible Funds, will satisfy these diversification requirements. If Eligible Fund shares are sold directly to either non-qualified plans or to tax-qualified retirement plans that later lose their tax-qualified status, there may be adverse consequences under the diversification rules.
The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.
Tax Treatment of Policy Benefits
In General—Death Benefits.    The death benefit under a Policy should generally be excludible from the gross income of the beneficiary for Federal income tax purposes.
In the case of employer-owned life insurance as defined in section 101(j) of the Code, the amount excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated, a director or recently employed. There are also exceptions for Policy proceeds paid to an employee’s heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the Policy. These rules apply to Policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of death benefits, it is advisable to consult tax counsel.
The death benefit will also be taxable in the case of a transfer-for-value unless certain exceptions apply.
Federal, state and local transfer, and other tax consequences of ownership or receipt of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted on these circumstances.
Generally, the Policy Owner will not be deemed to be in constructive receipt of the Policy Cash Value until there is a distribution or a deemed distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a Modified Endowment Contract (“MEC”).
Modified Endowment Contracts.    Under the Code, certain life insurance contracts are classified as MECs with less favorable income tax treatment than other life insurance contracts. Due to the Policy’s flexibility with respect to premium payments and benefits, each Policy’s circumstances will determine whether the Policy is a MEC. In general a Policy will be classified as a MEC if the amount of premiums paid into the Policy causes the Policy to fail the “7-pay test”. A Policy will fail the 7-pay test if at any time in the first seven Policy years, or seven years after a material change, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.
If there is a reduction in the benefits under the Policy during a 7-pay testing period, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. If there is a “material change” in the Policy’s benefits or other terms, even after the first seven Policy years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the death benefit or the receipt of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the most recent 7-pay testing period. To prevent your Policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policy Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC.
Distributions Other Than Death Benefits from Modified Endowment Contracts.    Policies classified as MECs are subject to the following tax rules:
(1)   All distributions other than death benefits, including distributions upon surrender and withdrawals, from a MEC will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner’s investment in the Policy only after all gain has been distributed.
(2)  Loans taken from or secured by a Policy classified as a MEC are treated as distributions and taxed accordingly.

(3)   A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained age 59 1⁄2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner’s beneficiary. The foregoing exceptions generally do not apply to a Policy Owner which is a non-natural person, such as a corporation.
If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.
Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts.
Distributions other than death benefits from a Policy that is not classified as a MEC are generally treated first as a non-taxable recovery of the Policy Owner’s investment in the Policy and only after the recovery of all investment in the Policy as gain taxable as ordinary income. However, distributions during the first 15 Policy years accompanied by a reduction in Policy benefits, including distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes, are subject to different tax rules and may be treated in whole or in part as taxable income.
Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, the tax consequences are less clear and a tax adviser should be consulted when the interest rate charged for a Policy loan equals the interest rate credited on the amount we hold as collateral for the loan.
Finally, neither distributions from nor loans from or secured by a Policy that is not a MEC are subject to the 10 percent additional income tax.
Investment in the Policy.    Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.
Policy Loans.    In general, interest on a Policy loan will not be deductible. If a Policy loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. A loan may also be taxed when a Policy is exchanged. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.
Multiple Policies.    All MECs that are issued by NELICO (or its affiliates) to the same Policy Owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the Policy Owner’s income when a taxable distribution occurs.
Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.    Policy Owners that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, Policy Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Policy Owner’s country of citizenship or residence.
Withholding.    To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient’s Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Recipients may be required to pay penalties under the estimated tax rules if withholding and estimated tax payments are insufficient.
Estate, Gift and Generation-Skipping Transfer Taxes.    The transfer of the Policy or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the insured dies, the death proceeds will generally be includable in the Policy Owner’s estate for purposes of the Federal estate tax if the Policy Owner was the insured, if the insured possessed incidents of ownership in the Policy at the time of death, or if the insured made a gift transfer of the Policy within three years of death. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the Policy Owner’s estate upon the Policy Owner’s death.

Moreover, under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.
Qualified tax advisers should be consulted concerning the estate, gift and other tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy Owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping and other taxes. In 2021, federal tax law provides for an $11,700,000 gift, estate and generation-skipping transfer tax exemption, which will be indexed for inflation in subsequent years. Current law provides that this exemption amount may sunset for tax years after December 31, 2025 and a lower exemption amount may be applicable unless the law is changed.
The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Other Tax Considerations.     The tax consequences of continuing the Policy beyond the insured’s 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the insured’s 100th year.
Payments received under the Acceleration of Death Benefit Rider should be excludable from the gross income of the Policy Owner except in certain business contexts. However, you should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.
If a trustee under a pension or profit-sharing plan, or similar deferred compensation arrangement, owns a Policy, the Federal, state and estate tax consequences could differ. The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. Providing excessive life insurance coverage in a retirement plan will have adverse tax consequences. The inclusion of riders, such as waiver of premium riders, may also have adverse tax consequences. Therefore, it is important to discuss with your tax adviser the suitability of the Policy, including the suitability of coverage amounts and Policy riders, before any purchase by a retirement plan. Any proposed distribution or sale of a Policy by a retirement plan will also need to be discussed with a tax adviser. The current cost of insurance for the net amount at risk is treated as a “current fringe benefit” and must be included annually in the plan participant’s gross income. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant’s beneficiary, then the excess of the death benefit over the Cash Value is not income taxable. However, the Cash Value will generally be taxable to the extent it exceeds the participant’s cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 (“ERISA”). You should consult a qualified adviser regarding ERISA.
Department of Labor (“DOL”) regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from the Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.
Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of section 101(j) of the Code may limit the amount of the death benefit excludable from gross income unless a specified exception applies and the notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.
Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity’s interest deduction under Code section 264, even where such entity’s indebtedness is in no way connected to the Policy. In addition, under section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of the

Policy, the Policy could be treated as held by the business for purposes of the section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of the Policy, or before a business (other than a sole proprietorship) is made a beneficiary of the Policy.
Transfer of Issued Life Insurance Policies to Third Parties.     If you transfer the Policy to a third party, including the sale of the Policy to a life settlement company, such transfer may be taxable. As noted above, the death benefit will also be taxable in the case of a transfer for value unless certain exceptions apply. We may be required to report certain information to the IRS, as required under Code section 6050Y and applicable tax regulations. You should consult with a qualified tax adviser for additional information prior to transferring the Policy.
Guidance on Split Dollar Plans.    The IRS has issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your Policy is part of an equity split-dollar arrangement taxed under the economic benefit regime, there is a risk that some portion of the Policy Cash Value may be taxed prior to any Policy distribution. If your split-dollar plan provides deferred compensation, specific tax rules governing deferred compensation arrangements may apply. Failure to adhere to these rules will result in adverse tax consequences.
In addition, the Sarbanes-Oxley Act of 2002, which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to split-dollar life insurance arrangements for directors and executive officers of such companies, since such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.
Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.
Life Insurance Purchases by Residents of Puerto Rico.    In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States Federal income tax.
Possible Tax Law Changes.    Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.
NELICO’s Income Taxes
Tax Credits and Deductions.    NELICO may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Policy Owners since NELICO is the owner of the assets from which the tax benefits are derived.
Other Tax Considerations.    Under current Federal income tax law, NELICO is not taxed on the Variable Account’s operations. Thus, currently we do not deduct a charge from the Variable Account for Federal income taxes. We reserve the right to charge the Variable Account for any future Federal income taxes we may incur.
Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

MANAGEMENT
The directors and executive officers of NELICO and their principal business experience:
Name and Principal Business Address	Principal Business Experience
Conor E. Murphy Brighthouse Life Insurance Company 11225 North Community House Road Charlotte, NC 28277	Chairman of the Board, President, Chief Executive Officer and a Director of NELICO since 2018. Executive Vice President since 2017 and Chief Operating Officer since 2018 of Brighthouse Financial, Inc. Formerly Executive Vice President and Chief Financial Officer, Latin America region, of Metropolitan Life 2012-2017.
Kimberly A. Berwanger Brighthouse Life Insurance Company 11225 North Community House Road Charlotte, NC 28277	Director of NELICO since 2012, Vice President of NELICO since 2016, and Vice President of Brighthouse Life since 2017. Formerly Vice President 2009-2016 of Metropolitan Life.
Kumar Das Gupta Brighthouse Life Insurance Company 11225 North Community House Road Charlotte, NC 28277	Director and Vice President of NELICO since 2013. Formerly Vice President of Metropolitan Life 2010-2016.
Meghan S. Doscher Brighthouse Life Insurance Company 11225 North Community House Road Charlotte, NC 28277	Director of NELICO since 2013, Vice President of NELICO since 2016, and Vice President of Brighthouse Life since 2016. Formerly Vice President 2011- 2016 of Metropolitan Life.
Lynn A. Dumais Brighthouse Life Insurance Company 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer of NELICO since 2016 and Vice President and Chief Accounting Officer of Brighthouse Life since 2017. Formerly Vice President 2002-2016 of Metropolitan Life.
Tara Figard Brighthouse Life Insurance Company 11225 North Community House Road Charlotte, NC 28277	Director and Vice President of NELICO since 2016 and Vice President of Brighthouse Life since 2016. Formerly Assistant Vice President and Actuary 2014-2016 of Metropolitan Life.
Jeffrey P. Halperin Brighthouse Life Insurance Company 11225 North Community House Road Charlotte, NC 28277	Director of NELICO since 2015, Vice President and Chief Compliance Officer of NELICO since 2017 and Vice President and Chief Compliance Officer of Brighthouse Life since 2017. Formerly Vice President 2006-2016 of Metropolitan Life.
Donald Leintz Brighthouse Life Insurance Company 11225 North Community House Road Charlotte, NC 28277	Director of NELICO since 2016 and Vice President of Brighthouse Life since 2016. Formerly Assistant Vice President 2014-2016 of Metropolitan Life.
RESTRICTIONS ON FINANCIAL TRANSACTIONS
Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Sub-Accounts of New England Variable Life Separate Account included in this Prospectus Supplement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

INDEPENDENT AUDITORS
The statutory-basis financial statements of New England Life Insurance Company included in this Prospectus Supplement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS
The financial statements comprising each of the Sub-Accounts of the Variable Account and the statutory-basis financial statements of NELICO are included herein.
The statutory-basis financial statements of NELICO should be considered only as bearing upon the ability of NELICO to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policy Owners of
New England Variable Life Separate Account
and Board of Directors of
New England Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of New
England Variable Life Separate Account (the "Separate Account") of New England
Life Insurance Company (the "Company") comprising each of the individual
Sub-Accounts listed in Note 2 as of December 31, 2020, the related statements of operations and changes in net assets for each of the three years in the period then ended, the financial highlights in Note 6 for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the
Separate Account of the Company as of December 31, 2020, and the results of their operations and changes in their net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate
Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting.
Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2020, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
April 12, 2021

We have served as the Separate Account's auditor since 1996.

This page is intentionally left blank.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2020

                                                                     AMERICAN FUNDS(R)
                                               AMERICAN FUNDS(R)       GLOBAL SMALL        AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                                     BOND             CAPITALIZATION            GROWTH             GROWTH-INCOME
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------    -------------------   -------------------
ASSETS:
   Investments at fair value...............  $        12,500,138   $        71,352,370    $       347,549,459   $       167,186,759
   Due from New England Life Insurance
     Company...............................                  114                    --              4,148,776                    --
                                             -------------------   -------------------    -------------------   -------------------
       Total Assets........................           12,500,252            71,352,370            351,698,235           167,186,759
                                             -------------------   -------------------    -------------------   -------------------
LIABILITIES:
   Accrued fees............................                   94                    28                     18                    19
   Due to New England Life Insurance
     Company...............................                   --                   339                     --                    38
                                             -------------------   -------------------    -------------------   -------------------
       Total Liabilities...................                   94                   367                     18                    57
                                             -------------------   -------------------    -------------------   -------------------

NET ASSETS.................................  $        12,500,158   $        71,352,003    $       351,698,217   $       167,186,702
                                             ===================   ===================    ===================   ===================

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2020

                                                                      BHFTI
                                                BHFTI             BRIGHTHOUSE/             BHFTI                BHFTI
                                             BRIGHTHOUSE           WELLINGTON         CLARION GLOBAL       HARRIS OAKMARK
                                        ASSET ALLOCATION 100   LARGE CAP RESEARCH       REAL ESTATE         INTERNATIONAL
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                        --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..........   $       569,338,254  $         6,403,507  $         15,851,697  $        44,349,983
   Due from New England Life Insurance
     Company..........................                    --                  492                    --                   --
                                        --------------------  -------------------  --------------------  -------------------
       Total Assets...................           569,338,254            6,403,999            15,851,697           44,349,983
                                        --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                    --                   79                   138                   41
   Due to New England Life Insurance
     Company..........................                99,876                   --                   303                  341
                                        --------------------  -------------------  --------------------  -------------------
       Total Liabilities..............                99,876                   79                   441                  382
                                        --------------------  -------------------  --------------------  -------------------

NET ASSETS............................   $       569,238,378  $         6,403,920  $         15,851,256  $        44,349,601
                                        ====================  ===================  ====================  ===================

                                                BHFTI                BHFTI                BHFTI                 BHFTI
                                               INVESCO              INVESCO              LOOMIS            MFS(R) RESEARCH
                                            GLOBAL EQUITY      SMALL CAP GROWTH       SAYLES GROWTH         INTERNATIONAL
                                             SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                        --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..........  $         13,372,315  $        10,851,453  $        43,109,915  $        93,492,289
   Due from New England Life Insurance
     Company..........................                    --                   --                  911                3,325
                                        --------------------  -------------------  -------------------  -------------------
       Total Assets...................            13,372,315           10,851,453           43,110,826           93,495,614
                                        --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                    96                  109                   56                   41
   Due to New England Life Insurance
     Company..........................                    49                   26                   --                   --
                                        --------------------  -------------------  -------------------  -------------------
       Total Liabilities..............                   145                  135                   56                   41
                                        --------------------  -------------------  -------------------  -------------------

NET ASSETS............................  $         13,372,170  $        10,851,318  $        43,110,770  $        93,495,573
                                        ====================  ===================  ===================  ===================

                                                BHFTI               BHFTI
                                           MORGAN STANLEY      PIMCO INFLATION
                                              DISCOVERY        PROTECTED BOND
                                             SUB-ACCOUNT         SUB-ACCOUNT
                                        -------------------  -------------------
ASSETS:
   Investments at fair value..........  $        71,146,061  $         9,905,178
   Due from New England Life Insurance
     Company..........................                   --                   71
                                        -------------------  -------------------
       Total Assets...................           71,146,061            9,905,249
                                        -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   65                  104
   Due to New England Life Insurance
     Company..........................                2,487                   --
                                        -------------------  -------------------
       Total Liabilities..............                2,552                  104
                                        -------------------  -------------------

NET ASSETS............................  $        71,143,509  $         9,905,145
                                        ===================  ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2020

                                                BHFTI               BHFTI                                     BHFTI
                                                PIMCO            SSGA GROWTH             BHFTI            T. ROWE PRICE
                                            TOTAL RETURN       AND INCOME ETF       SSGA GROWTH ETF      MID CAP GROWTH
                                             SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..........  $        54,631,594  $         7,230,921  $         9,645,270  $        51,642,631
   Due from New England Life Insurance
     Company..........................                1,804                   --                   42                   89
                                        -------------------  -------------------  -------------------  -------------------
       Total Assets...................           54,633,398            7,230,921            9,645,312           51,642,720
                                        -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   58                  101                   72                   27
   Due to New England Life Insurance
     Company..........................                   --                  162                   --                   --
                                        -------------------  -------------------  -------------------  -------------------
       Total Liabilities..............                   58                  263                   72                   27
                                        -------------------  -------------------  -------------------  -------------------

NET ASSETS............................  $        54,633,340  $         7,230,658  $         9,645,240  $        51,642,693
                                        ===================  ===================  ===================  ===================

                                                BHFTI               BHFTII               BHFTII                BHFTII
                                          VICTORY SYCAMORE      BAILLIE GIFFORD         BLACKROCK             BLACKROCK
                                            MID CAP VALUE     INTERNATIONAL STOCK      BOND INCOME      CAPITAL APPRECIATION
                                             SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                        -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..........  $        26,853,361  $        32,563,947   $       149,314,046  $       304,229,515
   Due from New England Life Insurance
     Company..........................                1,316                   --                    --                   --
                                        -------------------  --------------------  -------------------  --------------------
       Total Assets...................           26,854,677           32,563,947           149,314,046          304,229,515
                                        -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                   59                   73                    29                   13
   Due to New England Life Insurance
     Company..........................                   --                  493                   102                8,528
                                        -------------------  --------------------  -------------------  --------------------
       Total Liabilities..............                   59                  566                   131                8,541
                                        -------------------  --------------------  -------------------  --------------------

NET ASSETS............................  $        26,854,618  $        32,563,381   $       149,313,915  $       304,220,974
                                        ===================  ====================  ===================  ====================

                                              BHFTII               BHFTII
                                         BLACKROCK ULTRA-        BRIGHTHOUSE
                                          SHORT TERM BOND    ASSET ALLOCATION 20
                                            SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  -------------------
ASSETS:
   Investments at fair value..........  $        35,797,235  $         4,338,700
   Due from New England Life Insurance
     Company..........................                2,292                   --
                                        -------------------  -------------------
       Total Assets...................           35,799,527            4,338,700
                                        -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   52                  111
   Due to New England Life Insurance
     Company..........................                   --                    4
                                        -------------------  -------------------
       Total Liabilities..............                   52                  115
                                        -------------------  -------------------

NET ASSETS............................  $        35,799,475  $         4,338,585
                                        ===================  ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2020

                                                                                                               BHFTII
                                               BHFTII               BHFTII                BHFTII            BRIGHTHOUSE/
                                             BRIGHTHOUSE          BRIGHTHOUSE           BRIGHTHOUSE            ARTISAN
                                         ASSET ALLOCATION 40  ASSET ALLOCATION 60   ASSET ALLOCATION 80     MID CAP VALUE
                                             SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                        --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..........  $          8,266,823  $        51,255,450  $         76,436,979  $       106,899,893
   Due from New England Life Insurance
     Company..........................                   411                   --                    --                   --
                                        --------------------  -------------------  --------------------  -------------------
       Total Assets...................             8,267,234           51,255,450            76,436,979          106,899,893
                                        --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                    76                   29                    51                   30
   Due to New England Life Insurance
     Company..........................                    --                  391                   999               37,903
                                        --------------------  -------------------  --------------------  -------------------
       Total Liabilities..............                    76                  420                 1,050               37,933
                                        --------------------  -------------------  --------------------  -------------------

NET ASSETS............................  $          8,267,158  $        51,255,030  $         76,435,929  $       106,861,960
                                        ====================  ===================  ====================  ===================

                                              BHFTII                BHFTII
                                           BRIGHTHOUSE/          BRIGHTHOUSE/            BHFTII
                                            WELLINGTON          WELLINGTON CORE         FRONTIER               BHFTII
                                             BALANCED        EQUITY OPPORTUNITIES    MID CAP GROWTH        JENNISON GROWTH
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                        -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..........  $        12,577,189  $        318,496,108  $         5,313,084  $         28,411,593
   Due from New England Life Insurance
     Company..........................                   --                    --                   --                    --
                                        -------------------  --------------------  -------------------  --------------------
       Total Assets...................           12,577,189           318,496,108            5,313,084            28,411,593
                                        -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                   72                    30                  109                    81
   Due to New England Life Insurance
     Company..........................                  241                 1,227                   10                   144
                                        -------------------  --------------------  -------------------  --------------------
       Total Liabilities..............                  313                 1,257                  119                   225
                                        -------------------  --------------------  -------------------  --------------------

NET ASSETS............................  $        12,576,876  $        318,494,851  $         5,312,965  $         28,411,368
                                        ===================  ====================  ===================  ====================

                                               BHFTII               BHFTII
                                            LOOMIS SAYLES        LOOMIS SAYLES
                                           SMALL CAP CORE      SMALL CAP GROWTH
                                             SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  --------------------
ASSETS:
   Investments at fair value..........  $       150,420,154  $         14,277,212
   Due from New England Life Insurance
     Company..........................                   --                    --
                                        -------------------  --------------------
       Total Assets...................          150,420,154            14,277,212
                                        -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                   10                   134
   Due to New England Life Insurance
     Company..........................                3,488                   204
                                        -------------------  --------------------
       Total Liabilities..............                3,498                   338
                                        -------------------  --------------------

NET ASSETS............................  $       150,416,656  $         14,276,874
                                        ===================  ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2020

                                               BHFTII               BHFTII               BHFTII               BHFTII
                                          METLIFE AGGREGATE     METLIFE MID CAP          METLIFE              METLIFE
                                             BOND INDEX           STOCK INDEX      MSCI EAFE(R) INDEX  RUSSELL 2000(R) INDEX
                                             SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  -------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value..........  $       164,471,879  $        27,110,236  $        14,473,501   $        30,047,708
   Due from New England Life Insurance
     Company..........................                   --                  282                   --                    --
                                        -------------------  -------------------  -------------------  ---------------------
       Total Assets...................          164,471,879           27,110,518           14,473,501            30,047,708
                                        -------------------  -------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees.......................                  112                   49                   68                    70
   Due to New England Life Insurance
     Company..........................                  144                   --                  202                 4,244
                                        -------------------  -------------------  -------------------  ---------------------
       Total Liabilities..............                  256                   49                  270                 4,314
                                        -------------------  -------------------  -------------------  ---------------------

NET ASSETS............................  $       164,471,623  $        27,110,469  $        14,473,231   $        30,043,394
                                        ===================  ===================  ===================  =====================

                                              BHFTII               BHFTII                                   BHFTII
                                              METLIFE              MFS(R)              BHFTII          NEUBERGER BERMAN
                                            STOCK INDEX         TOTAL RETURN        MFS(R) VALUE            GENESIS
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  ------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..........  $       232,476,254  $       86,692,629  $       93,387,656  $        67,447,479
   Due from New England Life Insurance
     Company..........................                1,691                  --                  --                   --
                                        -------------------  ------------------  ------------------  -------------------
       Total Assets...................          232,477,945          86,692,629          93,387,656           67,447,479
                                        -------------------  ------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   --                  36                  27                   41
   Due to New England Life Insurance
     Company..........................                   --               1,141               1,305                  185
                                        -------------------  ------------------  ------------------  -------------------
       Total Liabilities..............                   --               1,177               1,332                  226
                                        -------------------  ------------------  ------------------  -------------------

NET ASSETS............................  $       232,477,945  $       86,691,452  $       93,386,324  $        67,447,253
                                        ===================  ==================  ==================  ===================

                                               BHFTII               BHFTII
                                            T. ROWE PRICE        T. ROWE PRICE
                                          LARGE CAP GROWTH     SMALL CAP GROWTH
                                             SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  -------------------
ASSETS:
   Investments at fair value..........  $        48,511,339  $        18,209,476
   Due from New England Life Insurance
     Company..........................                   --                   --
                                        -------------------  -------------------
       Total Assets...................           48,511,339           18,209,476
                                        -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   50                   75
   Due to New England Life Insurance
     Company..........................                  284                   18
                                        -------------------  -------------------
       Total Liabilities..............                  334                   93
                                        -------------------  -------------------

NET ASSETS............................  $        48,511,005  $        18,209,383
                                        ===================  ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2020

                                                                          BHFTII
                                                                       WESTERN ASSET             BHFTII
                                                                        MANAGEMENT            WESTERN ASSET
                                                                      STRATEGIC BOND           MANAGEMENT          FIDELITY(R) VIP
                                                                       OPPORTUNITIES         U.S. GOVERNMENT        EQUITY-INCOME
                                                                        SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                                   --------------------   -------------------    -------------------
ASSETS:
   Investments at fair value....................................   $         48,619,391   $        12,197,532    $       113,977,627
   Due from New England Life Insurance
     Company....................................................                    354                     3                  1,579
                                                                   --------------------   -------------------    -------------------
        Total Assets............................................             48,619,745            12,197,535            113,979,206
                                                                   --------------------   -------------------    -------------------
LIABILITIES:
   Accrued fees.................................................                     66                    93                     40
   Due to New England Life Insurance
     Company....................................................                     --                    --                     --
                                                                   --------------------   -------------------    -------------------
        Total Liabilities.......................................                     66                    93                     40
                                                                   --------------------   -------------------    -------------------

NET ASSETS......................................................   $         48,619,679   $        12,197,442    $       113,979,166
                                                                   ====================   ===================    ===================

 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                                   AMERICAN FUNDS(R) BOND
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2020                   2019                  2018
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            248,368   $            263,856   $           233,459
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                26,504                 23,884                23,264
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................               221,864                239,972               210,195
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................               103,657                     --                14,066
      Realized gains (losses) on sale of investments.......                44,289                  5,435              (44,244)
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................               147,946                  5,435              (30,178)
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...               618,276                619,648             (278,323)
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               766,222                625,083             (308,501)
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            988,086   $            865,055   $          (98,306)
                                                             ====================   ====================   ===================

                                                                       AMERICAN FUNDS(R) GLOBAL SMALL CAPITALIZATION
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2020                  2019                   2018
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            93,677    $            87,464   $             46,686
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................              183,960                181,864                192,856
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................             (90,283)               (94,400)              (146,170)
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            3,497,655              3,505,493              2,603,227
      Realized gains (losses) on sale of investments.......              730,422                548,786                830,113
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................            4,228,077              4,054,279              3,433,340
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...           11,925,750             10,712,997            (9,106,516)
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           16,153,827             14,767,276            (5,673,176)
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        16,063,544    $        14,672,876   $        (5,819,346)
                                                             ===================    ===================   ====================

                                                                                 AMERICAN FUNDS(R) GROWTH
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2020                  2019                   2018
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $           872,928    $         1,695,831   $            973,119
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................              884,329                722,905                745,557
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................             (11,401)                972,926                227,562
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            6,478,846             23,690,511             22,598,809
      Realized gains (losses) on sale of investments.......            7,595,480              3,100,019              5,403,940
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................           14,074,326             26,790,530             28,002,749
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...          107,475,084             31,631,466           (28,005,303)
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          121,549,410             58,421,996                (2,554)
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $       121,538,009    $        59,394,922   $            225,008
                                                             ===================    ===================   ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                              AMERICAN FUNDS(R) GROWTH-INCOME
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2020                  2019                   2018
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         2,050,289   $          2,451,044   $          2,039,533
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................              409,883                402,753                410,002
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................            1,640,406              2,048,291              1,629,531
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            3,946,726             14,713,073              9,988,546
      Realized gains (losses) on sale of investments.......            1,503,176              1,687,804              2,336,045
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................            5,449,902             16,400,877             12,324,591
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           12,216,047             14,655,771           (16,247,317)
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           17,665,949             31,056,648            (3,922,726)
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        19,306,355   $         33,104,939   $        (2,293,195)
                                                             ===================   ====================   ====================

                                                                          BHFTI BRIGHTHOUSE ASSET ALLOCATION 100
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                    2020                   2019                   2018
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         6,705,395   $          8,511,823   $          6,343,337
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................            2,793,395              2,774,477              2,928,042
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................            3,912,000              5,737,346              3,415,295
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................           50,829,974             50,418,971             18,097,169
      Realized gains (losses) on sale of investments.......              704,582              2,413,053              4,702,224
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................           51,534,556             52,832,024             22,799,393
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           33,013,001             54,404,118           (75,283,371)
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           84,547,557            107,236,142           (52,483,978)
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        88,459,557   $        112,973,488   $       (49,068,683)
                                                             ===================   ====================   ====================

                                                                      BHFTI BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2020                  2019                   2018
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            62,253    $            59,724   $             52,289
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                9,947                  9,979                 10,231
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................               52,306                 49,745                 42,058
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................              353,842                595,575                580,071
      Realized gains (losses) on sale of investments.......               70,879                 56,856                 98,988
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................              424,721                652,431                679,059
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...              686,557                694,958            (1,017,041)
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            1,111,278              1,347,389              (337,982)
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         1,163,584    $         1,397,134   $          (295,924)
                                                             ===================    ===================   ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                             BHFTI CLARION GLOBAL REAL ESTATE
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2020                  2019                   2018
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $           698,713    $           595,138   $          1,096,979
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               46,209                 58,353                 60,738
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................              652,504                536,785              1,036,241
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................              305,771                     --                     --
      Realized gains (losses) on sale of investments.......            (216,783)               (39,179)              (155,595)
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................               88,988               (39,179)              (155,595)
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...          (1,763,589)              3,409,007            (2,489,049)
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (1,674,601)              3,369,828            (2,644,644)
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $       (1,022,097)    $         3,906,613   $        (1,608,403)
                                                             ===================    ===================   ====================

                                                                            BHFTI HARRIS OAKMARK INTERNATIONAL
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2020                  2019                   2018
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         1,185,914    $         1,047,263   $            993,598
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................              123,588                149,069                184,338
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................            1,062,326                898,194                809,260
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................              921,662              3,294,119              2,087,528
      Realized gains (losses) on sale of investments.......          (1,342,380)              (513,238)                255,088
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................            (420,718)              2,780,881              2,342,616
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...              604,412              5,736,450           (16,083,970)
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              183,694              8,517,331           (13,741,354)
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         1,246,020    $         9,415,525   $       (12,932,094)
                                                             ===================    ===================   ====================

                                                                                 BHFTI INVESCO GLOBAL EQUITY
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2020                   2019                   2018
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $             97,360   $            110,197   $           144,399
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                40,840                 39,107                40,656
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................                56,520                 71,090               103,743
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                26,636              1,302,056             1,090,521
      Realized gains (losses) on sale of investments.......               124,124                247,961               302,688
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................               150,760              1,550,017             1,393,209
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...             2,605,197              1,259,882           (2,984,327)
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             2,755,957              2,809,899           (1,591,118)
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          2,812,477   $          2,880,989   $       (1,487,375)
                                                             ====================   ====================   ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                              BHFTI INVESCO SMALL CAP GROWTH
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                     2020                  2019                   2018
                                                             --------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $              6,908   $                --   $                --
                                                             --------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                30,525                26,509                26,420
                                                             --------------------   -------------------   -------------------
          Net investment income (loss).....................              (23,617)              (26,509)              (26,420)
                                                             --------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................               440,487             1,068,040               873,566
      Realized gains (losses) on sale of investments.......                 4,009              (40,488)                 7,994
                                                             --------------------   -------------------   -------------------
          Net realized gains (losses)......................               444,496             1,027,552               881,560
                                                             --------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...             3,512,425               406,303           (1,496,824)
                                                             --------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             3,956,921             1,433,855             (615,264)
                                                             --------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          3,933,304   $         1,407,346   $         (641,684)
                                                             ====================   ===================   ===================

                                                                                BHFTI LOOMIS SAYLES GROWTH
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                     2020                  2019                  2018
                                                             -------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $           311,211   $           348,298    $           299,194
                                                             -------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................              136,339               123,603                139,587
                                                             -------------------   -------------------    -------------------
          Net investment income (loss).....................              174,872               224,695                159,607
                                                             -------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................           12,964,483             4,422,657              1,687,065
      Realized gains (losses) on sale of investments.......              371,199               893,477              1,521,142
                                                             -------------------   -------------------    -------------------
          Net realized gains (losses)......................           13,335,682             5,316,134              3,208,207
                                                             -------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...          (2,814,912)             1,385,952            (5,573,429)
                                                             -------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           10,520,770             6,702,086            (2,365,222)
                                                             -------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        10,695,642   $         6,926,781    $       (2,205,615)
                                                             ===================   ===================    ===================

                                                                            BHFTI MFS(R) RESEARCH INTERNATIONAL
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                    2020                   2019                  2018
                                                             -------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         1,982,244   $         1,272,964   $          1,866,625
                                                             -------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................              413,759               408,410                438,765
                                                             -------------------   -------------------   --------------------
          Net investment income (loss).....................            1,568,485               864,554              1,427,860
                                                             -------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            2,740,161             3,657,347                     --
      Realized gains (losses) on sale of investments.......              154,691                39,195                387,257
                                                             -------------------   -------------------   --------------------
          Net realized gains (losses)......................            2,894,852             3,696,542                387,257
                                                             -------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...            5,942,453            15,040,199           (13,892,541)
                                                             -------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            8,837,305            18,736,741           (13,505,284)
                                                             -------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        10,405,790   $        19,601,295   $       (12,077,424)
                                                             ===================   ===================   ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                             BHFTI MORGAN STANLEY DISCOVERY
                                                                                       SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                    2020                  2019                  2018
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $                --   $                --   $                --
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              200,531               125,364               107,150
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................            (200,531)             (125,364)             (107,150)
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            6,258,204             5,105,498             4,314,800
      Realized gains (losses) on sale of investments.......            1,731,792               787,522             1,189,144
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................            7,989,996             5,893,020             5,503,944
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...           35,091,188             2,906,483           (3,278,130)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           43,081,184             8,799,503             2,225,814
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        42,880,653   $         8,674,139   $         2,118,664
                                                             ===================   ===================   ===================

                                                                          BHFTI PIMCO INFLATION PROTECTED BOND
                                                                                       SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                    2020                  2019                  2018
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           280,662   $           335,775   $           190,606
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               32,326                31,957                36,360
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................              248,336               303,818               154,246
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --                    --                    --
      Realized gains (losses) on sale of investments.......             (22,415)              (74,712)             (184,161)
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................             (22,415)              (74,712)             (184,161)
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...              789,902               499,630             (225,905)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              767,487               424,918             (410,066)
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         1,015,823   $           728,736   $         (255,820)
                                                             ===================   ===================   ===================

                                                                                BHFTI PIMCO TOTAL RETURN
                                                                                       SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                    2020                  2019                  2018
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $         2,153,682   $         1,594,874   $           795,891
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              160,971               155,376               153,274
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................            1,992,711             1,439,498               642,617
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --                    --                    --
      Realized gains (losses) on sale of investments.......              185,522              (12,573)             (205,315)
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................              185,522              (12,573)             (205,315)
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...            2,157,074             2,719,115             (608,138)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            2,342,596             2,706,542             (813,453)
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         4,335,307   $         4,146,040   $         (170,836)
                                                             ===================   ===================   ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                            BHFTI SSGA GROWTH AND INCOME ETF
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2020                  2019                  2018
                                                             ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $          195,276   $           187,933   $           208,119
                                                             ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              22,726                26,403                29,461
                                                             ------------------   -------------------   -------------------
          Net investment income (loss).....................             172,550               161,530               178,658
                                                             ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             230,677               358,398               356,404
      Realized gains (losses) on sale of investments.......              11,239                20,609                42,149
                                                             ------------------   -------------------   -------------------
          Net realized gains (losses)......................             241,916               379,007               398,553
                                                             ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...             233,435               748,850           (1,099,514)
                                                             ------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             475,351             1,127,857             (700,961)
                                                             ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          647,901   $         1,289,387   $         (522,303)
                                                             ==================   ===================   ===================

                                                                                  BHFTI SSGA GROWTH ETF
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2020                  2019                  2018
                                                             ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $          237,713   $           215,018   $           233,269
                                                             ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              26,293                28,447                30,243
                                                             ------------------   -------------------   -------------------
          Net investment income (loss).....................             211,420               186,571               203,026
                                                             ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             350,354               617,978               584,374
      Realized gains (losses) on sale of investments.......            (26,481)                11,038                77,977
                                                             ------------------   -------------------   -------------------
          Net realized gains (losses)......................             323,873               629,016               662,351
                                                             ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...             331,902             1,141,107           (1,736,985)
                                                             ------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             655,775             1,770,123           (1,074,634)
                                                             ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          867,195   $         1,956,694   $         (871,608)
                                                             ==================   ===================   ===================

                                                                           BHFTI T. ROWE PRICE MID CAP GROWTH
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2020                  2019                  2018
                                                             -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           107,374   $          110,419   $                --
                                                             -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              163,315              156,314               153,401
                                                             -------------------   ------------------   -------------------
          Net investment income (loss).....................             (55,941)             (45,895)             (153,401)
                                                             -------------------   ------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            4,329,467            6,718,283             5,468,653
      Realized gains (losses) on sale of investments.......              158,007              377,247               459,728
                                                             -------------------   ------------------   -------------------
          Net realized gains (losses)......................            4,487,474            7,095,530             5,928,381
                                                             -------------------   ------------------   -------------------
      Change in unrealized gains (losses) on investments...            5,391,998            4,023,037           (6,577,433)
                                                             -------------------   ------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            9,879,472           11,118,567             (649,052)
                                                             -------------------   ------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         9,823,531   $       11,072,672   $         (802,453)
                                                             ===================   ==================   ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                           BHFTI VICTORY SYCAMORE MID CAP VALUE
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2020                  2019                   2018
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            379,819   $           334,322   $            214,624
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                77,368                86,059                 92,848
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................               302,451               248,263                121,776
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             1,343,661               818,947              4,650,189
      Realized gains (losses) on sale of investments.......             (191,135)              (13,969)                152,140
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................             1,152,526               804,978              4,802,329
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...               165,304             5,305,112            (7,527,321)
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             1,317,830             6,110,090            (2,724,992)
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          1,620,281   $         6,358,353   $        (2,603,216)
                                                             ====================   ===================   ====================

                                                                         BHFTII BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2020                   2019                  2018
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            524,963   $           326,103   $            304,312
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               108,585                98,675                105,649
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................               416,378               227,428                198,663
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             1,543,894             1,437,128                     --
      Realized gains (losses) on sale of investments.......               266,224               330,225                319,558
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................             1,810,118             1,767,353                319,558
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...             4,547,810             4,751,171            (5,105,091)
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             6,357,928             6,518,524            (4,785,533)
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          6,774,306   $         6,745,952   $        (4,586,870)
                                                             ====================   ===================   ====================

                                                                                BHFTII BLACKROCK BOND INCOME
                                                                                         SUB-ACCOUNT
                                                             ------------------------------------------------------------------
                                                                     2020                   2019                   2018
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          5,339,136   $          5,175,695   $          4,514,553
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               348,565                338,648                338,094
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             4,990,571              4,837,047              4,176,459
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......               170,028              (156,824)              (274,207)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................               170,028              (156,824)              (274,207)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             6,490,396              7,940,112            (4,774,612)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             6,660,424              7,783,288            (5,048,819)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         11,650,995   $         12,620,335   $          (872,360)
                                                             ====================   ====================   ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                            BHFTII BLACKROCK CAPITAL APPRECIATION
                                                                                         SUB-ACCOUNT
                                                             ------------------------------------------------------------------
                                                                     2020                   2019                   2018
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $            469,173   $            265,858
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................             1,438,847              1,229,516              1,211,571
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................           (1,438,847)              (760,343)              (945,713)
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            29,664,667             35,675,932             28,176,487
      Realized gains (losses) on sale of investments.......             6,442,109              6,007,813              6,987,136
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................            36,106,776             41,683,745             35,163,623
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...            53,846,604             18,153,622           (29,345,103)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            89,953,380             59,837,367              5,818,520
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         88,514,533   $         59,077,024   $          4,872,807
                                                             ====================   ====================   ====================

                                                                           BHFTII BLACKROCK ULTRA-SHORT TERM BOND
                                                                                         SUB-ACCOUNT
                                                             ------------------------------------------------------------------
                                                                     2020                   2019                   2018
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            703,210   $            622,952   $            362,802
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               130,831                128,866                137,157
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               572,379                494,086                225,645
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                  2,085
      Realized gains (losses) on sale of investments.......                38,007                 60,201                 78,503
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                38,007                 60,201                 80,588
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (590,710)                 47,150                194,207
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (552,703)                107,351                274,795
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             19,676   $            601,437   $            500,440
                                                             ====================   ====================   ====================

                                                                           BHFTII BRIGHTHOUSE ASSET ALLOCATION 20
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2020                   2019                  2018
                                                             --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $            131,342   $           115,262    $           136,973
                                                             --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................                15,527                19,349                 24,295
                                                             --------------------   -------------------    -------------------
           Net investment income (loss)....................               115,815                95,913                112,678
                                                             --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                94,090                90,904                 71,599
      Realized gains (losses) on sale of investments.......              (34,471)              (53,191)               (82,951)
                                                             --------------------   -------------------    -------------------
           Net realized gains (losses).....................                59,619                37,713               (11,352)
                                                             --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...               177,029               393,196              (253,825)
                                                             --------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               236,648               430,909              (265,177)
                                                             --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            352,463   $           526,822    $         (152,499)
                                                             ====================   ===================    ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                            BHFTII BRIGHTHOUSE ASSET ALLOCATION 40
                                                                                          SUB-ACCOUNT
                                                             --------------------------------------------------------------------
                                                                      2020                   2019                    2018
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $             228,248   $            199,805    $            191,372
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                 29,878                 29,747                  30,203
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................                198,370                170,058                 161,169
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                363,581                405,920                 253,729
      Realized gains (losses) on sale of investments.......               (50,190)               (16,192)                  11,208
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................                313,391                389,728                 264,937
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                266,833                632,758               (809,161)
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                580,224              1,022,486               (544,224)
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             778,594   $          1,192,544    $          (383,055)
                                                             =====================   ====================    ====================

                                                                            BHFTII BRIGHTHOUSE ASSET ALLOCATION 60
                                                                                          SUB-ACCOUNT
                                                             -------------------------------------------------------------------
                                                                     2020                    2019                   2018
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,123,550   $           1,013,228   $            894,308
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               158,896                 162,720                168,054
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................               964,654                 850,508                726,254
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             3,168,106               3,645,417              1,796,069
      Realized gains (losses) on sale of investments.......              (42,037)                 182,234                636,900
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................             3,126,069               3,827,651              2,432,969
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...             2,076,087               3,524,650            (6,037,605)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             5,202,156               7,352,301            (3,604,636)
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          6,166,810   $           8,202,809   $        (2,878,382)
                                                             ====================   =====================   ====================

                                                                           BHFTII BRIGHTHOUSE ASSET ALLOCATION 80
                                                                                         SUB-ACCOUNT
                                                             -------------------------------------------------------------------
                                                                     2020                   2019                    2018
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,339,070   $           1,298,251   $          1,006,509
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               182,592                 179,586                183,174
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................             1,156,478               1,118,665                823,335
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             6,030,738               6,491,255              2,861,555
      Realized gains (losses) on sale of investments.......               138,271                 448,582                679,247
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................             6,169,009               6,939,837              3,540,802
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...             3,542,477               5,445,861            (9,546,405)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             9,711,486              12,385,698            (6,005,603)
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         10,867,964   $          13,504,363   $        (5,182,268)
                                                             ====================   =====================   ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                          BHFTII BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                                                         SUB-ACCOUNT
                                                             ------------------------------------------------------------------
                                                                     2020                   2019                   2018
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            860,472   $            784,028   $            688,948
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               390,334                447,041                483,261
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               470,138                336,987                205,687
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             1,887,589             12,016,549              5,817,644
      Realized gains (losses) on sale of investments.......             (375,706)                468,819              1,159,742
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             1,511,883             12,485,368              6,977,386
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             3,237,554              8,180,900           (21,694,183)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             4,749,437             20,666,268           (14,716,797)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          5,219,575   $         21,003,255   $       (14,511,110)
                                                             ====================   ====================   ====================

                                                                          BHFTII BRIGHTHOUSE/WELLINGTON BALANCED
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2020                  2019                   2018
                                                             -------------------    -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $           244,753    $           229,629    $           157,228
                                                             -------------------    -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................               41,986                 40,924                 33,482
                                                             -------------------    -------------------    -------------------
           Net investment income (loss)....................              202,767                188,705                123,746
                                                             -------------------    -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................              480,421                623,575                671,912
      Realized gains (losses) on sale of investments.......               37,538                 19,222                 40,708
                                                             -------------------    -------------------    -------------------
           Net realized gains (losses).....................              517,959                642,797                712,620
                                                             -------------------    -------------------    -------------------
      Change in unrealized gains (losses) on investments...            1,057,800              1,245,841            (1,253,337)
                                                             -------------------    -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            1,575,759              1,888,638              (540,717)
                                                             -------------------    -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         1,778,526    $         2,077,343    $         (416,971)
                                                             ===================    ===================    ===================

                                                                   BHFTII BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES
                                                                                         SUB-ACCOUNT
                                                             ------------------------------------------------------------------
                                                                     2020                   2019                   2018
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          4,671,527   $          4,668,645   $          4,776,397
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................             1,376,678              1,375,562              1,320,547
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             3,294,849              3,293,083              3,455,850
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            31,215,814             23,539,110             14,493,611
      Realized gains (losses) on sale of investments.......             2,373,576              3,585,674              2,745,212
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................            33,589,390             27,124,784             17,238,823
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (6,862,113)             44,351,742           (21,535,321)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            26,727,277             71,476,526            (4,296,498)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         30,022,126   $         74,769,609   $          (840,648)
                                                             ====================   ====================   ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                              BHFTII FRONTIER MID CAP GROWTH
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                     2020                  2019                  2018
                                                             -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $                --   $                 --
                                                             -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               15,866                 15,835                15,503
                                                             -------------------   --------------------   -------------------
          Net investment income (loss).....................             (15,866)               (15,835)              (15,503)
                                                             -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................              471,839                591,148               460,423
      Realized gains (losses) on sale of investments.......              121,451                 35,746                82,637
                                                             -------------------   --------------------   -------------------
          Net realized gains (losses)......................              593,290                626,894               543,060
                                                             -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...              697,613                584,834             (744,552)
                                                             -------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            1,290,903              1,211,728             (201,492)
                                                             -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         1,275,037   $          1,195,893   $         (216,995)
                                                             ===================   ====================   ===================

                                                                                 BHFTII JENNISON GROWTH
                                                                                       SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                    2020                  2019                   2018
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            47,047   $            78,178   $            58,061
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               75,751                60,197                61,483
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................             (28,704)                17,981               (3,422)
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            2,329,370             2,557,551             2,462,152
      Realized gains (losses) on sale of investments.......              394,515               345,265               331,535
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................            2,723,885             2,902,816             2,793,687
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...            7,436,685             1,894,369           (2,841,957)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           10,160,570             4,797,185              (48,270)
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        10,131,866   $         4,815,166   $          (51,692)
                                                             ===================   ===================   ===================

                                                                            BHFTII LOOMIS SAYLES SMALL CAP CORE
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                     2020                  2019                  2018
                                                             --------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            168,217   $            40,164   $            30,596
                                                             --------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               672,011               749,341               811,447
                                                             --------------------   -------------------   -------------------
          Net investment income (loss).....................             (503,794)             (709,177)             (780,851)
                                                             --------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            10,509,834            14,373,151            15,296,136
      Realized gains (losses) on sale of investments.......             (276,016)             1,141,361             2,443,641
                                                             --------------------   -------------------   -------------------
          Net realized gains (losses)......................            10,233,818            15,514,512            17,739,777
                                                             --------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...             4,677,534            15,452,397          (32,819,823)
                                                             --------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            14,911,352            30,966,909          (15,080,046)
                                                             --------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         14,407,558   $        30,257,732   $      (15,860,897)
                                                             ====================   ===================   ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                           BHFTII LOOMIS SAYLES SMALL CAP GROWTH
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                    2020                   2019                  2018
                                                             -------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $                --   $                --    $                --
                                                             -------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................               36,310                34,907                 35,160
                                                             -------------------   -------------------    -------------------
           Net investment income (loss)....................             (36,310)              (34,907)               (35,160)
                                                             -------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            1,402,519             1,728,577              1,410,158
      Realized gains (losses) on sale of investments.......               35,763               130,537                414,461
                                                             -------------------   -------------------    -------------------
           Net realized gains (losses).....................            1,438,282             1,859,114              1,824,619
                                                             -------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...            2,191,409               616,905            (1,690,026)
                                                             -------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            3,629,691             2,476,019                134,593
                                                             -------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         3,593,381   $         2,441,112    $            99,433
                                                             ===================   ===================    ===================

                                                                            BHFTII METLIFE AGGREGATE BOND INDEX
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                    2020                   2019                  2018
                                                             -------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         4,809,431   $         4,776,425   $          4,438,924
                                                             -------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               58,113                56,602                 71,167
                                                             -------------------   -------------------   --------------------
           Net investment income (loss)....................            4,751,318             4,719,823              4,367,757
                                                             -------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --                    --                     --
      Realized gains (losses) on sale of investments.......              180,504              (96,058)              (159,700)
                                                             -------------------   -------------------   --------------------
           Net realized gains (losses).....................              180,504              (96,058)              (159,700)
                                                             -------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...            6,185,266             7,821,973            (4,563,850)
                                                             -------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            6,365,770             7,725,915            (4,723,550)
                                                             -------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        11,117,088   $        12,445,738   $          (355,793)
                                                             ===================   ===================   ====================

                                                                            BHFTII METLIFE MID CAP STOCK INDEX
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                     2020                  2019                  2018
                                                             -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           325,958   $            344,751   $           325,668
                                                             -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               81,598                 87,831                94,722
                                                             -------------------   --------------------   -------------------
           Net investment income (loss)....................              244,360                256,920               230,946
                                                             -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            1,472,289              2,401,411             2,131,413
      Realized gains (losses) on sale of investments.......               98,647                208,448               823,574
                                                             -------------------   --------------------   -------------------
           Net realized gains (losses).....................            1,570,936              2,609,859             2,954,987
                                                             -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...            1,176,775              2,641,074           (6,030,450)
                                                             -------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            2,747,711              5,250,933           (3,075,463)
                                                             -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         2,992,071   $          5,507,853   $       (2,844,517)
                                                             ===================   ====================   ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                             BHFTII METLIFE MSCI EAFE(R) INDEX
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                    2020                   2019                  2018
                                                             -------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $           404,944   $           354,093   $            379,882
                                                             -------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               45,617                45,623                 41,224
                                                             -------------------   -------------------   --------------------
           Net investment income (loss)....................              359,327               308,470                338,658
                                                             -------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................               66,174                95,779                     --
      Realized gains (losses) on sale of investments.......               50,859                83,315                196,849
                                                             -------------------   -------------------   --------------------
           Net realized gains (losses).....................              117,033               179,094                196,849
                                                             -------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...              538,917             2,039,686            (2,417,557)
                                                             -------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              655,950             2,218,780            (2,220,708)
                                                             -------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         1,015,277   $         2,527,250   $        (1,882,050)
                                                             ===================   ===================   ====================

                                                                           BHFTII METLIFE RUSSELL 2000(R) INDEX
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                     2020                  2019                   2018
                                                             --------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            316,085   $           299,852   $           295,078
                                                             --------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                87,165                93,473                99,950
                                                             --------------------   -------------------   -------------------
           Net investment income (loss)....................               228,920               206,379               195,128
                                                             --------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             1,327,812             2,403,649             1,773,969
      Realized gains (losses) on sale of investments.......               169,663               341,786               694,405
                                                             --------------------   -------------------   -------------------
           Net realized gains (losses).....................             1,497,475             2,745,435             2,468,374
                                                             --------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...             2,877,838             2,539,365           (5,452,268)
                                                             --------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             4,375,313             5,284,800           (2,983,894)
                                                             --------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          4,604,233   $         5,491,179   $       (2,788,766)
                                                             ====================   ===================   ===================

                                                                                BHFTII METLIFE STOCK INDEX
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                     2020                  2019                   2018
                                                             --------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $          3,827,684   $         4,182,946   $         3,497,095
                                                             --------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................             1,053,241             1,014,510             1,024,938
                                                             --------------------   -------------------   -------------------
           Net investment income (loss)....................             2,774,443             3,168,436             2,472,157
                                                             --------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            12,750,350            14,581,270            10,925,750
      Realized gains (losses) on sale of investments.......             5,508,927             5,355,015             5,650,669
                                                             --------------------   -------------------   -------------------
           Net realized gains (losses).....................            18,259,277            19,936,285            16,576,419
                                                             --------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...            13,814,945            28,540,113          (28,060,726)
                                                             --------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            32,074,222            48,476,398          (11,484,307)
                                                             --------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         34,848,665   $        51,644,834   $       (9,012,150)
                                                             ====================   ===================   ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                                BHFTII MFS(R) TOTAL RETURN
                                                                                        SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                     2020                  2019                 2018
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $         1,979,813   $         1,953,260   $         1,940,128
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              368,366               378,565               397,873
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................            1,611,447             1,574,695             1,542,255
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            3,387,459             3,244,815             5,122,168
      Realized gains (losses) on sale of investments.......              663,170             1,074,477               976,841
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................            4,050,629             4,319,292             6,099,009
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...            1,568,779             8,833,134          (12,627,518)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            5,619,408            13,152,426           (6,528,509)
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         7,230,855   $        14,727,121   $       (4,986,254)
                                                             ===================   ===================   ===================

                                                                                   BHFTII MFS(R) VALUE
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2020                  2019                  2018
                                                             -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $         1,682,854   $        1,708,711   $         1,318,626
                                                             -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              397,676              418,313               411,489
                                                             -------------------   ------------------   -------------------
          Net investment income (loss).....................            1,285,178            1,290,398               907,137
                                                             -------------------   ------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            5,303,540            5,867,128             5,537,133
      Realized gains (losses) on sale of investments.......            (251,111)              202,734               393,429
                                                             -------------------   ------------------   -------------------
          Net realized gains (losses)......................            5,052,429            6,069,862             5,930,562
                                                             -------------------   ------------------   -------------------
      Change in unrealized gains (losses) on investments...          (3,740,567)           15,260,570          (15,723,215)
                                                             -------------------   ------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            1,311,862           21,330,432           (9,792,653)
                                                             -------------------   ------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         2,597,040   $       22,620,830   $       (8,885,516)
                                                             ===================   ==================   ===================

                                                                              BHFTII NEUBERGER BERMAN GENESIS
                                                                                        SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                     2020                  2019                  2018
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            99,268   $           129,381   $           193,781
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              196,397               195,164               199,228
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................             (97,129)              (65,783)               (5,447)
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            3,933,147             7,461,828             6,761,074
      Realized gains (losses) on sale of investments.......              678,186               780,325             1,273,377
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................            4,611,333             8,242,153             8,034,451
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...            8,833,127             5,516,780          (11,533,228)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           13,444,460            13,758,933           (3,498,777)
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        13,347,331   $        13,693,150   $       (3,504,224)
                                                             ===================   ===================   ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                           BHFTII T. ROWE PRICE LARGE CAP GROWTH
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                    2020                   2019                   2018
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            94,944   $            156,623   $            153,913
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................              156,003                136,672                133,707
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................             (61,059)                 19,951                 20,206
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            3,162,122              5,547,180              6,560,205
      Realized gains (losses) on sale of investments.......              937,305                364,077                654,431
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................            4,099,427              5,911,257              7,214,636
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...            9,162,632              3,816,247            (7,499,081)
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           13,262,059              9,727,504              (284,445)
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        13,201,000   $          9,747,455   $          (264,239)
                                                             ===================   ====================   ====================

                                                                            BHFTII T. ROWE PRICE SMALL CAP GROWTH
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2020                   2019                   2018
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $             30,970   $              7,367   $            18,653
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                51,952                 52,784                53,699
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................              (20,982)               (45,417)              (35,046)
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             1,552,309              2,115,437             1,282,862
      Realized gains (losses) on sale of investments.......               226,956                193,681               368,549
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................             1,779,265              2,309,118             1,651,411
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...             1,672,455              2,000,602           (2,540,896)
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             3,451,720              4,309,720             (889,485)
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          3,430,738   $          4,264,303   $         (924,531)
                                                             ====================   ====================   ===================

                                                               BHFTII WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                    2020                   2019                   2018
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         2,713,972   $          2,298,606   $          2,617,255
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................              156,612                162,764                171,466
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................            2,557,360              2,135,842              2,445,789
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                     --
      Realized gains (losses) on sale of investments.......               54,144                143,665                100,936
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................               54,144                143,665                100,936
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              239,411              3,941,920            (4,616,099)
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              293,555              4,085,585            (4,515,163)
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         2,850,915   $          6,221,427   $        (2,069,374)
                                                             ===================   ====================   ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                      BHFTII WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2020                  2019                   2018
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            341,330   $           223,143   $            170,455
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                40,661                26,198                 22,573
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................               300,669               196,945                147,882
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                    --                    --                     --
      Realized gains (losses) on sale of investments.......                69,193              (11,133)               (60,622)
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................                69,193              (11,133)               (60,622)
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...               139,231               247,524               (41,151)
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               208,424               236,391              (101,773)
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            509,093   $           433,336   $             46,109
                                                             ====================   ===================   ====================

                                                                               FIDELITY(R) VIP EQUITY-INCOME
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2020                  2019                   2018
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         1,870,665    $         2,193,166   $          2,519,682
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................              561,387                598,041                621,703
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................            1,309,278              1,595,125              1,897,979
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            4,814,890              7,002,931              5,209,502
      Realized gains (losses) on sale of investments.......            (379,320)                 30,846                344,951
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................            4,435,570              7,033,777              5,554,453
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...               47,832             17,036,475           (17,177,039)
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            4,483,402             24,070,252           (11,622,586)
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         5,792,680    $        25,665,377   $        (9,724,607)
                                                             ===================    ===================   ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                               AMERICAN FUNDS(R) BOND
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2020                   2019                  2018
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            221,864   $            239,972   $           210,195
   Net realized gains (losses).........................               147,946                  5,435              (30,178)
   Change in unrealized gains (losses) on investments..               618,276                619,648             (278,323)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................               988,086                865,055              (98,306)
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               367,432                362,617               406,293
   Net transfers (including fixed account).............             1,453,302                562,163               463,883
   Policy charges......................................             (332,993)              (309,545)             (325,871)
   Transfers for policy benefits and terminations......             (432,349)              (507,378)             (730,674)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             1,055,392                107,857             (186,369)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............             2,043,478                972,912             (284,675)
NET ASSETS:
   Beginning of year...................................            10,456,680              9,483,768             9,768,443
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $         12,500,158   $         10,456,680   $         9,483,768
                                                         ====================   ====================   ===================

                                                                   AMERICAN FUNDS(R) GLOBAL SMALL CAPITALIZATION
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2020                  2019                   2018
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (90,283)    $          (94,400)   $          (146,170)
   Net realized gains (losses).........................            4,228,077              4,054,279              3,433,340
   Change in unrealized gains (losses) on investments..           11,925,750             10,712,997            (9,106,516)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           16,063,544             14,672,876            (5,819,346)
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,928,855              2,151,271              2,348,266
   Net transfers (including fixed account).............          (1,763,606)              (852,838)              (921,530)
   Policy charges......................................          (1,931,044)            (1,929,385)            (2,055,272)
   Transfers for policy benefits and terminations......          (2,629,741)            (2,993,891)            (3,181,375)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (4,395,536)            (3,624,843)            (3,809,911)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............           11,668,008             11,048,033            (9,629,257)
NET ASSETS:
   Beginning of year...................................           59,683,995             48,635,962             58,265,219
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $        71,352,003    $        59,683,995   $         48,635,962
                                                         ===================    ===================   ====================

                                                                             AMERICAN FUNDS(R) GROWTH
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2020                  2019                   2018
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (11,401)    $           972,926   $            227,562
   Net realized gains (losses).........................           14,074,326             26,790,530             28,002,749
   Change in unrealized gains (losses) on investments..          107,475,084             31,631,466           (28,005,303)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................          121,538,009             59,394,922                225,008
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            5,876,372              6,452,081              6,806,805
   Net transfers (including fixed account).............          (3,830,017)            (1,850,375)            (4,908,009)
   Policy charges......................................          (8,115,728)            (7,237,718)            (7,336,702)
   Transfers for policy benefits and terminations......         (10,529,632)           (12,316,632)           (15,157,655)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................         (16,599,005)           (14,952,644)           (20,595,561)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............          104,939,004             44,442,278           (20,370,553)
NET ASSETS:
   Beginning of year...................................          246,759,213            202,316,935            222,687,488
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $       351,698,217    $       246,759,213   $        202,316,935
                                                         ===================    ===================   ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                          AMERICAN FUNDS(R) GROWTH-INCOME
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2020                  2019                   2018
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,640,406   $          2,048,291   $          1,629,531
   Net realized gains (losses).........................            5,449,902             16,400,877             12,324,591
   Change in unrealized gains (losses) on investments..           12,216,047             14,655,771           (16,247,317)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           19,306,355             33,104,939            (2,293,195)
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            4,223,149              4,494,740              4,740,279
   Net transfers (including fixed account).............          (2,260,280)                115,258              (897,932)
   Policy charges......................................          (4,947,404)            (5,127,005)            (5,182,026)
   Transfers for policy benefits and terminations......          (5,713,898)            (7,721,984)            (8,016,812)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (8,698,433)            (8,238,991)            (9,356,491)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           10,607,922             24,865,948           (11,649,686)
NET ASSETS:
   Beginning of year...................................          156,578,780            131,712,832            143,362,518
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $       167,186,702   $        156,578,780   $        131,712,832
                                                         ===================   ====================   ====================

                                                                      BHFTI BRIGHTHOUSE ASSET ALLOCATION 100
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                2020                   2019                   2018
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         3,912,000   $          5,737,346   $          3,415,295
   Net realized gains (losses).........................           51,534,556             52,832,024             22,799,393
   Change in unrealized gains (losses) on investments..           33,013,001             54,404,118           (75,283,371)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           88,459,557            112,973,488           (49,068,683)
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........           13,094,771             14,606,669             15,222,364
   Net transfers (including fixed account).............          (4,049,537)            (3,324,910)            (3,012,653)
   Policy charges......................................         (14,183,262)           (14,434,013)           (15,121,452)
   Transfers for policy benefits and terminations......         (23,854,097)           (30,154,044)           (31,004,815)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................         (28,992,125)           (33,306,298)           (33,916,556)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           59,467,432             79,667,190           (82,985,239)
NET ASSETS:
   Beginning of year...................................          509,770,946            430,103,756            513,088,995
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $       569,238,378   $        509,770,946   $        430,103,756
                                                         ===================   ====================   ====================

                                                                  BHFTI BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2020                  2019                   2018
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            52,306    $            49,745   $             42,058
   Net realized gains (losses).........................              424,721                652,431                679,059
   Change in unrealized gains (losses) on investments..              686,557                694,958            (1,017,041)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            1,163,584              1,397,134              (295,924)
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              117,463                131,053                134,619
   Net transfers (including fixed account).............            (136,068)               (23,533)                (1,707)
   Policy charges......................................            (182,045)              (172,678)              (176,936)
   Transfers for policy benefits and terminations......            (175,060)              (206,647)              (140,253)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (375,710)              (271,805)              (184,277)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............              787,874              1,125,329              (480,201)
NET ASSETS:
   Beginning of year...................................            5,616,046              4,490,717              4,970,918
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $         6,403,920    $         5,616,046   $          4,490,717
                                                         ===================    ===================   ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                         BHFTI CLARION GLOBAL REAL ESTATE
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2020                  2019                   2018
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           652,504    $           536,785   $          1,036,241
   Net realized gains (losses).........................               88,988               (39,179)              (155,595)
   Change in unrealized gains (losses) on investments..          (1,763,589)              3,409,007            (2,489,049)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................          (1,022,097)              3,906,613            (1,608,403)
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              789,314                865,576                955,972
   Net transfers (including fixed account).............            (832,080)              (264,800)              (529,436)
   Policy charges......................................            (579,877)              (670,148)              (643,002)
   Transfers for policy benefits and terminations......          (1,197,199)            (1,427,918)            (1,286,030)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (1,819,842)            (1,497,290)            (1,502,496)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............          (2,841,939)              2,409,323            (3,110,899)
NET ASSETS:
   Beginning of year...................................           18,693,195             16,283,872             19,394,771
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $        15,851,256    $        18,693,195   $         16,283,872
                                                         ===================    ===================   ====================

                                                                        BHFTI HARRIS OAKMARK INTERNATIONAL
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2020                  2019                   2018
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,062,326    $           898,194   $            809,260
   Net realized gains (losses).........................            (420,718)              2,780,881              2,342,616
   Change in unrealized gains (losses) on investments..              604,412              5,736,450           (16,083,970)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            1,246,020              9,415,525           (12,932,094)
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,477,064              1,624,377              1,824,376
   Net transfers (including fixed account).............          (1,907,324)            (1,387,533)            (1,186,054)
   Policy charges......................................          (1,214,817)            (1,436,424)            (1,694,681)
   Transfers for policy benefits and terminations......          (1,683,566)            (1,951,178)            (2,690,594)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (3,328,643)            (3,150,758)            (3,746,953)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............          (2,082,623)              6,264,767           (16,679,047)
NET ASSETS:
   Beginning of year...................................           46,432,224             40,167,457             56,846,504
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $        44,349,601    $        46,432,224   $         40,167,457
                                                         ===================    ===================   ====================

                                                                             BHFTI INVESCO GLOBAL EQUITY
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2020                   2019                   2018
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             56,520   $             71,090   $           103,743
   Net realized gains (losses).........................               150,760              1,550,017             1,393,209
   Change in unrealized gains (losses) on investments..             2,605,197              1,259,882           (2,984,327)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             2,812,477              2,880,989           (1,487,375)
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               259,338                272,008               320,336
   Net transfers (including fixed account).............             (129,023)              (551,966)             1,175,264
   Policy charges......................................             (344,416)              (342,624)             (371,088)
   Transfers for policy benefits and terminations......             (492,261)              (571,623)             (869,477)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (706,362)            (1,194,205)               255,035
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............             2,106,115              1,686,784           (1,232,340)
NET ASSETS:
   Beginning of year...................................            11,266,055              9,579,271            10,811,611
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $         13,372,170   $         11,266,055   $         9,579,271
                                                         ====================   ====================   ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                          BHFTI INVESCO SMALL CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2020                  2019                   2018
                                                         --------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (23,617)   $          (26,509)   $          (26,420)
   Net realized gains (losses).........................               444,496             1,027,552               881,560
   Change in unrealized gains (losses) on investments..             3,512,425               406,303           (1,496,824)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................             3,933,304             1,407,346             (641,684)
                                                         --------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               166,382               190,100               184,517
   Net transfers (including fixed account).............               311,718              (96,631)               691,101
   Policy charges......................................             (221,822)             (208,285)             (205,752)
   Transfers for policy benefits and terminations......             (406,532)             (139,320)             (442,664)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................             (150,254)             (254,136)               227,202
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............             3,783,050             1,153,210             (414,482)
NET ASSETS:
   Beginning of year...................................             7,068,268             5,915,058             6,329,540
                                                         --------------------   -------------------   -------------------
   End of year.........................................  $         10,851,318   $         7,068,268   $         5,915,058
                                                         ====================   ===================   ===================

                                                                            BHFTI LOOMIS SAYLES GROWTH
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2020                  2019                  2018
                                                         -------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           174,872   $           224,695    $           159,607
   Net realized gains (losses).........................           13,335,682             5,316,134              3,208,207
   Change in unrealized gains (losses) on investments..          (2,814,912)             1,385,952            (5,573,429)
                                                         -------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           10,695,642             6,926,781            (2,205,615)
                                                         -------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,167,927             1,294,399              1,487,122
   Net transfers (including fixed account).............            (390,896)             (861,980)            (1,460,672)
   Policy charges......................................          (1,300,065)           (1,281,470)            (1,510,276)
   Transfers for policy benefits and terminations......          (1,783,469)           (2,324,215)            (2,478,661)
                                                         -------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (2,306,503)           (3,173,266)            (3,962,487)
                                                         -------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............            8,389,139             3,753,515            (6,168,102)
NET ASSETS:
   Beginning of year...................................           34,721,631            30,968,116             37,136,218
                                                         -------------------   -------------------    -------------------
   End of year.........................................  $        43,110,770   $        34,721,631    $        30,968,116
                                                         ===================   ===================    ===================

                                                                        BHFTI MFS(R) RESEARCH INTERNATIONAL
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2020                   2019                  2018
                                                         -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,568,485   $           864,554   $          1,427,860
   Net realized gains (losses).........................            2,894,852             3,696,542                387,257
   Change in unrealized gains (losses) on investments..            5,942,453            15,040,199           (13,892,541)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           10,405,790            19,601,295           (12,077,424)
                                                         -------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            2,953,823             3,244,544              3,477,796
   Net transfers (including fixed account).............            (449,173)             (773,770)            (2,442,183)
   Policy charges......................................          (2,583,208)           (2,610,995)            (2,781,902)
   Transfers for policy benefits and terminations......          (3,476,311)           (4,941,302)            (5,084,767)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (3,554,869)           (5,081,523)            (6,831,056)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............            6,850,921            14,519,772           (18,908,480)
NET ASSETS:
   Beginning of year...................................           86,644,652            72,124,880             91,033,360
                                                         -------------------   -------------------   --------------------
   End of year.........................................  $        93,495,573   $        86,644,652   $         72,124,880
                                                         ===================   ===================   ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                         BHFTI MORGAN STANLEY DISCOVERY
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2020                  2019                  2018
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         (200,531)   $         (125,364)   $         (107,150)
   Net realized gains (losses).........................            7,989,996             5,893,020             5,503,944
   Change in unrealized gains (losses) on investments..           35,091,188             2,906,483           (3,278,130)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           42,880,653             8,674,139             2,118,664
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              968,053               988,361             1,019,177
   Net transfers (including fixed account).............            1,417,197             (224,828)             (321,548)
   Policy charges......................................          (1,353,130)           (1,070,911)             (959,532)
   Transfers for policy benefits and terminations......          (1,850,887)           (1,372,707)           (1,273,456)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (818,767)           (1,680,085)           (1,535,359)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............           42,061,886             6,994,054               583,305
NET ASSETS:
   Beginning of year...................................           29,081,623            22,087,569            21,504,264
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        71,143,509   $        29,081,623   $        22,087,569
                                                         ===================   ===================   ===================

                                                                      BHFTI PIMCO INFLATION PROTECTED BOND
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2020                  2019                  2018
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           248,336   $           303,818   $           154,246
   Net realized gains (losses).........................             (22,415)              (74,712)             (184,161)
   Change in unrealized gains (losses) on investments..              789,902               499,630             (225,905)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            1,015,823               728,736             (255,820)
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              524,535               563,399               581,560
   Net transfers (including fixed account).............             (49,120)             (304,310)               451,961
   Policy charges......................................            (483,837)             (521,196)             (555,640)
   Transfers for policy benefits and terminations......            (351,985)             (487,905)           (1,406,850)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (360,407)             (750,012)             (928,969)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............              655,416              (21,276)           (1,184,789)
NET ASSETS:
   Beginning of year...................................            9,249,729             9,271,005            10,455,794
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $         9,905,145   $         9,249,729   $         9,271,005
                                                         ===================   ===================   ===================

                                                                            BHFTI PIMCO TOTAL RETURN
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2020                  2019                  2018
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,992,711   $         1,439,498   $           642,617
   Net realized gains (losses).........................              185,522              (12,573)             (205,315)
   Change in unrealized gains (losses) on investments..            2,157,074             2,719,115             (608,138)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            4,335,307             4,146,040             (170,836)
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            2,259,512             2,519,735             2,705,900
   Net transfers (including fixed account).............              302,003             1,133,983              (89,942)
   Policy charges......................................          (2,316,404)           (2,346,903)           (2,300,209)
   Transfers for policy benefits and terminations......          (3,074,626)           (2,729,757)           (2,867,678)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (2,829,515)           (1,422,942)           (2,551,929)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            1,505,792             2,723,098           (2,722,765)
NET ASSETS:
   Beginning of year...................................           53,127,548            50,404,450            53,127,215
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        54,633,340   $        53,127,548   $        50,404,450
                                                         ===================   ===================   ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                        BHFTI SSGA GROWTH AND INCOME ETF
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2020                  2019                  2018
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          172,550   $           161,530   $           178,658
   Net realized gains (losses).........................             241,916               379,007               398,553
   Change in unrealized gains (losses) on investments..             233,435               748,850           (1,099,514)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................             647,901             1,289,387             (522,303)
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             203,759               209,481               218,555
   Net transfers (including fixed account).............           (104,356)             (431,857)                73,882
   Policy charges......................................           (293,686)             (296,626)             (319,673)
   Transfers for policy benefits and terminations......           (224,812)           (1,004,170)             (773,596)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................           (419,095)           (1,523,172)             (800,832)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............             228,806             (233,785)           (1,323,135)
NET ASSETS:
   Beginning of year...................................           7,001,852             7,235,637             8,558,772
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $        7,230,658   $         7,001,852   $         7,235,637
                                                         ==================   ===================   ===================

                                                                              BHFTI SSGA GROWTH ETF
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2020                  2019                  2018
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          211,420   $           186,571   $           203,026
   Net realized gains (losses).........................             323,873               629,016               662,351
   Change in unrealized gains (losses) on investments..             331,902             1,141,107           (1,736,985)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................             867,195             1,956,694             (871,608)
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             252,542               310,499               261,817
   Net transfers (including fixed account).............         (1,036,433)             (415,803)              (24,784)
   Policy charges......................................           (208,014)             (230,646)             (240,967)
   Transfers for policy benefits and terminations......           (739,779)             (186,537)             (985,953)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (1,731,684)             (522,487)             (989,887)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............           (864,489)             1,434,207           (1,861,495)
NET ASSETS:
   Beginning of year...................................          10,509,729             9,075,522            10,937,017
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $        9,645,240   $        10,509,729   $         9,075,522
                                                         ==================   ===================   ===================

                                                                       BHFTI T. ROWE PRICE MID CAP GROWTH
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2020                  2019                  2018
                                                         -------------------   ------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (55,941)   $         (45,895)   $         (153,401)
   Net realized gains (losses).........................            4,487,474            7,095,530             5,928,381
   Change in unrealized gains (losses) on investments..            5,391,998            4,023,037           (6,577,433)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            9,823,531           11,072,672             (802,453)
                                                         -------------------   ------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              871,131              908,355               986,411
   Net transfers (including fixed account).............          (1,146,096)            (117,350)               587,290
   Policy charges......................................          (1,250,865)          (1,292,667)           (1,241,067)
   Transfers for policy benefits and terminations......          (1,631,399)          (2,450,879)           (2,014,460)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (3,157,229)          (2,952,541)           (1,681,826)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets.............            6,666,302            8,120,131           (2,484,279)
NET ASSETS:
   Beginning of year...................................           44,976,391           36,856,260            39,340,539
                                                         -------------------   ------------------   -------------------
   End of year.........................................  $        51,642,693   $       44,976,391   $        36,856,260
                                                         ===================   ==================   ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                       BHFTI VICTORY SYCAMORE MID CAP VALUE
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2020                  2019                   2018
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            302,451   $           248,263   $            121,776
   Net realized gains (losses).........................             1,152,526               804,978              4,802,329
   Change in unrealized gains (losses) on investments..               165,304             5,305,112            (7,527,321)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,620,281             6,358,353            (2,603,216)
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               886,719               967,249              1,010,907
   Net transfers (including fixed account).............             (785,284)             (312,265)              (387,976)
   Policy charges......................................             (893,642)             (983,247)            (1,018,131)
   Transfers for policy benefits and terminations......           (1,028,196)           (1,901,922)            (1,670,019)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,820,403)           (2,230,185)            (2,065,219)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............             (200,122)             4,128,168            (4,668,435)
NET ASSETS:
   Beginning of year...................................            27,054,740            22,926,572             27,595,007
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         26,854,618   $        27,054,740   $         22,926,572
                                                         ====================   ===================   ====================

                                                                     BHFTII BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2020                   2019                  2018
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            416,378   $           227,428   $            198,663
   Net realized gains (losses).........................             1,810,118             1,767,353                319,558
   Change in unrealized gains (losses) on investments..             4,547,810             4,751,171            (5,105,091)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             6,774,306             6,745,952            (4,586,870)
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,142,798             1,232,042              1,268,670
   Net transfers (including fixed account).............             (134,103)             (282,283)                264,964
   Policy charges......................................             (968,746)             (950,855)              (992,355)
   Transfers for policy benefits and terminations......             (940,939)           (1,705,543)            (1,243,271)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (900,990)           (1,706,639)              (701,992)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............             5,873,316             5,039,313            (5,288,862)
NET ASSETS:
   Beginning of year...................................            26,690,065            21,650,752             26,939,614
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         32,563,381   $        26,690,065   $         21,650,752
                                                         ====================   ===================   ====================

                                                                            BHFTII BLACKROCK BOND INCOME
                                                                                     SUB-ACCOUNT
                                                         ------------------------------------------------------------------
                                                                 2020                   2019                   2018
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          4,990,571   $          4,837,047   $          4,176,459
   Net realized gains (losses).........................               170,028              (156,824)              (274,207)
   Change in unrealized gains (losses) on investments..             6,490,396              7,940,112            (4,774,612)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            11,650,995             12,620,335              (872,360)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             3,428,173              3,857,541              3,902,318
   Net transfers (including fixed account).............             1,151,611              (493,060)                199,584
   Policy charges......................................           (4,050,069)            (3,918,145)            (3,814,338)
   Transfers for policy benefits and terminations......           (3,807,602)            (5,126,769)            (3,352,945)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (3,277,887)            (5,680,433)            (3,065,381)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             8,373,108              6,939,902            (3,937,741)
NET ASSETS:
   Beginning of year...................................           140,940,807            134,000,905            137,938,646
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        149,313,915   $        140,940,807   $        134,000,905
                                                         ====================   ====================   ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                        BHFTII BLACKROCK CAPITAL APPRECIATION
                                                                                     SUB-ACCOUNT
                                                         ------------------------------------------------------------------
                                                                 2020                   2019                   2018
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $        (1,438,847)   $          (760,343)   $          (945,713)
   Net realized gains (losses).........................            36,106,776             41,683,745             35,163,623
   Change in unrealized gains (losses) on investments..            53,846,604             18,153,622           (29,345,103)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            88,514,533             59,077,024              4,872,807
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             6,007,948              6,863,478              6,994,639
   Net transfers (including fixed account).............           (1,826,278)            (2,349,361)              (933,406)
   Policy charges......................................           (8,773,731)            (8,199,769)            (8,176,669)
   Transfers for policy benefits and terminations......          (11,713,686)           (12,543,799)           (11,712,077)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (16,305,747)           (16,229,451)           (13,827,513)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            72,208,786             42,847,573            (8,954,706)
NET ASSETS:
   Beginning of year...................................           232,012,188            189,164,615            198,119,321
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        304,220,974   $        232,012,188   $        189,164,615
                                                         ====================   ====================   ====================

                                                                       BHFTII BLACKROCK ULTRA-SHORT TERM BOND
                                                                                     SUB-ACCOUNT
                                                         ------------------------------------------------------------------
                                                                 2020                   2019                   2018
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            572,379   $            494,086   $            225,645
   Net realized gains (losses).........................                38,007                 60,201                 80,588
   Change in unrealized gains (losses) on investments..             (590,710)                 47,150                194,207
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                19,676                601,437                500,440
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             3,437,133              3,357,771              3,785,534
   Net transfers (including fixed account).............             5,382,853              2,142,399              (156,494)
   Policy charges......................................           (3,592,233)            (3,567,550)            (3,825,576)
   Transfers for policy benefits and terminations......           (3,752,643)            (2,625,421)            (3,368,902)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             1,475,110              (692,801)            (3,565,438)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             1,494,786               (91,364)            (3,064,998)
NET ASSETS:
   Beginning of year...................................            34,304,689             34,396,053             37,461,051
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         35,799,475   $         34,304,689   $         34,396,053
                                                         ====================   ====================   ====================

                                                                       BHFTII BRIGHTHOUSE ASSET ALLOCATION 20
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2020                   2019                  2018
                                                         --------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            115,815   $            95,913    $           112,678
   Net realized gains (losses).........................                59,619                37,713               (11,352)
   Change in unrealized gains (losses) on investments..               177,029               393,196              (253,825)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................               352,463               526,822              (152,499)
                                                         --------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               157,144               189,918                202,626
   Net transfers (including fixed account).............             (414,397)               193,280                165,351
   Policy charges......................................             (217,942)             (335,621)              (415,901)
   Transfers for policy benefits and terminations......             (329,867)             (741,035)            (1,275,524)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (805,062)             (693,458)            (1,323,448)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............             (452,599)             (166,636)            (1,475,947)
NET ASSETS:
   Beginning of year...................................             4,791,184             4,957,820              6,433,767
                                                         --------------------   -------------------    -------------------
   End of year.........................................  $          4,338,585   $         4,791,184    $         4,957,820
                                                         ====================   ===================    ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                        BHFTII BRIGHTHOUSE ASSET ALLOCATION 40
                                                                                      SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                  2020                   2019                    2018
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             198,370   $            170,058    $            161,169
   Net realized gains (losses).........................                313,391                389,728                 264,937
   Change in unrealized gains (losses) on investments..                266,833                632,758               (809,161)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                778,594              1,192,544               (383,055)
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                314,848                330,524                 380,103
   Net transfers (including fixed account).............              (616,884)              (186,877)                  60,466
   Policy charges......................................              (377,117)              (391,635)               (489,440)
   Transfers for policy benefits and terminations......              (376,985)              (427,138)               (359,925)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (1,056,138)              (675,126)               (408,796)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............              (277,544)                517,418               (791,851)
NET ASSETS:
   Beginning of year...................................              8,544,702              8,027,284               8,819,135
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $           8,267,158   $          8,544,702    $          8,027,284
                                                         =====================   ====================    ====================

                                                                        BHFTII BRIGHTHOUSE ASSET ALLOCATION 60
                                                                                      SUB-ACCOUNT
                                                         -------------------------------------------------------------------
                                                                 2020                    2019                   2018
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            964,654   $             850,508   $            726,254
   Net realized gains (losses).........................             3,126,069               3,827,651              2,432,969
   Change in unrealized gains (losses) on investments..             2,076,087               3,524,650            (6,037,605)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             6,166,810               8,202,809            (2,878,382)
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,521,459               1,698,074              1,778,978
   Net transfers (including fixed account).............             (233,271)             (1,591,073)              1,266,588
   Policy charges......................................           (1,938,156)             (1,926,918)            (1,971,459)
   Transfers for policy benefits and terminations......           (2,214,170)             (2,169,294)            (5,221,781)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (2,864,138)             (3,989,211)            (4,147,674)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............             3,302,672               4,213,598            (7,026,056)
NET ASSETS:
   Beginning of year...................................            47,952,358              43,738,760             50,764,816
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $         51,255,030   $          47,952,358   $         43,738,760
                                                         ====================   =====================   ====================

                                                                       BHFTII BRIGHTHOUSE ASSET ALLOCATION 80
                                                                                     SUB-ACCOUNT
                                                         -------------------------------------------------------------------
                                                                 2020                   2019                    2018
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,156,478   $           1,118,665   $            823,335
   Net realized gains (losses).........................             6,169,009               6,939,837              3,540,802
   Change in unrealized gains (losses) on investments..             3,542,477               5,445,861            (9,546,405)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            10,867,964              13,504,363            (5,182,268)
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,470,831               2,609,532              2,934,998
   Net transfers (including fixed account).............           (1,386,902)               (766,819)              (260,062)
   Policy charges......................................           (2,026,059)             (2,000,508)            (2,021,926)
   Transfers for policy benefits and terminations......           (1,384,801)             (3,767,129)            (2,611,055)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (2,326,931)             (3,924,924)            (1,958,045)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............             8,541,033               9,579,439            (7,140,313)
NET ASSETS:
   Beginning of year...................................            67,894,896              58,315,457             65,455,770
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $         76,435,929   $          67,894,896   $         58,315,457
                                                         ====================   =====================   ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                      BHFTII BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                                                     SUB-ACCOUNT
                                                         ------------------------------------------------------------------
                                                                 2020                   2019                   2018
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            470,138   $            336,987   $            205,687
   Net realized gains (losses).........................             1,511,883             12,485,368              6,977,386
   Change in unrealized gains (losses) on investments..             3,237,554              8,180,900           (21,694,183)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             5,219,575             21,003,255           (14,511,110)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             3,915,901              4,262,290              4,478,171
   Net transfers (including fixed account).............           (1,732,518)              (970,443)              (956,614)
   Policy charges......................................           (3,470,763)            (3,902,894)            (4,075,029)
   Transfers for policy benefits and terminations......           (4,054,283)            (5,805,083)            (5,686,614)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (5,341,663)            (6,416,130)            (6,240,086)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             (122,088)             14,587,125           (20,751,196)
NET ASSETS:
   Beginning of year...................................           106,984,048             92,396,923            113,148,119
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        106,861,960   $        106,984,048   $         92,396,923
                                                         ====================   ====================   ====================

                                                                      BHFTII BRIGHTHOUSE/WELLINGTON BALANCED
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2020                  2019                   2018
                                                         -------------------    -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           202,767    $           188,705    $           123,746
   Net realized gains (losses).........................              517,959                642,797                712,620
   Change in unrealized gains (losses) on investments..            1,057,800              1,245,841            (1,253,337)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................            1,778,526              2,077,343              (416,971)
                                                         -------------------    -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              263,339                242,379                311,423
   Net transfers (including fixed account).............              140,100                778,901              1,231,146
   Policy charges......................................            (390,719)              (358,702)              (320,204)
   Transfers for policy benefits and terminations......            (659,141)              (254,402)              (180,950)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (646,421)                408,176              1,041,415
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets.............            1,132,105              2,485,519                624,444
NET ASSETS:
   Beginning of year...................................           11,444,771              8,959,252              8,334,808
                                                         -------------------    -------------------    -------------------
   End of year.........................................  $        12,576,876    $        11,444,771    $         8,959,252
                                                         ===================    ===================    ===================

                                                               BHFTII BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES
                                                                                     SUB-ACCOUNT
                                                         ------------------------------------------------------------------
                                                                 2020                   2019                   2018
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          3,294,849   $          3,293,083   $          3,455,850
   Net realized gains (losses).........................            33,589,390             27,124,784             17,238,823
   Change in unrealized gains (losses) on investments..           (6,862,113)             44,351,742           (21,535,321)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            30,022,126             74,769,609              (840,648)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             8,763,674              9,805,683             10,092,247
   Net transfers (including fixed account).............           (5,233,941)            (3,387,433)            (2,880,232)
   Policy charges......................................          (10,281,629)           (10,758,759)           (10,424,276)
   Transfers for policy benefits and terminations......          (12,930,238)           (16,401,985)           (16,069,040)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (19,682,134)           (20,742,494)           (19,281,301)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            10,339,992             54,027,115           (20,121,949)
NET ASSETS:
   Beginning of year...................................           308,154,859            254,127,744            274,249,693
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        318,494,851   $        308,154,859   $        254,127,744
                                                         ====================   ====================   ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                          BHFTII FRONTIER MID CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2020                  2019                  2018
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (15,866)   $           (15,835)   $          (15,503)
   Net realized gains (losses).........................              593,290                626,894               543,060
   Change in unrealized gains (losses) on investments..              697,613                584,834             (744,552)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            1,275,037              1,195,893             (216,995)
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              113,341                130,240               150,963
   Net transfers (including fixed account).............            (505,410)                272,460              (38,367)
   Policy charges......................................            (130,960)              (140,648)             (145,205)
   Transfers for policy benefits and terminations......            (329,141)              (174,208)             (279,737)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (852,170)                 87,844             (312,346)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............              422,867              1,283,737             (529,341)
NET ASSETS:
   Beginning of year...................................            4,890,098              3,606,361             4,135,702
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $         5,312,965   $          4,890,098   $         3,606,361
                                                         ===================   ====================   ===================

                                                                             BHFTII JENNISON GROWTH
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2020                  2019                   2018
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (28,704)   $            17,981   $           (3,422)
   Net realized gains (losses).........................            2,723,885             2,902,816             2,793,687
   Change in unrealized gains (losses) on investments..            7,436,685             1,894,369           (2,841,957)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           10,131,866             4,815,166              (51,692)
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              416,507               413,887               425,898
   Net transfers (including fixed account).............              806,269             (617,762)             1,035,111
   Policy charges......................................            (591,743)             (521,895)             (505,384)
   Transfers for policy benefits and terminations......            (502,062)           (1,478,561)           (1,057,723)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................              128,971           (2,204,331)             (102,098)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............           10,260,837             2,610,835             (153,790)
NET ASSETS:
   Beginning of year...................................           18,150,531            15,539,696            15,693,486
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        28,411,368   $        18,150,531   $        15,539,696
                                                         ===================   ===================   ===================

                                                                        BHFTII LOOMIS SAYLES SMALL CAP CORE
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2020                  2019                  2018
                                                         --------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (503,794)   $         (709,177)   $         (780,851)
   Net realized gains (losses).........................            10,233,818            15,514,512            17,739,777
   Change in unrealized gains (losses) on investments..             4,677,534            15,452,397          (32,819,823)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            14,407,558            30,257,732          (15,860,897)
                                                         --------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             3,517,305             4,275,663             4,244,937
   Net transfers (including fixed account).............           (3,297,416)           (1,599,927)           (1,883,160)
   Policy charges......................................           (4,244,027)           (4,767,746)           (5,015,394)
   Transfers for policy benefits and terminations......           (4,804,033)           (7,774,973)           (8,214,308)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................           (8,828,171)           (9,866,983)          (10,867,925)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............             5,579,387            20,390,749          (26,728,822)
NET ASSETS:
   Beginning of year...................................           144,837,269           124,446,520           151,175,342
                                                         --------------------   -------------------   -------------------
   End of year.........................................  $        150,416,656   $       144,837,269   $       124,446,520
                                                         ====================   ===================   ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                       BHFTII LOOMIS SAYLES SMALL CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2020                   2019                  2018
                                                         -------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (36,310)   $          (34,907)    $          (35,160)
   Net realized gains (losses).........................            1,438,282             1,859,114              1,824,619
   Change in unrealized gains (losses) on investments..            2,191,409               616,905            (1,690,026)
                                                         -------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            3,593,381             2,441,112                 99,433
                                                         -------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              279,952               312,094                321,752
   Net transfers (including fixed account).............            (201,095)              (53,358)              (534,416)
   Policy charges......................................            (314,548)             (305,253)              (316,244)
   Transfers for policy benefits and terminations......            (320,401)             (542,437)              (648,757)
                                                         -------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (556,092)             (588,954)            (1,177,665)
                                                         -------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............            3,037,289             1,852,158            (1,078,232)
NET ASSETS:
   Beginning of year...................................           11,239,585             9,387,427             10,465,659
                                                         -------------------   -------------------    -------------------
   End of year.........................................  $        14,276,874   $        11,239,585    $         9,387,427
                                                         ===================   ===================    ===================

                                                                        BHFTII METLIFE AGGREGATE BOND INDEX
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2020                   2019                  2018
                                                         -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         4,751,318   $         4,719,823   $          4,367,757
   Net realized gains (losses).........................              180,504              (96,058)              (159,700)
   Change in unrealized gains (losses) on investments..            6,185,266             7,821,973            (4,563,850)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           11,117,088            12,445,738              (355,793)
                                                         -------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              879,975             1,022,508              1,061,379
   Net transfers (including fixed account).............            1,364,214           (2,127,480)              1,552,277
   Policy charges......................................          (2,456,322)           (2,317,603)            (2,198,122)
   Transfers for policy benefits and terminations......          (1,761,225)           (1,197,116)            (1,480,789)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (1,973,358)           (4,619,691)            (1,065,255)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............            9,143,730             7,826,047            (1,421,048)
NET ASSETS:
   Beginning of year...................................          155,327,893           147,501,846            148,922,894
                                                         -------------------   -------------------   --------------------
   End of year.........................................  $       164,471,623   $       155,327,893   $        147,501,846
                                                         ===================   ===================   ====================

                                                                        BHFTII METLIFE MID CAP STOCK INDEX
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2020                  2019                  2018
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           244,360   $            256,920   $           230,946
   Net realized gains (losses).........................            1,570,936              2,609,859             2,954,987
   Change in unrealized gains (losses) on investments..            1,176,775              2,641,074           (6,030,450)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            2,992,071              5,507,853           (2,844,517)
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              706,005                772,595               802,674
   Net transfers (including fixed account).............          (1,086,764)              (348,032)             (709,931)
   Policy charges......................................            (716,636)              (862,274)             (905,476)
   Transfers for policy benefits and terminations......            (920,509)            (1,156,393)           (1,702,186)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (2,017,904)            (1,594,104)           (2,514,919)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............              974,167              3,913,749           (5,359,436)
NET ASSETS:
   Beginning of year...................................           26,136,302             22,222,553            27,581,989
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $        27,110,469   $         26,136,302   $        22,222,553
                                                         ===================   ====================   ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                         BHFTII METLIFE MSCI EAFE(R) INDEX
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2020                   2019                  2018
                                                         -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           359,327   $           308,470   $            338,658
   Net realized gains (losses).........................              117,033               179,094                196,849
   Change in unrealized gains (losses) on investments..              538,917             2,039,686            (2,417,557)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            1,015,277             2,527,250            (1,882,050)
                                                         -------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              431,370               487,636                512,058
   Net transfers (including fixed account).............            (483,039)               849,776                337,239
   Policy charges......................................            (404,708)             (429,929)              (430,812)
   Transfers for policy benefits and terminations......            (330,078)             (652,328)            (1,010,192)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (786,455)               255,155              (591,707)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............              228,822             2,782,405            (2,473,757)
NET ASSETS:
   Beginning of year...................................           14,244,409            11,462,004             13,935,761
                                                         -------------------   -------------------   --------------------
   End of year.........................................  $        14,473,231   $        14,244,409   $         11,462,004
                                                         ===================   ===================   ====================

                                                                       BHFTII METLIFE RUSSELL 2000(R) INDEX
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2020                  2019                   2018
                                                         --------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            228,920   $           206,379   $           195,128
   Net realized gains (losses).........................             1,497,475             2,745,435             2,468,374
   Change in unrealized gains (losses) on investments..             2,877,838             2,539,365           (5,452,268)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................             4,604,233             5,491,179           (2,788,766)
                                                         --------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               760,714               825,515               878,089
   Net transfers (including fixed account).............             (129,770)               461,619               476,751
   Policy charges......................................             (777,493)             (820,426)             (898,384)
   Transfers for policy benefits and terminations......           (1,201,411)           (1,311,767)           (1,572,458)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................           (1,347,960)             (845,059)           (1,116,002)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............             3,256,273             4,646,120           (3,904,768)
NET ASSETS:
   Beginning of year...................................            26,787,121            22,141,001            26,045,769
                                                         --------------------   -------------------   -------------------
   End of year.........................................  $         30,043,394   $        26,787,121   $        22,141,001
                                                         ====================   ===================   ===================

                                                                            BHFTII METLIFE STOCK INDEX
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2020                  2019                   2018
                                                         --------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          2,774,443   $         3,168,436   $         2,472,157
   Net realized gains (losses).........................            18,259,277            19,936,285            16,576,419
   Change in unrealized gains (losses) on investments..            13,814,945            28,540,113          (28,060,726)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            34,848,665            51,644,834           (9,012,150)
                                                         --------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             5,287,882             5,882,350             6,125,640
   Net transfers (including fixed account).............           (1,381,784)             1,129,499               703,984
   Policy charges......................................           (8,339,028)           (8,311,504)           (8,390,417)
   Transfers for policy benefits and terminations......          (10,512,743)          (11,814,878)          (11,772,959)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (14,945,673)          (13,114,533)          (13,333,752)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            19,902,992            38,530,301          (22,345,902)
NET ASSETS:
   Beginning of year...................................           212,574,953           174,044,652           196,390,554
                                                         --------------------   -------------------   -------------------
   End of year.........................................  $        232,477,945   $       212,574,953   $       174,044,652
                                                         ====================   ===================   ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                            BHFTII MFS(R) TOTAL RETURN
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                 2020                  2019                 2018
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,611,447   $         1,574,695   $         1,542,255
   Net realized gains (losses).........................            4,050,629             4,319,292             6,099,009
   Change in unrealized gains (losses) on investments..            1,568,779             8,833,134          (12,627,518)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            7,230,855            14,727,121           (4,986,254)
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            2,778,433             3,043,041             3,287,344
   Net transfers (including fixed account).............          (1,143,262)           (1,258,882)                68,650
   Policy charges......................................          (3,403,837)           (3,477,064)           (3,594,854)
   Transfers for policy benefits and terminations......          (3,376,681)           (5,839,487)           (5,216,142)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (5,145,347)           (7,532,392)           (5,455,002)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            2,085,508             7,194,729          (10,441,256)
NET ASSETS:
   Beginning of year...................................           84,605,944            77,411,215            87,852,471
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        86,691,452   $        84,605,944   $        77,411,215
                                                         ===================   ===================   ===================

                                                                               BHFTII MFS(R) VALUE
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2020                  2019                  2018
                                                         -------------------   ------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,285,178   $        1,290,398   $           907,137
   Net realized gains (losses).........................            5,052,429            6,069,862             5,930,562
   Change in unrealized gains (losses) on investments..          (3,740,567)           15,260,570          (15,723,215)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            2,597,040           22,620,830           (8,885,516)
                                                         -------------------   ------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            3,079,200            3,250,134             3,229,050
   Net transfers (including fixed account).............          (1,083,114)          (1,297,930)            12,093,979
   Policy charges......................................          (3,320,709)          (3,508,613)           (3,366,103)
   Transfers for policy benefits and terminations......          (3,260,608)          (4,608,887)           (4,973,401)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (4,585,231)          (6,165,296)             6,983,525
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets.............          (1,988,191)           16,455,534           (1,901,991)
NET ASSETS:
   Beginning of year...................................           95,374,515           78,918,981            80,820,972
                                                         -------------------   ------------------   -------------------
   End of year.........................................  $        93,386,324   $       95,374,515   $        78,918,981
                                                         ===================   ==================   ===================

                                                                          BHFTII NEUBERGER BERMAN GENESIS
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                 2020                  2019                  2018
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (97,129)   $          (65,783)   $           (5,447)
   Net realized gains (losses).........................            4,611,333             8,242,153             8,034,451
   Change in unrealized gains (losses) on investments..            8,833,127             5,516,780          (11,533,228)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           13,347,331            13,693,150           (3,504,224)
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,929,795             2,120,327             2,276,121
   Net transfers (including fixed account).............            (952,440)             (541,707)             (845,067)
   Policy charges......................................          (2,000,314)           (2,050,942)           (2,123,321)
   Transfers for policy benefits and terminations......          (2,856,714)           (3,313,690)           (3,537,927)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (3,879,673)           (3,786,012)           (4,230,194)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            9,467,658             9,907,138           (7,734,418)
NET ASSETS:
   Beginning of year...................................           57,979,595            48,072,457            55,806,875
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        67,447,253   $        57,979,595   $        48,072,457
                                                         ===================   ===================   ===================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                       BHFTII T. ROWE PRICE LARGE CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                2020                   2019                   2018
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (61,059)   $             19,951   $             20,206
   Net realized gains (losses).........................            4,099,427              5,911,257              7,214,636
   Change in unrealized gains (losses) on investments..            9,162,632              3,816,247            (7,499,081)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           13,201,000              9,747,455              (264,239)
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              890,216                920,161                936,031
   Net transfers (including fixed account).............          (2,078,172)                491,455                274,134
   Policy charges......................................          (1,281,178)            (1,222,564)            (1,173,608)
   Transfers for policy benefits and terminations......          (2,443,019)            (2,412,742)            (2,277,918)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (4,912,153)            (2,223,690)            (2,241,361)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            8,288,847              7,523,765            (2,505,600)
NET ASSETS:
   Beginning of year...................................           40,222,158             32,698,393             35,203,993
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $        48,511,005   $         40,222,158   $         32,698,393
                                                         ===================   ====================   ====================

                                                                        BHFTII T. ROWE PRICE SMALL CAP GROWTH
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2020                   2019                   2018
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (20,982)   $           (45,417)   $          (35,046)
   Net realized gains (losses).........................             1,779,265              2,309,118             1,651,411
   Change in unrealized gains (losses) on investments..             1,672,455              2,000,602           (2,540,896)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             3,430,738              4,264,303             (924,531)
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               358,235                356,477               372,956
   Net transfers (including fixed account).............           (1,282,702)                124,731                18,251
   Policy charges......................................             (470,607)              (517,098)             (515,297)
   Transfers for policy benefits and terminations......             (641,065)              (758,256)             (810,237)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (2,036,139)              (794,146)             (934,327)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............             1,394,599              3,470,157           (1,858,858)
NET ASSETS:
   Beginning of year...................................            16,814,784             13,344,627            15,203,485
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $         18,209,383   $         16,814,784   $        13,344,627
                                                         ====================   ====================   ===================

                                                           BHFTII WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                2020                   2019                   2018
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         2,557,360   $          2,135,842   $          2,445,789
   Net realized gains (losses).........................               54,144                143,665                100,936
   Change in unrealized gains (losses) on investments..              239,411              3,941,920            (4,616,099)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            2,850,915              6,221,427            (2,069,374)
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,701,951              1,826,381              1,962,725
   Net transfers (including fixed account).............            (200,073)              (437,489)              (846,489)
   Policy charges......................................          (1,675,808)            (1,781,245)            (1,850,078)
   Transfers for policy benefits and terminations......          (2,583,141)            (3,048,492)            (3,308,007)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (2,757,071)            (3,440,845)            (4,041,849)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               93,844              2,780,582            (6,111,223)
NET ASSETS:
   Beginning of year...................................           48,525,835             45,745,253             51,856,476
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $        48,619,679   $         48,525,835   $         45,745,253
                                                         ===================   ====================   ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                                                  BHFTII WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2020                  2019                   2018
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            300,669   $           196,945   $            147,882
   Net realized gains (losses).........................                69,193              (11,133)               (60,622)
   Change in unrealized gains (losses) on investments..               139,231               247,524               (41,151)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               509,093               433,336                 46,109
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               279,420               312,965                336,884
   Net transfers (including fixed account).............             5,111,996             1,122,288                675,187
   Policy charges......................................             (323,136)             (298,704)              (295,211)
   Transfers for policy benefits and terminations......           (1,471,283)             (907,722)              (834,421)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             3,596,997               228,827              (117,561)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............             4,106,090               662,163               (71,452)
NET ASSETS:
   Beginning of year...................................             8,091,352             7,429,189              7,500,641
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         12,197,442   $         8,091,352   $          7,429,189
                                                         ====================   ===================   ====================

                                                                           FIDELITY(R) VIP EQUITY-INCOME
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2020                  2019                   2018
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,309,278    $         1,595,125   $          1,897,979
   Net realized gains (losses).........................            4,435,570              7,033,777              5,554,453
   Change in unrealized gains (losses) on investments..               47,832             17,036,475           (17,177,039)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            5,792,680             25,665,377            (9,724,607)
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            3,508,586              3,764,291              3,969,605
   Net transfers (including fixed account).............          (1,719,706)            (1,553,174)              (665,989)
   Policy charges......................................          (3,876,077)            (4,170,586)            (4,242,309)
   Transfers for policy benefits and terminations......          (6,209,323)            (7,259,782)            (6,422,849)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (8,296,520)            (9,219,251)            (7,361,542)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............          (2,503,840)             16,446,126           (17,086,149)
NET ASSETS:
   Beginning of year...................................          116,483,006            100,036,880            117,123,029
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $       113,979,166    $       116,483,006   $        100,036,880
                                                         ===================    ===================   ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

New England Variable Life Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on January 31, 1983 to support the
Company's operations with respect to certain variable life insurance policies
(the "Policies"). The Company is an indirect wholly-owned subsidiary of
Brighthouse Financial, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange
Commission, as well as the Massachusetts Division of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each
Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series(R) ("American Funds(R)")
Brighthouse Funds Trust I ("BHFTI")*
Brighthouse Funds Trust II ("BHFTII")*
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")

*See Note 4 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate
Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company, the Separate Account and/or the Separate Account's investments.

Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Separate Account invests.
Declines in or sustained low interest rates can cause a reduction in investment income for certain underlying mutual funds.

2.  LIST OF SUB-ACCOUNTS

Premium payments, less any applicable charges applied to the Separate Account, are invested in one or more Sub-Accounts in accordance with the selection made by the policy owner. The following Sub-Accounts had net assets as of December
31, 2020:

American Funds(R) Bond Sub-Account                    BHFTI Brighthouse/Wellington Large Cap Research
American Funds(R) Global Small Capitalization           Sub-Account
   Sub-Account                                        BHFTI Clarion Global Real Estate Sub-Account
American Funds(R) Growth Sub-Account                  BHFTI Harris Oakmark International Sub-Account
American Funds(R) Growth-Income Sub-Account           BHFTI Invesco Global Equity Sub-Account
BHFTI Brighthouse Asset Allocation 100 Sub-Account    BHFTI Invesco Small Cap Growth Sub-Account

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)

BHFTI Loomis Sayles Growth Sub-Account                  BHFTII Brighthouse/Wellington Core Equity
BHFTI MFS(R) Research International Sub-Account           Opportunities Sub-Account
BHFTI Morgan Stanley Discovery Sub-Account              BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI PIMCO Inflation Protected Bond Sub-Account        BHFTII Jennison Growth Sub-Account
BHFTI PIMCO Total Return Sub-Account                    BHFTII Loomis Sayles Small Cap Core Sub-Account
BHFTI SSGA Growth and Income ETF Sub-Account            BHFTII Loomis Sayles Small Cap Growth
BHFTI SSGA Growth ETF Sub-Account                         Sub-Account
BHFTI T. Rowe Price Mid Cap Growth Sub-Account          BHFTII MetLife Aggregate Bond Index Sub-Account
BHFTI Victory Sycamore Mid Cap Value Sub-Account        BHFTII MetLife Mid Cap Stock Index Sub-Account
BHFTII Baillie Gifford International Stock              BHFTII MetLife MSCI EAFE(R) Index Sub-Account
   Sub-Account                                          BHFTII MetLife Russell 2000(R) Index Sub-Account
BHFTII BlackRock Bond Income Sub-Account                BHFTII MetLife Stock Index Sub-Account
BHFTII BlackRock Capital Appreciation Sub-Account       BHFTII MFS(R) Total Return Sub-Account
BHFTII BlackRock Ultra-Short Term Bond                  BHFTII MFS(R) Value Sub-Account
   Sub-Account                                          BHFTII Neuberger Berman Genesis Sub-Account
BHFTII Brighthouse Asset Allocation 20 Sub-Account      BHFTII T. Rowe Price Large Cap Growth
BHFTII Brighthouse Asset Allocation 40 Sub-Account        Sub-Account
BHFTII Brighthouse Asset Allocation 60 Sub-Account      BHFTII T. Rowe Price Small Cap Growth
BHFTII Brighthouse Asset Allocation 80 Sub-Account        Sub-Account
BHFTII Brighthouse/Artisan Mid Cap Value                BHFTII Western Asset Management Strategic Bond
   Sub-Account                                            Opportunities Sub-Account
BHFTII Brighthouse/Wellington Balanced                  BHFTII Western Asset Management U.S. Government
   Sub-Account                                            Sub-Account
                                                        Fidelity(R) VIP Equity-Income Sub-Account

3.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP")
applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial
Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946,
INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate
Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC").
Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

PREMIUM PAYMENTS
The Company deducts a sales charge for certain Policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable
Sub-Accounts and are credited as policy owner cash value.

NET TRANSFERS
Assets transferred by the policy owner into or out of Sub-Accounts within the
Separate Account or into or out of the fixed account, which is part of the
Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

4.  EXPENSES AND RELATED PARTY TRANSACTIONS

Each Sub-Account calculates a daily performance measure called a "unit value,"
which reflects changes in the net asset value per share of the underlying assets of the fund or portfolio including daily charges against the Sub-Account for mortality and expense risk charges, where applicable, and any dividend or capital gain distributions from the fund or portfolio.

The following annual Separate Account charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the
      Policies.

      The table below represents the range of effective annual rates for the charge for the year ended December 31, 2020:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.00% - 0.90%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)

For some Policies, a Mortality and Expense Risk charge ranging from 0.10% to
0.90% and an Administrative charge ranging from 0.10% to 0.35% is assessed on a monthly basis through the reduction in policy owner cash values. Other policy charges that are assessed through the reduction in policy owner cash values generally include: cost of insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the
Company which may vary by policy based on underwriting criteria. Policy administrative charges range from $.02 to $.35 for every $1,000 of the policy face amount and are assessed per policy per month. Policy fees range from $5 to
$58.41 and are assessed monthly depending on the policy and the policy year. In addition, the Policies impose a surrender charge if the policy is partially or fully surrendered within the specified surrender charge period that ranges from
0% to 90% of the policy's target premium. Certain Policies have an additional surrender charge that ranges from $0 to $5 per $1,000 of policy face amount.
Most Policies offer optional benefits that can be added to the policy by rider.
The charge for riders that provide life insurance benefits can range from $0 to
$500 per $1,000 of coverage and the charge for riders providing benefits in the event of disability can range from $.86 to $67.77 per $100 of the benefit provided. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts for the years ended December 31, 2020, 2019, and
2018.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC
("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  STATEMENTS OF INVESTMENTS

                                                AS OF
                                             DECEMBER 31
                                      ------------------------

                                        SHARES       COST ($)
                                      -----------  -----------
                                         2020          2020
                                      -----------  -----------
     American Funds(R) Bond
       Sub-Account..................    1,065,656   11,660,519
     American Funds(R) Global Small
       Capitalization Sub-Account...    2,260,848   47,861,627
     American Funds(R) Growth
       Sub-Account..................    2,916,418  183,549,195
     American Funds(R) Growth-
       Income Sub-Account...........    3,058,668  126,505,457
     BHFTI Brighthouse Asset
       Allocation 100 Sub-Account...   42,615,139  485,282,076
     BHFTI Brighthouse/Wellington
       Large Cap Research
       Sub-Account..................      374,037    4,645,082
     BHFTI Clarion Global
       Real Estate Sub-Account......    1,378,408   16,914,663
     BHFTI Harris Oakmark
       International Sub-Account....    3,297,397   46,307,279
     BHFTI Invesco Global Equity
       Sub-Account..................      454,532    8,920,458
     BHFTI Invesco Small Cap
       Growth Sub-Account...........      561,379    8,104,279
     BHFTI Loomis Sayles Growth
       Sub-Account..................    2,983,385   37,529,845
     BHFTI MFS(R) Research
       International Sub-Account....    6,745,476   79,847,404
     BHFTI Morgan Stanley
       Discovery Sub-Account........    1,506,693   27,452,605
     BHFTI PIMCO Inflation
       Protected Bond Sub-Account...      912,920    9,613,463
     BHFTI PIMCO Total Return
       Sub-Account..................    4,360,064   51,788,491
     BHFTI SSGA Growth and
       Income ETF Sub-Account.......      579,401    6,642,892
     BHFTI SSGA Growth ETF
       Sub-Account..................      764,891    8,811,394
     BHFTI T. Rowe Price Mid Cap
       Growth Sub-Account...........    4,138,031   41,957,698
     BHFTI Victory Sycamore
       Mid Cap Value Sub-Account....    1,413,335   24,578,029
     BHFTII Baillie Gifford
       International Stock
       Sub-Account..................    2,063,622   22,323,454
     BHFTII BlackRock Bond
       Income Sub-Account...........    1,310,807  142,837,779
     BHFTII BlackRock Capital
       Appreciation Sub-Account.....    5,698,249  174,421,189
     BHFTII BlackRock Ultra-Short
       Term Bond Sub-Account........      356,724   35,886,416
     BHFTII Brighthouse Asset
       Allocation 20 Sub-Account....      375,645    4,175,308
     BHFTII Brighthouse Asset
       Allocation 40 Sub-Account....      690,052    7,824,101
     BHFTII Brighthouse Asset
       Allocation 60 Sub-Account....    4,084,100   46,792,942
     BHFTII Brighthouse Asset
       Allocation 80 Sub-Account....    5,495,110   65,186,169

                                                           FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------------------------------------------
                                                    COST OF                             PROCEEDS
                                                 PURCHASES ($)                       FROM SALES ($)
                                      -----------------------------------  -----------------------------------
                                         2020        2019         2018         2020        2019        2018
                                      ----------  -----------  ----------   ----------  ----------  ----------
     American Funds(R) Bond
       Sub-Account..................   2,277,313    1,027,300   1,310,553      896,505     679,394   1,273,093
     American Funds(R) Global Small
       Capitalization Sub-Account...   4,113,274    4,050,498   3,551,286    5,101,400   4,264,607   4,904,249
     American Funds(R) Growth
       Sub-Account..................   8,539,271   26,222,896  24,539,348   22,819,149  16,505,970  22,314,668
     American Funds(R) Growth-
       Income Sub-Account...........   7,190,868   18,935,827  13,138,349   10,285,913  10,428,877  10,878,798
     BHFTI Brighthouse Asset
       Allocation 100 Sub-Account...  58,083,982   59,241,562  24,633,174   32,249,466  36,356,833  37,062,084
     BHFTI Brighthouse/Wellington
       Large Cap Research
       Sub-Account..................     590,279      761,125     841,309      559,861     387,316     405,245
     BHFTI Clarion Global
       Real Estate Sub-Account......   1,402,194    1,093,777   1,402,643    2,263,511   2,054,214   1,869,222
     BHFTI Harris Oakmark
       International Sub-Account....   2,506,960    5,079,172   4,060,910    3,851,270   4,036,620   4,913,973
     BHFTI Invesco Global Equity
       Sub-Account..................     461,465    1,779,610   2,804,690    1,084,673   1,600,190   1,355,907
     BHFTI Invesco Small Cap
       Growth Sub-Account...........   1,072,435    1,206,498   1,692,225      805,748     418,694     618,282
     BHFTI Loomis Sayles Growth
       Sub-Account..................  13,819,321    5,174,492   2,381,481    2,986,870   3,698,872   4,500,910
     BHFTI MFS(R) Research
       International Sub-Account....   5,759,560    5,156,319   2,292,467    5,009,402   5,713,926   7,699,875
     BHFTI Morgan Stanley
       Discovery Sub-Account........   9,158,218    5,697,145   5,571,376    3,916,839   2,396,655   2,899,952
     BHFTI PIMCO Inflation
       Protected Bond Sub-Account...   1,012,444      600,079   1,151,853    1,124,483   1,045,847   1,926,637
     BHFTI PIMCO Total Return
       Sub-Account..................   4,273,201    3,801,049   2,505,758    5,098,316   3,795,256   4,423,374
     BHFTI SSGA Growth and
       Income ETF Sub-Account.......     703,205      690,933     780,454      719,004   1,693,934   1,046,328
     BHFTI SSGA Growth ETF
       Sub-Account..................     774,959    1,057,994   1,062,759    1,944,909     777,246   1,263,897
     BHFTI T. Rowe Price Mid Cap
       Growth Sub-Account...........   5,796,283    7,696,753   7,239,792    4,680,519   3,975,104   3,609,036
     BHFTI Victory Sycamore
       Mid Cap Value Sub-Account....   2,039,203    1,552,180   5,155,127    2,214,795   2,715,416   2,448,296
     BHFTII Baillie Gifford
       International Stock
       Sub-Account..................   2,417,421    2,272,051   1,236,173    1,357,296   2,313,663   1,740,038
     BHFTII BlackRock Bond
       Income Sub-Account...........   8,988,125    6,788,415   6,009,887    7,275,366   7,631,883   4,902,306
     BHFTII BlackRock Capital
       Appreciation Sub-Account.....  30,592,219   36,582,416  29,829,313   18,669,551  17,889,653  16,435,314
     BHFTII BlackRock Ultra-Short
       Term Bond Sub-Account........   8,169,675    4,310,427   4,968,139    6,129,356   4,502,468   8,308,762
     BHFTII Brighthouse Asset
       Allocation 20 Sub-Account....     691,486      657,334     633,875    1,286,601   1,163,636   1,773,367
     BHFTII Brighthouse Asset
       Allocation 40 Sub-Account....   1,144,512    1,115,456     776,709    1,624,780   1,228,824     770,603
     BHFTII Brighthouse Asset
       Allocation 60 Sub-Account....   6,002,223    6,086,283   5,835,769    4,733,166   5,581,018   7,458,905
     BHFTII Brighthouse Asset
       Allocation 80 Sub-Account....   8,923,403    9,076,929   5,984,507    4,062,328   5,391,172   4,257,514

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                              AS OF
                                           DECEMBER 31
                                     ------------------------

                                       SHARES      COST ($)
                                     ----------  ------------
                                        2020         2020
                                     ----------  ------------
     BHFTII Brighthouse/Artisan
       Mid Cap Value Sub-Account...     452,812    95,503,711
     BHFTII Brighthouse/Wellington
       Balanced Sub-Account........     569,361    10,773,017
     BHFTII Brighthouse/Wellington
       Core Equity Opportunities
       Sub-Account.................   9,269,386   263,462,278
     BHFTII Frontier Mid Cap
       Growth Sub-Account..........     120,697     3,967,451
     BHFTII Jennison Growth
       Sub-Account.................   1,255,484    18,613,881
     BHFTII Loomis Sayles
       Small Cap Core
       Sub-Account.................     561,815   128,104,444
     BHFTII Loomis Sayles
       Small Cap Growth
       Sub-Account.................     875,366    10,955,042
     BHFTII MetLife Aggregate
       Bond Index Sub-Account......  14,239,990   157,017,862
     BHFTII MetLife Mid Cap Stock
       Index Sub-Account...........   1,426,104    22,450,738
     BHFTII MetLife MSCI EAFE(R)
       Index Sub-Account...........     973,991    12,314,262
     BHFTII MetLife Russell 2000(R)
       Index Sub-Account...........   1,337,237    22,046,526
     BHFTII MetLife Stock Index
       Sub-Account.................   3,834,976   144,133,982
     BHFTII MFS(R) Total Return
       Sub-Account.................     490,982    71,310,833
     BHFTII MFS(R) Value
       Sub-Account.................   5,974,898    88,312,508
     BHFTII Neuberger Berman
       Genesis Sub-Account.........   2,809,141    47,738,301
     BHFTII T. Rowe Price
       Large Cap Growth
       Sub-Account.................   1,685,007    35,028,929
     BHFTII T. Rowe Price
       Small Cap Growth
       Sub-Account.................     673,427    13,933,740
     BHFTII Western Asset
       Management Strategic Bond
       Opportunities Sub-Account...   3,505,364    45,355,337
     BHFTII Western Asset
       Management U.S. Government
       Sub-Account.................   1,009,730    12,047,200
     Fidelity(R) VIP Equity-Income
       Sub-Account.................   4,768,939   103,923,421

                                                           FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------------------------------------------
                                                    COST OF                             PROCEEDS
                                                 PURCHASES ($)                       FROM SALES ($)
                                     -----------------------------------  -----------------------------------
                                        2020         2019        2018        2020         2019        2018
                                     ----------  -----------  ----------  -----------  ----------  ----------
     BHFTII Brighthouse/Artisan
       Mid Cap Value Sub-Account...   3,271,192   13,029,185   6,901,132    6,253,007   7,083,173   7,126,740
     BHFTII Brighthouse/Wellington
       Balanced Sub-Account........   1,717,423    1,941,394   2,620,466    1,680,402     720,472     783,879
     BHFTII Brighthouse/Wellington
       Core Equity Opportunities
       Sub-Account.................  36,332,251   28,631,530  19,429,812   21,488,043  22,544,826  20,778,973
     BHFTII Frontier Mid Cap
       Growth Sub-Account..........     613,143      998,138     672,949    1,009,261     334,976     540,353
     BHFTII Jennison Growth
       Sub-Account.................   4,389,381    3,459,374   4,013,619    1,960,651   3,086,519   1,657,078
     BHFTII Loomis Sayles
       Small Cap Core
       Sub-Account.................  11,170,188   14,777,526  15,443,731    9,992,228  10,974,561  11,799,579
     BHFTII Loomis Sayles
       Small Cap Growth
       Sub-Account.................   1,811,729    2,127,819   2,028,909    1,001,421   1,022,758   1,831,638
     BHFTII MetLife Aggregate
       Bond Index Sub-Account......   6,848,472    5,324,082   6,605,066    4,070,434   5,223,766   3,301,468
     BHFTII MetLife Mid Cap Stock
       Index Sub-Account...........   2,194,036    3,090,500   3,370,894    2,495,506   2,027,346   3,521,472
     BHFTII MetLife MSCI EAFE(R)
       Index Sub-Account...........   1,215,377    2,246,512   1,526,514    1,576,283   1,586,697   1,779,360
     BHFTII MetLife Russell 2000(R)
       Index Sub-Account...........   2,559,083    3,775,836   3,273,990    2,346,421   2,010,767   2,420,341
     BHFTII MetLife Stock Index
       Sub-Account.................  18,270,299   21,544,433  16,098,210   17,715,279  16,879,332  16,040,282
     BHFTII MFS(R) Total Return
       Sub-Account.................   5,803,718    5,838,592   7,812,704    5,948,702   8,551,737   6,603,268
     BHFTII MFS(R) Value
       Sub-Account.................   8,119,656    8,092,267  20,021,421    6,115,485   7,096,753   6,597,821
     BHFTII Neuberger Berman
       Genesis Sub-Account.........   4,260,599    7,740,833   7,347,855    4,304,113   4,130,279   4,826,550
     BHFTII T. Rowe Price
       Large Cap Growth
       Sub-Account.................   5,175,717    7,360,841   7,980,723    6,976,376   4,027,491   3,643,289
     BHFTII T. Rowe Price
       Small Cap Growth
       Sub-Account.................   2,129,733    2,862,064   2,099,395    2,634,614   1,584,244   1,789,396
     BHFTII Western Asset
       Management Strategic Bond
       Opportunities Sub-Account...   4,204,394    3,389,185   3,335,366    4,390,802   4,703,562   4,935,135
     BHFTII Western Asset
       Management U.S. Government
       Sub-Account.................   8,731,105    1,587,194   1,515,429    4,833,377   1,161,461   1,485,290
     Fidelity(R) VIP Equity-Income
       Sub-Account.................   7,114,278    9,358,793   8,262,528    9,279,712   9,984,619   8,521,935

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of total returns and expenses as a percentage of average net assets, excluding expenses for the underlying fund or portfolio, and the investment income ratio to average net assets, for each of the five years ended December 31, 2020. The table shows the ranges of total returns of the Sub-Accounts for all Policies investing in the Separate Account. The total return reflects the appropriate mortality and expense risk charged against the
Sub-Account assets, where applicable, for each type of policy. These figures do not reflect charges deducted from the premiums and the cash values of the
Policies as such charges will affect the actual cash values and benefits of the
Policies.

                                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                              ------------------------------------------------------
                                                                              INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                                  NET            INCOME          LOWEST TO           LOWEST TO
                                                              ASSETS ($)        RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                             ------------     -------------  ----------------   --------------------
  American Funds(R) Bond                             2020      12,500,158         2.20         0.00 - 0.90            8.75 - 9.73
     Sub-Account                                     2019      10,456,680         2.62         0.00 - 0.90            8.38 - 9.36
                                                     2018       9,483,768         2.38         0.00 - 0.90        (1.61) - (0.71)
                                                     2017       9,768,443         1.92         0.00 - 0.90            2.74 - 3.66
                                                     2016      10,016,567         1.61         0.00 - 0.90            2.02 - 2.94

  American Funds(R) Global Small Capitalization      2020      71,352,003         0.17         0.00 - 0.90          28.56 - 29.72
     Sub-Account                                     2019      59,683,995         0.16         0.00 - 0.90          30.34 - 31.52
                                                     2018      48,635,962         0.08         0.00 - 0.90      (11.35) - (10.55)
                                                     2017      58,265,219         0.43         0.00 - 0.90          24.77 - 25.89
                                                     2016      51,052,187         0.24         0.00 - 0.90            1.18 - 2.10

  American Funds(R) Growth                           2020     351,698,217         0.32         0.00 - 0.90          50.71 - 52.08
     Sub-Account                                     2019     246,759,213         0.75         0.00 - 0.90          29.60 - 30.77
                                                     2018     202,316,935         0.43         0.00 - 0.90        (1.15) - (0.25)
                                                     2017     222,687,488         0.50         0.00 - 0.90          27.15 - 28.29
                                                     2016     187,207,553         0.77         0.00 - 0.90            8.51 - 9.49

  American Funds(R) Growth-Income                    2020     167,186,702         1.37         0.00 - 0.90          12.53 - 13.55
     Sub-Account                                     2019     156,578,780         1.68         0.00 - 0.90          25.01 - 26.14
                                                     2018     131,712,832         1.39         0.00 - 0.90        (2.67) - (1.79)
                                                     2017     143,362,518         1.39         0.00 - 0.90          21.29 - 22.38
                                                     2016     129,647,875         1.46         0.00 - 0.90          10.52 - 11.52

  BHFTI Brighthouse Asset Allocation 100             2020     569,238,378         1.39         0.00 - 0.90          18.16 - 19.23
     Sub-Account                                     2019     509,770,946         1.78         0.00 - 0.90          26.65 - 27.79
                                                     2018     430,103,756         1.26         0.00 - 0.90       (10.61) - (9.80)
                                                     2017     513,088,995         1.46         0.00 - 0.90          22.11 - 23.21
                                                     2016     448,205,834         2.53         0.00 - 0.90            8.21 - 9.19

  BHFTI Brighthouse/Wellington Large Cap Research    2020       6,403,920         1.13         0.00 - 0.90          21.27 - 22.37
     Sub-Account                                     2019       5,616,046         1.15         0.00 - 0.90          30.99 - 32.17
                                                     2018       4,490,717         1.04         0.00 - 0.90        (6.92) - (6.08)
                                                     2017       4,970,918         1.10         0.00 - 0.90          21.09 - 22.18
                                                     2016       4,084,299         2.50         0.00 - 0.90            7.62 - 8.59

  BHFTI Clarion Global Real Estate                   2020      15,851,256         4.68         0.00 - 0.90        (5.63) - (4.78)
     Sub-Account                                     2019      18,693,195         3.29         0.00 - 0.90          23.98 - 25.10
                                                     2018      16,283,872         6.15         0.00 - 0.90        (9.18) - (8.36)
                                                     2017      19,394,771         3.69         0.00 - 0.90           9.98 - 10.97
                                                     2016      18,971,173         2.35         0.00 - 0.90            0.25 - 1.15

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                                           FOR THE YEAR ENDED DECEMBER 31
                                                                                 ---------------------------------------------------
                                                                                 INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                                     NET            INCOME          LOWEST TO           LOWEST TO
                                                                 ASSETS ($)        RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                                ------------     -------------  ----------------   -----------------
  BHFTI Harris Oakmark International                    2020      44,349,601         3.25         0.00 - 0.90            4.42 - 5.37
     Sub-Account                                        2019      46,432,224         2.42         0.00 - 0.90          23.72 - 24.83
                                                        2018      40,167,457         1.94         0.00 - 0.90      (24.42) - (23.73)
                                                        2017      56,846,504         1.81         0.00 - 0.90          29.61 - 30.78
                                                        2016      45,049,915         2.37         0.00 - 0.90            7.46 - 8.43

  BHFTI Invesco Global Equity                           2020      13,372,170         0.88         0.00 - 0.90          26.77 - 27.92
     Sub-Account                                        2019      11,266,055         1.04         0.00 - 0.90          30.73 - 31.91
                                                        2018       9,579,271         1.27         0.00 - 0.90      (13.75) - (12.96)
                                                        2017      10,811,611         1.09         0.00 - 0.90          35.90 - 37.12
                                                        2016       8,119,467         1.20         0.00 - 0.90          (0.41) - 0.49

  BHFTI Invesco Small Cap Growth                        2020      10,851,318         0.09         0.00 - 0.90          55.83 - 57.24
     Sub-Account                                        2019       7,068,268           --         0.00 - 0.90          23.52 - 24.64
                                                        2018       5,915,058           --         0.00 - 0.90        (9.59) - (8.77)
                                                        2017       6,329,540           --         0.00 - 0.90          24.49 - 25.61
                                                        2016       4,974,722           --         0.00 - 0.90          10.72 - 11.72

  BHFTI Loomis Sayles Growth                            2020      43,110,770         0.83         0.00 - 0.90          31.35 - 32.54
     Sub-Account                                        2019      34,721,631         1.05         0.00 - 0.90          22.72 - 23.83
                                                        2018      30,968,116         0.81         0.00 - 0.90        (7.65) - (6.81)
                                                        2017      37,136,218         0.94         0.00 - 0.90          17.64 - 18.70
                                                        2016      34,210,174         0.66         0.00 - 0.90            2.06 - 2.98

  BHFTI MFS(R) Research International                   2020      93,495,573         2.44         0.00 - 0.90          12.26 - 13.27
     Sub-Account                                        2019      86,644,652         1.59         0.00 - 0.90          27.54 - 28.69
                                                        2018      72,124,880         2.20         0.00 - 0.90      (14.58) - (13.81)
                                                        2017      91,033,360         1.96         0.00 - 0.90          27.36 - 28.51
                                                        2016      74,717,618         2.25         0.00 - 0.90        (1.56) - (0.67)

  BHFTI Morgan Stanley Discovery                        2020      71,143,509           --         0.00 - 0.90        151.49 - 153.77
     Sub-Account                                        2019      29,081,623           --         0.00 - 0.90          39.21 - 40.47
                                                        2018      22,087,569           --         0.00 - 0.90           9.42 - 10.41
                                                        2017      21,504,264         0.34         0.00 - 0.90          39.10 - 40.36
                                                        2016      16,894,375           --         0.00 - 0.90        (9.09) - (8.27)

  BHFTI PIMCO Inflation Protected Bond                  2020       9,905,145         2.99         0.00 - 0.90          10.85 - 11.85
     Sub-Account                                        2019       9,249,729         3.60         0.00 - 0.90            7.52 - 8.49
                                                        2018       9,271,005         1.91         0.00 - 0.90        (3.01) - (2.13)
                                                        2017      10,455,794         1.77         0.00 - 0.90            2.88 - 3.81
                                                        2016      10,401,091           --         0.00 - 0.90            4.22 - 5.17

  BHFTI PIMCO Total Return                              2020      54,633,340         4.02         0.00 - 0.90            7.84 - 8.82
     Sub-Account                                        2019      53,127,548         3.05         0.00 - 0.90            7.71 - 8.69
                                                        2018      50,404,450         1.57         0.00 - 0.90          (0.87) - 0.03
                                                        2017      53,127,215         1.97         0.00 - 0.90            3.84 - 4.77
                                                        2016      55,147,274         2.79         0.00 - 0.90            1.93 - 2.85

  BHFTI SSGA Growth and Income ETF                      2020       7,230,658         2.93         0.00 - 0.75           9.31 - 10.14
     Sub-Account                                        2019       7,001,852         2.59         0.00 - 0.75          18.98 - 19.88
                                                        2018       7,235,637         2.55         0.00 - 0.75        (6.99) - (6.29)
                                                        2017       8,558,772         2.67         0.00 - 0.75          15.35 - 16.21
                                                        2016       8,403,489         2.61         0.00 - 0.90            5.08 - 6.03

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                                           FOR THE YEAR ENDED DECEMBER 31
                                                                                 ---------------------------------------------------
                                                                                 INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                                     NET            INCOME          LOWEST TO           LOWEST TO
                                                                 ASSETS ($)        RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                                ------------     -------------  ----------------   -----------------
  BHFTI SSGA Growth ETF                                 2020       9,645,240         2.69         0.00 - 0.90          10.06 - 11.06
     Sub-Account                                        2019      10,509,729         2.19         0.00 - 0.90          21.50 - 22.60
                                                        2018       9,075,522         2.24         0.00 - 0.90        (9.27) - (8.44)
                                                        2017      10,937,017         2.23         0.00 - 0.90          18.91 - 19.98
                                                        2016       8,877,386         2.39         0.00 - 0.90            6.09 - 7.04

  BHFTI T. Rowe Price Mid Cap Growth                    2020      51,642,693         0.25         0.00 - 0.90          23.19 - 24.30
     Sub-Account                                        2019      44,976,391         0.26         0.00 - 0.90          30.24 - 31.42
                                                        2018      36,856,260           --         0.00 - 0.90        (2.89) - (2.01)
                                                        2017      39,340,539           --         0.00 - 0.90          24.02 - 25.13
                                                        2016      33,640,463           --         0.00 - 0.90            5.56 - 6.52

  BHFTI Victory Sycamore Mid Cap Value                  2020      26,854,618         1.63         0.00 - 0.90            6.90 - 7.87
     Sub-Account                                        2019      27,054,740         1.31         0.00 - 0.90          28.19 - 29.35
                                                        2018      22,926,572         0.80         0.00 - 0.90       (10.77) - (9.95)
                                                        2017      27,595,007         1.15         0.00 - 0.90            8.79 - 9.77
                                                        2016      27,996,885         0.89         0.00 - 0.90          14.74 - 15.78

  BHFTII Baillie Gifford International Stock            2020      32,563,381         1.96         0.00 - 0.90          25.44 - 26.58
     Sub-Account                                        2019      26,690,065         1.34         0.00 - 0.90          31.63 - 32.82
                                                        2018      21,650,752         1.18         0.00 - 0.90      (17.76) - (17.01)
                                                        2017      26,939,614         1.22         0.00 - 0.90          33.94 - 35.15
                                                        2016      21,451,916         1.62         0.00 - 0.90            4.43 - 5.38

  BHFTII BlackRock Bond Income                          2020     149,313,915         3.66         0.00 - 0.90            7.62 - 8.60
     Sub-Account                                        2019     140,940,807         3.72         0.00 - 0.90            8.84 - 9.83
                                                        2018     134,000,905         3.37         0.00 - 0.90        (1.25) - (0.36)
                                                        2017     137,938,646         3.12         0.00 - 0.90            3.17 - 4.10
                                                        2016     140,079,953         3.19         0.00 - 0.90            2.20 - 3.12

  BHFTII BlackRock Capital Appreciation                 2020     304,220,974           --         0.00 - 0.90          39.40 - 40.66
     Sub-Account                                        2019     232,012,188         0.21         0.00 - 0.90          31.66 - 32.85
                                                        2018     189,164,615         0.12         0.00 - 0.90            1.50 - 2.43
                                                        2017     198,119,321         0.10         0.00 - 0.90          32.73 - 33.93
                                                        2016     160,000,252           --         0.00 - 0.90          (0.81) - 0.09

  BHFTII BlackRock Ultra-Short Term Bond                2020      35,799,475         1.95         0.00 - 0.90          (0.47) - 0.43
     Sub-Account                                        2019      34,304,689         1.80         0.00 - 0.90            1.21 - 2.13
                                                        2018      34,396,053         1.01         0.00 - 0.90            0.89 - 1.81
                                                        2017      37,461,051         0.34         0.00 - 0.90          (0.01) - 0.89
                                                        2016      41,870,567         0.07         0.00 - 0.90          (0.55) - 0.35

  BHFTII Brighthouse Asset Allocation 20                2020       4,338,585         3.01         0.00 - 0.90            8.72 - 9.70
     Sub-Account                                        2019       4,791,184         2.43         0.00 - 0.90          11.14 - 12.14
                                                        2018       4,957,820         2.45         0.00 - 0.90        (3.29) - (2.41)
                                                        2017       6,433,767         2.32         0.00 - 0.90            6.20 - 7.16
                                                        2016       6,652,054         3.71         0.00 - 0.90            3.83 - 4.76

  BHFTII Brighthouse Asset Allocation 40                2020       8,267,158         2.89         0.00 - 0.90          10.31 - 11.31
     Sub-Account                                        2019       8,544,702         2.40         0.00 - 0.90          14.91 - 15.94
                                                        2018       8,027,284         2.25         0.00 - 0.90        (5.12) - (4.25)
                                                        2017       8,819,135         2.05         0.00 - 0.90          10.02 - 11.01
                                                        2016      10,453,913         3.92         0.00 - 0.90            5.38 - 6.33

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                                           FOR THE YEAR ENDED DECEMBER 31
                                                                                 ---------------------------------------------------
                                                                                 INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                                     NET            INCOME          LOWEST TO           LOWEST TO
                                                                 ASSETS ($)        RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                                ------------     -------------  ----------------   -----------------
  BHFTII Brighthouse Asset Allocation 60                2020      51,255,030         2.44         0.00 - 0.90          13.06 - 14.09
     Sub-Account                                        2019      47,952,358         2.18         0.00 - 0.90          18.77 - 19.85
                                                        2018      43,738,760         1.86         0.00 - 0.90        (6.78) - (5.93)
                                                        2017      50,764,816         1.94         0.00 - 0.90          13.91 - 14.93
                                                        2016      47,641,401         3.38         0.00 - 0.90            6.50 - 7.47

  BHFTII Brighthouse Asset Allocation 80                2020      76,435,929         2.05         0.00 - 0.90          15.96 - 17.01
     Sub-Account                                        2019      67,894,896         2.01         0.00 - 0.90          22.92 - 24.04
                                                        2018      58,315,457         1.55         0.00 - 0.90        (8.74) - (7.91)
                                                        2017      65,455,770         1.77         0.00 - 0.90          18.37 - 19.44
                                                        2016      60,581,994         3.24         0.00 - 0.90            7.46 - 8.43

  BHFTII Brighthouse/Artisan Mid Cap Value              2020     106,861,960         0.95         0.00 - 0.90            5.29 - 6.25
     Sub-Account                                        2019     106,984,048         0.76         0.00 - 0.90          22.64 - 23.75
                                                        2018      92,396,923         0.63         0.00 - 0.90      (13.98) - (13.20)
                                                        2017     113,148,119         0.70         0.00 - 0.90          11.81 - 12.82
                                                        2016     110,821,408         1.10         0.00 - 0.90          21.86 - 22.96

  BHFTII Brighthouse/Wellington Balanced                2020      12,576,876         2.19         0.00 - 0.75          16.84 - 17.72
     Sub-Account                                        2019      11,444,771         2.18         0.00 - 0.75          22.07 - 22.99
                                                        2018       8,959,252         1.72         0.00 - 0.90        (4.63) - (3.76)
                                                        2017       8,334,808         1.96         0.00 - 0.90          14.11 - 15.14
                                                        2016       6,768,257         2.72         0.00 - 0.90            6.04 - 6.99

  BHFTII Brighthouse/Wellington Core                    2020     318,494,851         1.61         0.00 - 0.90          10.27 - 11.27
     Equity Opportunities                               2019     308,154,859         1.61         0.00 - 0.90          29.76 - 30.94
     Sub-Account                                        2018     254,127,744         1.75         0.00 - 0.90        (0.99) - (0.09)
                                                        2017     274,249,693         1.56         0.00 - 0.90          18.00 - 19.07
                                                        2016     252,229,157         1.62         0.00 - 0.90            6.38 - 7.34

  BHFTII Frontier Mid Cap Growth                        2020       5,312,965           --         0.00 - 0.90          30.51 - 31.70
     Sub-Account                                        2019       4,890,098           --         0.00 - 0.90          31.94 - 33.13
                                                        2018       3,606,361           --         0.00 - 0.90        (6.49) - (5.64)
                                                        2017       4,135,702           --         0.00 - 0.90          24.14 - 25.26
                                                        2016       3,730,623           --         0.00 - 0.90            4.46 - 5.40

  BHFTII Jennison Growth                                2020      28,411,368         0.21         0.00 - 0.90          55.39 - 56.80
     Sub-Account                                        2019      18,150,531         0.45         0.00 - 0.90          31.64 - 32.83
                                                        2018      15,539,696         0.34         0.00 - 0.90          (0.55) - 0.35
                                                        2017      15,693,486         0.31         0.00 - 0.90          36.10 - 37.32
                                                        2016      13,135,405         0.30         0.00 - 0.90          (0.73) - 0.17

  BHFTII Loomis Sayles Small Cap Core                   2020     150,416,656         0.13         0.00 - 0.90          11.06 - 12.07
     Sub-Account                                        2019     144,837,269         0.03         0.00 - 0.90          24.41 - 25.54
                                                        2018     124,446,520         0.02         0.00 - 0.90      (11.87) - (11.07)
                                                        2017     151,175,342         0.29         0.00 - 0.90          14.21 - 15.24
                                                        2016     146,223,198         0.33         0.00 - 0.90          18.20 - 19.27

  BHFTII Loomis Sayles Small Cap Growth                 2020      14,276,874           --         0.00 - 0.90          33.14 - 34.34
     Sub-Account                                        2019      11,239,585           --         0.00 - 0.90          25.74 - 26.88
                                                        2018       9,387,427           --         0.00 - 0.90          (0.36) - 0.55
                                                        2017      10,465,659           --         0.00 - 0.90          25.90 - 27.04
                                                        2016       8,122,664           --         0.00 - 0.90            5.26 - 6.21

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                                            FOR THE YEAR ENDED DECEMBER 31
                                                                                 ---------------------------------------------------
                                                                                 INVESTMENT(1)   EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                                      NET           INCOME           LOWEST TO          LOWEST TO
                                                                  ASSETS ($)       RATIO (%)        HIGHEST (%)        HIGHEST (%)
                                                                 ------------    -------------   ----------------  -----------------
  BHFTII MetLife Aggregate Bond Index                   2020      164,471,623        2.97          0.00 - 0.90           6.25 - 7.21
     Sub-Account                                        2019      155,327,893        3.14          0.00 - 0.90           7.66 - 8.64
                                                        2018      147,501,846        3.03          0.00 - 0.90       (1.07) - (0.18)
                                                        2017      148,922,894        2.89          0.00 - 0.90           2.34 - 3.26
                                                        2016      147,788,785        2.78          0.00 - 0.90           1.43 - 2.35

  BHFTII MetLife Mid Cap Stock Index                    2020       27,110,469        1.42          0.00 - 0.90         12.38 - 13.39
     Sub-Account                                        2019       26,136,302        1.39          0.00 - 0.90         24.82 - 25.95
                                                        2018       22,222,553        1.24          0.00 - 0.90     (12.10) - (11.30)
                                                        2017       27,581,989        1.38          0.00 - 0.90         14.91 - 15.95
                                                        2016       25,811,220        1.28          0.00 - 0.90         19.36 - 20.43

  BHFTII MetLife MSCI EAFE(R) Index                     2020       14,473,231        3.14          0.00 - 0.90           6.88 - 7.85
     Sub-Account                                        2019       14,244,409        2.69          0.00 - 0.90         20.84 - 21.93
                                                        2018       11,462,004        2.94          0.00 - 0.90     (14.69) - (13.91)
                                                        2017       13,935,761        2.66          0.00 - 0.90         23.79 - 24.90
                                                        2016       11,072,171        2.64          0.00 - 0.90           0.43 - 1.34

  BHFTII MetLife Russell 2000(R) Index                  2020       30,043,394        1.33          0.00 - 0.90         18.55 - 19.62
     Sub-Account                                        2019       26,787,121        1.19          0.00 - 0.90         24.50 - 25.62
                                                        2018       22,141,001        1.11          0.00 - 0.90     (11.77) - (10.97)
                                                        2017       26,045,769        1.21          0.00 - 0.90         13.64 - 14.67
                                                        2016       25,331,518        1.38          0.00 - 0.90         20.20 - 21.28

  BHFTII MetLife Stock Index                            2020      232,477,945        1.86          0.00 - 0.90         17.04 - 18.10
     Sub-Account                                        2019      212,574,953        2.12          0.00 - 0.90         29.97 - 31.15
                                                        2018      174,044,652        1.78          0.00 - 0.90       (5.46) - (4.60)
                                                        2017      196,390,554        1.76          0.00 - 0.90         20.45 - 21.54
                                                        2016      177,386,668        1.99          0.00 - 0.90         10.67 - 11.67

  BHFTII MFS(R) Total Return                            2020       86,691,452        2.47          0.00 - 0.90           8.78 - 9.76
     Sub-Account                                        2019       84,605,944        2.38          0.00 - 0.90         19.29 - 20.37
                                                        2018       77,411,215        2.31          0.00 - 0.90       (6.42) - (5.57)
                                                        2017       87,852,471        2.52          0.00 - 0.90         11.44 - 12.44
                                                        2016       82,408,204        2.91          0.00 - 0.90           8.22 - 9.20

  BHFTII MFS(R) Value                                   2020       93,386,324        1.98          0.00 - 0.90           3.03 - 3.96
     Sub-Account                                        2019       95,374,515        1.92          0.00 - 0.90         28.97 - 30.13
                                                        2018       78,918,981        1.54          0.00 - 0.90     (10.86) - (10.05)
                                                        2017       80,820,972        2.02          0.00 - 0.90         16.95 - 18.00
                                                        2016       77,194,513        2.26          0.00 - 0.90         13.37 - 14.39

  BHFTII Neuberger Berman Genesis                       2020       67,447,253        0.18          0.00 - 0.90         23.98 - 25.11
     Sub-Account                                        2019       57,979,595        0.23          0.00 - 0.90         28.52 - 29.68
                                                        2018       48,072,457        0.35          0.00 - 0.90       (7.54) - (6.70)
                                                        2017       55,806,875        0.41          0.00 - 0.90         14.72 - 15.75
                                                        2016       52,423,106        0.47          0.00 - 0.90         17.62 - 18.68

  BHFTII T. Rowe Price Large Cap Growth                 2020       48,511,005        0.23          0.00 - 0.90         35.72 - 36.95
     Sub-Account                                        2019       40,222,158        0.42          0.00 - 0.90         29.81 - 30.99
                                                        2018       32,698,393        0.42          0.00 - 0.90       (1.83) - (0.94)
                                                        2017       35,203,993        0.30          0.00 - 0.90         32.66 - 33.86
                                                        2016       26,713,206        0.06          0.00 - 0.90           0.85 - 1.76

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

6.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                                                            FOR THE YEAR ENDED DECEMBER 31
                                                                                 ---------------------------------------------------
                                                                                 INVESTMENT(1)   EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                                      NET           INCOME           LOWEST TO          LOWEST TO
                                                                  ASSETS ($)       RATIO (%)        HIGHEST (%)        HIGHEST (%)
                                                                 ------------    -------------   ----------------   ----------------
  BHFTII T. Rowe Price Small Cap Growth                 2020       18,209,383        0.20          0.00 - 0.90         23.22 - 24.34
     Sub-Account                                        2019       16,814,784        0.05          0.00 - 0.90         31.97 - 33.16
                                                        2018       13,344,627        0.12          0.00 - 0.90       (7.39) - (6.55)
                                                        2017       15,203,485        0.32          0.00 - 0.90         21.79 - 22.88
                                                        2016       11,926,422        0.27          0.00 - 0.90         10.74 - 11.74

  BHFTII Western Asset Management                       2020       48,619,679        5.89          0.00 - 0.90           5.95 - 6.92
     Strategic Bond Opportunities                       2019       48,525,835        4.85          0.00 - 0.90         13.46 - 14.49
     Sub-Account                                        2018       45,745,253        5.37          0.00 - 0.90       (4.66) - (3.80)
                                                        2017       51,856,476        3.93          0.00 - 0.90           7.26 - 8.23
                                                        2016       52,174,170        1.99          0.00 - 0.90           7.58 - 8.55

  BHFTII Western Asset Management                       2020       12,197,442        3.10          0.00 - 0.90           4.30 - 5.24
     U.S. Government                                    2019        8,091,352        2.82          0.00 - 0.90           5.08 - 6.03
     Sub-Account                                        2018        7,429,189        2.31          0.00 - 0.90           0.06 - 0.97
                                                        2017        7,500,641        2.65          0.00 - 0.90           1.02 - 1.93
                                                        2016        7,723,825        2.58          0.00 - 0.90           0.38 - 1.28

  Fidelity(R) VIP Equity-Income                         2020      113,979,166        1.82          0.00 - 0.90           5.74 - 6.69
     Sub-Account                                        2019      116,483,006        2.00          0.00 - 0.90         26.30 - 27.44
                                                        2018      100,036,880        2.25          0.00 - 0.90       (9.12) - (8.29)
                                                        2017      117,123,029        1.71          0.00 - 0.90         11.89 - 12.89
                                                        2016      111,079,958        2.32          0.00 - 0.90         16.96 - 18.02

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude mortality and expense risk charges. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the
  Sub-Account invests.

2 These amounts represent annualized policy expenses of each of the applicable
  Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of cash values and expenses of the underlying fund or portfolio have been excluded.

3 The total return of a Sub-Account is calculated by taking the difference between the Sub-Account's ending unit value and the beginning unit value for the period and dividing it by the beginning unit value for the period. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                     NEW ENGLAND LIFE INSURANCE COMPANY
 (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC. DECEMBER
                          31, 2020, 2019, AND 2018)

                INDEX TO STATUTORY BASIS FINANCIAL STATEMENTS

                                                                                                                   PAGE
                                                                                                             -----------

Independent Auditors' Report                                                                                         2

Financial Statements at December 31, 2020 and 2019 and for the Years Ended December 31, 2020, 2019
   and 2018:

   Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus                                      4

   Statutory Statements of Operations and Changes in Capital and Surplus                                             5

   Statutory Statements of Cash Flow                                                                                 6

Notes to the Statutory Financial Statements

   Note 1 -- Summary of Significant Accounting Policies                                                              7

   Note 2 -- Fair Value Information                                                                                 15

   Note 3 -- Investments                                                                                            20

   Note 4 -- Related Party Information                                                                              28

   Note 5 -- Premium and Annuity Considerations Deferred and Uncollected                                            30

   Note 6 -- Reinsurance and Other Insurance Transactions                                                           30

   Note 7 -- Reserves for Life Contracts and Deposit-Type Contracts                                                 31

   Note 8 -- Participating Business                                                                                 32

   Note 9 -- Accident and Health ("A&H") Policy and Claim Liabilities                                               32

   Note 10 -- Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics                  34

   Note 11 -- Separate Accounts                                                                                     38

   Note 12 -- Federal Income Tax                                                                                    38

   Note 13 -- Capital and Surplus                                                                                   44

   Note 14 -- Employee Benefit Plans                                                                                44

   Note 15 -- Other Commitments and Contingencies                                                                   48

   Note 16 -- Retained Assets                                                                                       51

   Note 17 -- Subsequent Events                                                                                     52

Statutory Supplemental Schedules as of and for the Year Ended December 31, 2020

   Schedule I -- Statutory Selected Financial Data                                                                  54

   Schedule II -- Supplemental Investment Risks Interrogatories                                                     57

   Schedule III -- Statutory Summary Investment Schedule                                                            61

   Schedule IV -- Reinsurance Contracts with Risk-Limiting Features                                                 63

                                      1

[DELOITTE_4C_LOGO]
DELOITTE & TOUCHE LLP
650 S Tryon Street
Suite 1800 Charlotte, NC 28202
USA
Tel: +1 704 887 1500
Fax: +1 704 887 1570
www.deloitte.com

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of
New England Life Insurance Company:

We have audited the accompanying statutory-basis financial statements of New
England Life Insurance Company (a wholly-owned subsidiary of Brighthouse
Financial, Inc.) (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31,
2020 and 2019, and the related statutory-basis statements of operations and changes in capital and surplus and of cash flow for each of the three years in the period ended December 31, 2020, and the related notes to the statutory-basis financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE STATUTORY-BASIS FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE
    UNITED STATES OF AMERICA

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by New England Life Insurance
Company using the accounting practices prescribed or permitted by the
Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United
States of America, to meet the requirements of the Commonwealth of
Massachusetts Division of Insurance.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, are also described in Note 1 to the statutory-basis financial statements.

                                      2

ADVERSE OPINION ON ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED
    STATES OF AMERICA

In our opinion, because of the significance of the matter described in the
Basis for Adverse Opinion on Accounting Principles Generally Accepted in the
United States of America paragraph, the statutory- basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of New England Life Insurance Company as of December 31, 2020 and
2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of New England Life Insurance Company as of December 31,
2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Commonwealth of
Massachusetts Division of Insurance as described in Note 1 to the statutory-basis financial statements.

REPORT ON SUPPLEMENTAL SCHEDULES

Our 2020 audit was conducted for the purpose of forming an opinion on the 2020 statutory-basis financial statements as a whole. The supplemental schedule of investment risks interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2020 are presented for purposes of additional analysis and are not a required part of the 2020 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2020 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2020 statutory-basis financial statements as a whole.

[DELOITTE_LLP_K_SIG]

Charlotte, NC
April 12, 2021

                                      3

                     NEW ENGLAND LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

                         DECEMBER 31, 2020 AND 2019

                      (IN MILLIONS, EXCEPT SHARE DATA)

                                                                                                                2020         2019
                                                                                                             ----------   ----------

ADMITTED ASSETS
Bonds....................................................................................................    $     999    $     945
Mortgage loans...........................................................................................           86           89
Cash, cash equivalents and short-term investments........................................................           57           79
Contract loans...........................................................................................          407          416
Derivative assets........................................................................................           10           13
Other invested assets....................................................................................           17           17
                                                                                                             ----------   ----------
   Total invested assets.................................................................................        1,576        1,559
Investment income due and accrued........................................................................           18           19
Premiums and annuity considerations deferred and uncollected.............................................           12           18
Net deferred tax asset...................................................................................           20           15
Other assets.............................................................................................           40           69
                                                                                                             ----------   ----------
Total assets excluding Separate Accounts.................................................................        1,666        1,680
Separate Account assets..................................................................................        7,983        7,439
                                                                                                             ----------   ----------
   TOTAL ADMITTED ASSETS.................................................................................     $  9,649    $   9,119
                                                                                                             ==========   ==========
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES
Reserves for life and health insurance and annuities.....................................................    $   1,140    $   1,191
Liability for deposit-type contracts.....................................................................           12           12
Dividends due to policyholders...........................................................................            3            4
Interest maintenance reserve.............................................................................           19           21
Other policy liabilities.................................................................................           44           33
Asset valuation reserve..................................................................................           13           12
Payable for collateral received..........................................................................           14           16
Funds held under reinsurance treaties....................................................................           73           78
Employee benefit plans...................................................................................          111          106
Net transfers to (from) Separate Accounts due and accrued................................................          (12)          (9)
Amounts withheld or retained as agent or trustee.........................................................           68           71
Other liabilities........................................................................................           30           29
                                                                                                             ----------   ----------
Total liabilities excluding Separate Accounts............................................................        1,515        1,564
Separate Account liabilities.............................................................................        7,983        7,439
                                                                                                             ----------   ----------
   TOTAL LIABILITIES.....................................................................................        9,498        9,003
                                                                                                             ==========   ==========
CAPITAL AND SURPLUS
Capital stock (par value $125 per share, 50,000 shares authorized, 20,000 issued and outstanding)........            3            3
Paid-in surplus..........................................................................................            2           --
Unassigned surplus (deficit).............................................................................          146          113
                                                                                                             ----------   ----------
   TOTAL CAPITAL AND SURPLUS.............................................................................          151          116
                                                                                                             ----------   ----------
   TOTAL LIABILITIES AND CAPITAL AND SURPLUS.............................................................    $   9,649    $   9,119
                                                                                                             ==========   ==========

          SEE ACCOMPANYING NOTES TO STATUTORY FINANCIAL STATEMENTS

                                      4

                     NEW ENGLAND LIFE INSURANCE COMPANY

    STATUTORY STATEMENTS OF OPERATIONS AND CHANGES IN CAPITAL AND SURPLUS
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

                                (IN MILLIONS)

                                                                                                             2020      2019
                                                                                                            --------  --------

INCOME
Premiums and annuity considerations.......................................................................  $   126   $   150
Considerations for supplementary contracts and dividend accumulations.....................................        5         4
Net investment income.....................................................................................       68        71
Reserve adjustments on reinsurance ceded..................................................................     (398)     (507)
Other income (loss).......................................................................................      146       155
                                                                                                            --------  --------
   Total income...........................................................................................      (53)     (127)
                                                                                                            --------  --------
BENEFITS AND EXPENSES
Benefit payments..........................................................................................      436       489
Changes to reserves, deposit funds and other policy liabilities...........................................      (46)       (7)
Insurance expenses and taxes (other than Federal income and capital gains taxes)..........................       63        69
Net transfers to (from) Separate Accounts.................................................................     (631)     (739)
                                                                                                            --------  --------
   Total benefits and expenses before dividends to policyholders..........................................     (178)     (188)
                                                                                                            --------  --------
Gain (loss) from operations before dividends to policyholders and Federal income tax......................      125        61
Dividends to policyholders................................................................................        4         4
                                                                                                            --------  --------
Gain (loss) from operations before Federal income tax.....................................................      121        57
Federal income tax expense (benefit) (excluding income tax on capital gains and losses)...................       16        (3)
                                                                                                            --------  --------
Gain (loss) from operations...............................................................................      105        60
Net realized capital gains (losses), net of Federal income tax and interest maintenance reserve transfer..       --         1
                                                                                                            --------  --------
   NET INCOME (LOSS)......................................................................................      105        61
CHANGES IN CAPITAL AND SURPLUS
Change in General Account net unrealized capital gains (losses)...........................................        1        --
Change in net deferred income tax.........................................................................       (5)      (11)
Change in nonadmitted assets..............................................................................        6        (5)
Change in asset valuation reserve.........................................................................       (1)       (2)
Capital and surplus paid in (out).........................................................................        2        --
Change in surplus as a result of reinsurance..............................................................       (3)       (3)
Dividends to stockholder..................................................................................      (61)     (131)
Other -- net..............................................................................................       (9)       (6)
                                                                                                            --------  --------
   NET CHANGE IN CAPITAL AND SURPLUS......................................................................       35       (97)
   CAPITAL AND SURPLUS AT BEGINNING OF YEAR...............................................................      116       213
                                                                                                            --------  --------
   CAPITAL AND SURPLUS AT END OF YEAR.....................................................................  $   151   $   116
                                                                                                            ========  ========

                                                                                                             2018
                                                                                                            --------

INCOME
Premiums and annuity considerations.......................................................................  $   132
Considerations for supplementary contracts and dividend accumulations.....................................        9
Net investment income.....................................................................................       91
Reserve adjustments on reinsurance ceded..................................................................     (601)
Other income (loss).......................................................................................      178
                                                                                                            --------
   Total income...........................................................................................     (191)
                                                                                                            --------
BENEFITS AND EXPENSES
Benefit payments..........................................................................................      459
Changes to reserves, deposit funds and other policy liabilities...........................................      (16)
Insurance expenses and taxes (other than Federal income and capital gains taxes)..........................       74
Net transfers to (from) Separate Accounts.................................................................     (848)
                                                                                                            --------
   Total benefits and expenses before dividends to policyholders..........................................     (331)
                                                                                                            --------
Gain (loss) from operations before dividends to policyholders and Federal income tax......................      140
Dividends to policyholders................................................................................        5
                                                                                                            --------
Gain (loss) from operations before Federal income tax.....................................................      135
Federal income tax expense (benefit) (excluding income tax on capital gains and losses)...................        4
                                                                                                            --------
Gain (loss) from operations...............................................................................      131
Net realized capital gains (losses), net of Federal income tax and interest maintenance reserve transfer..       (1)
                                                                                                            --------
   NET INCOME (LOSS)......................................................................................      130
CHANGES IN CAPITAL AND SURPLUS
Change in General Account net unrealized capital gains (losses)...........................................        1
Change in net deferred income tax.........................................................................      (14)
Change in nonadmitted assets..............................................................................        7
Change in asset valuation reserve.........................................................................        4
Capital and surplus paid in (out).........................................................................     (334)
Change in surplus as a result of reinsurance..............................................................       (3)
Dividends to stockholder..................................................................................      (65)
Other -- net..............................................................................................        4
                                                                                                            --------
   NET CHANGE IN CAPITAL AND SURPLUS......................................................................     (269)
   CAPITAL AND SURPLUS AT BEGINNING OF YEAR...............................................................      483
                                                                                                            --------
   CAPITAL AND SURPLUS AT END OF YEAR.....................................................................  $   213
                                                                                                            ========

          SEE ACCOMPANYING NOTES TO STATUTORY FINANCIAL STATEMENTS

                                      5

                     NEW ENGLAND LIFE INSURANCE COMPANY

                      STATUTORY STATEMENTS OF CASH FLOW
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

                                (IN MILLIONS)

                                                                                                        2020       2019      2018
                                                                                                      ---------  --------  ---------

CASH FROM OPERATIONS
Premiums and annuity considerations, net of reinsurance, received..................................   $    150   $   133   $    141
Net investment income received.....................................................................         66        67         93
Other income (loss) received.......................................................................        144       153        172
                                                                                                      ---------  --------  ---------
   Total receipts..................................................................................        360       353        405
                                                                                                      ---------  --------  ---------
Benefits paid......................................................................................        814       960      1,079
Insurance expenses and taxes paid (other than Federal income and capital gains taxes)..............         66        73         78
Net transfers to (from) Separate Accounts..........................................................       (627)     (743)      (857)
Dividends paid to policyholders....................................................................          4         4          5
Federal income tax paid (recovered) (net of tax on capital gains and losses).......................         10         7          2
                                                                                                      ---------  --------  ---------
   Total payments..................................................................................        267       301        307
                                                                                                      ---------  --------  ---------
NET CASH PROVIDED BY (USED IN) OPERATIONS..........................................................         93        52         99
                                                                                                      ---------  --------  ---------
CASH FROM INVESTMENTS
Proceeds from invested assets sold, matured or repaid..............................................        127       606        397
Cost of invested assets acquired...................................................................       (179)     (502)      (261)
Net change in contract loans.......................................................................          9         3         (2)
                                                                                                      ---------  --------  ---------
NET CASH PROVIDED BY (USED IN) INVESTMENTS.........................................................        (43)      107        134
                                                                                                      ---------  --------  ---------
CASH FROM FINANCING AND OTHER SOURCES
Net capital changes paid in (out)..................................................................          2        --       (134)
Dividends to stockholder...........................................................................        (61)     (131)       (65)
Net change in deposit-type contracts...............................................................          1         2          1
Net change in payable for collateral received......................................................         (2)        6         (1)
Other-net..........................................................................................        (12)       (7)       (33)
                                                                                                      ---------  --------  ---------
NET CASH PROVIDED BY (USED IN) FINANCING AND OTHER SOURCES.........................................        (72)     (130)      (232)
                                                                                                      ---------  --------  ---------
NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS....................................        (22)       29          1
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
   BEGINNING OF YEAR...............................................................................         79        50         49
                                                                                                      ---------  --------  ---------
   END OF YEAR.....................................................................................   $     57   $    79   $     50
                                                                                                      =========  ========  =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION FOR NON-CASH TRANSACTIONS:
   Bonds in exchange for affiliate surplus note....................................................   $     --   $    --   $    173
   Affiliate surplus note as return of capital.....................................................   $     --   $    --   $    200

          SEE ACCOMPANYING NOTES TO STATUTORY FINANCIAL STATEMENTS

                                      6

                     NEW ENGLAND LIFE INSURANCE COMPANY

                   NOTES TO STATUTORY FINANCIAL STATEMENTS
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

     The New England Life Insurance Company (the "Company") is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. ("Brighthouse"). The
Company is domiciled in the Commonwealth of Massachusetts ("Massachusetts") and
is licensed to transact insurance business in, and is subject to regulation by, all 50 states and the District of Columbia.

     The Company does not currently write new insurance business. The Company has in-force variable and universal life insurance policies, fixed and variable annuities, participating and non-participating traditional life insurance policies, pension products, and group life and disability policies. The Company also has in-force a small block of health insurance policies, which are administered by a third party.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Commissioner of Insurance in the Massachusetts Division of Insurance (the "Division"). The Division
requires that insurance companies domiciled in Massachusetts prepare their statutory financial statements in accordance with the National Association of
Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual
("NAIC SAP").

     The Division has adopted certain prescribed accounting practices that differ from those found in NAIC SAP, referred to in these statutory financial statements as Massachusetts Statutory Accounting Principles ("MA SAP"), none of which affect the financial statements of the Company.

     MA SAP comprises a basis of accounting which differs from generally accepted accounting principles ("GAAP"). The more significant differences are as follows:

     -    Policy acquisition costs are charged to expense as incurred under MA
          SAP; whereas under GAAP, certain policy acquisition costs are deferred and amortized over the estimated lives of the contracts in proportion to actual and estimated future gross premiums, margins or profits;

     -    Insurance reserves are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals and company experience, except for reserves for variable annuities where assumptions are based on prudent estimates as of the valuation date;
          whereas under GAAP, reserving assumptions are generally based upon best estimates as of the date the policy is issued, with provisions for the risk of adverse deviation, or the account value plus a reserve for additional benefits, that is either based on current assumptions or measured at fair value with an adjustment for non-performace risk;

     -    Certain assets designated as nonadmitted assets are excluded from the
          Statutory Statements of Admitted Assets, Liabilities and Capital and
          Surplus by direct charges to unassigned surplus (deficit) including a portion of deferred income tax assets ("DTA"), certain prepaid assets;

     -    Contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue for MA SAP;
          whereas under GAAP, for contracts that do not subject the Company to significant risks arising from mortality or morbidity, amounts received are reported as increases to policyholder account balances;

     -    Certain reinsurance agreements are accounted for as reinsurance under both MA SAP and GAAP if certain risk transfer provisions are met. The risk transfer provisions in GAAP differ from the risk transfer provisions under MA SAP. Under GAAP, the reinsurer must assume significant insurance risk and have a reasonable possibility of realizing a significant loss from the transaction. MA SAP requires the reinsurer to assume all of certain risks deemed to be
          significant, regardless of the significance of loss potential. Assets and liabilities as a result of reinsurance transactions are netted under MA SAP but are reported gross under GAAP. Ceding commissions received in conjunction with reinsurance transactions are reported as revenue under MA SAP but are reported as a reduction of commission expense under GAAP;

     -    Under MA SAP, investments in bonds are generally carried at amortized cost. Bonds with an estimated fair value lower than book-adjusted carrying value are evaluated based on expected cash flows and credit circumstances of the

                                      7

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

          issuer to determine whether such impairment is other-than-temporary.
          Other-than-temporary impairments ("OTTI") or credit losses are recorded as a write-down of the book-adjusted carrying value with a corresponding charge as a realized loss on the Statement of
          Operations. Subsequent recoveries of credit losses are not recognized until sale or disposal of corporate bonds and as adjustments to accretable yield with periodic accretion adjusted over the remaining life of the bond for loan-backed and structured securities Under
          GAAP, investments in bonds have one of three classifications. Those classified as held-to-maturity are carried at amortized cost, those classified as available-for-sale are carried at estimated fair value with adjustments for changes in estimated fair value recorded as a component of equity and those classified as trading are carried at estimated fair value with adjustments for changes in estimated fair value recorded through earnings. If any decline in estimated fair value of a bond is due to credit losses, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an allowance through net investment gains (losses). Any subsequent improvement in expected cash flows of a particular bond for which a credit allowance exists is recorded as a recovery of credit losses within investment gains and (losses);

     -    Investments in mortgage loans that are impaired are reported at the estimated fair value of the underlying collateral less estimated costs to obtain and sell such collateral. If the estimated fair value of the impaired loan subsequently increases, the mortgage loan's carrying value may not be adjusted to reflect this increase in value.
          Under GAAP, impaired mortgage loans may also be assessed using observable market price or discounted cash flow ("DCF") methodologies using the loan's original effective interest rate. If the value of the impaired mortgage loan subsequently increases, under GAAP, the mortgage loan's carrying value may be adjusted to reflect this increase, through a decrease in a specific valuation allowance;

     -    An asset valuation reserve ("AVR") liability is established, based upon a formula prescribed by the NAIC, to offset potential credit-related investment losses on all invested assets. Changes in the AVR are charged or credited directly to surplus. Under GAAP, no such reserve is required;

     -    An Interest Maintenance Reserve ("IMR") is established to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into net investment income over the remaining years to expected maturity of the assets sold; whereas under GAAP, available-for-sale bonds and mortgage loan gains and losses on disposal are reported in earnings in the period that the assets are sold;

     -    Derivatives that do not meet the criteria for hedge accounting are carried at estimated fair value with changes in their estimated fair value reported in changes in capital and surplus, except for: (i)
          income generation derivatives, which are carried at cost; (ii)
          derivatives used in replication synthetic asset transactions
          ("RSATs"), which are carried at amortized cost; and (iii)
          exchange-traded futures, which are carried at the amount of cash deposits outstanding. Under GAAP, if a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses);

     -    Deferred income tax is calculated based on temporary differences between MA SAP and tax-basis reporting, subject to certain asset admission limitations for DTAs, rather than the difference between
          GAAP and tax-basis reporting, without asset admission limitations;

     -    For loss contingencies, when no amount within management's estimate of the range is a better estimate than any other amount, the midpoint of the range is accrued; whereas under GAAP, the minimum amount in the range is accrued. In addition, the timing of recognition of certain costs related to loss contingencies may be different;

     -    Gains on certain economic transactions with related parties, defined as arm's-length transactions, resulting in the transfer of risks and rewards of ownership and considered permanent, are recognized under
          MA SAP rather than deferred until the assets are sold to third parties as required under GAAP.

ACCOUNTING CHANGES AND CORRECTION OF ERRORS

     The Company had no accounting changes or correction of errors during
2020.

RECLASSIFICATIONS

     Certain amounts in the 2019 and 2018 statutory financial statements were reclassified to conform with the 2020 presentation.

                                      8

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

GAAP EQUITY AND INCOME (UNAUDITED)

     GAAP consolidated net income attributable to the Company was $108 million,
$106 million, and $98 million for the years ended December 31, 2020, 2019, and
2018, respectively. GAAP consolidated stockholder's equity attributable to the
Company was $672 million, $582 million, and $582 million at December 31, 2020,
2019, and 2018, respectively.

USE OF ESTIMATES

     The preparation of financial statements requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements. Management is also required to disclose contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

INVESTMENTS

     Income from investments, including amortization of premium, accretion of discount and similar items, is recorded within net investment income, unless otherwise stated herein. Other than temporary impairment ("OTTI") losses are recorded as realized capital losses, the cost basis of the investment is reduced and the revised cost basis is not adjusted for subsequent recoveries in value.

     Bonds are generally stated at amortized cost, unless they have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value. Unrealized capital losses on bonds having a NAIC designation of 6 are charged directly to surplus. Interest and prepayment fees are recorded when earned. Amortization of premium or accretion of discount is calculated using the constant yield method taking into consideration specified interest and principal provisions over the life of the bonds or estimated timing and amount of prepayments of underlying loans for commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities
("RMBS") and asset-backed securities ("ABS") (collectively "loan-backed securities"). Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities and ABS are estimated using inputs obtained from third party specialists and are based on management's knowledge of the current market. For credit-sensitive mortgage-backed securities and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed securities and ABS, the effective yield is recalculated on a retrospective basis.

     The NAIC has adopted revised designation methodologies for loan-backed securities based on the NAIC's estimate of expected losses on such securities.
The revised designation methodologies resulted in certain loan-backed securities having an initial NAIC designation and a final NAIC designation, which were used for determining the carrying value of the security and for annual statement and risk-based capital ("RBC") reporting, respectively.
Loan-backed securities with initial NAIC designations of 1 through 5 are stated
at amortized cost. Loan-backed securities with an initial NAIC designation of 6 are stated at the lower of amortized cost or estimated fair value and are reported in accordance with the final NAIC designations.

     The Company periodically evaluates bonds for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 3 "-- Evaluating Temporarily Impaired Bonds for OTTI."
Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery.
Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.
Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) both the Company's intent to sell a security before the recovery of its estimated fair value and its intent and ability to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost; (vii) unfavorable changes in forecasted cash flows on mortgage-backed securities and ABS; (viii) the potential for impairments due to weakening foreign currencies on foreign currency denominated bonds that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     The Company recognizes an OTTI loss in earnings for a loan-backed security in an unrealized loss position when it is anticipated that the amortized cost basis will not be recovered. In such situations, the OTTI loss recognized in earnings is the

                                      9

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

entire difference between the security's amortized cost and its estimated fair value only when either: (i) the Company intends to sell the security or (ii)
the Company does not have the intent and ability to retain the security for the time sufficient to recover the amortized cost basis. Non-interest related OTTI losses are recorded through the AVR and interest related losses through the
IMR. If neither of the two conditions exists, and the Company has the intent and ability to hold the security but does not expect to recover the entire amortized cost, the difference between the amortized cost basis of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI loss.

     The determination of estimated fair values for securities and other investments is described in Note 2.

     Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium, discount or deferred fees, and are net of valuation allowances. Interest income and prepayment fees are recorded when earned.
Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premium and accretion of discount are recorded using the effective yield method. Gains and losses from sales of loans are recorded in net realized capital gains (losses).

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Valuation allowances are established both on a loan specific basis and, in certain circumstances described below, for pools of loans. Valuation allowances are determined separately for each of the loan portfolio segments: commercial and agricultural. In conjunction with the valuation allowance process, management identifies mortgage loans to be placed on a nonaccrual status at which time the
Company recognizes income on the cash method.

     Specific valuation allowances are established using the same methodology for both portfolio segments and a common evaluation framework is used for establishing general valuation allowances for the loan portfolio segments;
however, a separate general valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs that are unique to each loan portfolio segment. The Company records specific valuation allowances for impaired mortgage loans when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual mortgage loans being impaired, loan specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the loan's underlying collateral (as determined by acceptable appraisal methodologies) less estimated costs to obtain and sell such collateral. Changes in these loan specific valuation allowances are reported within net realized capital gains (losses). General valuation allowances are established for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loans with similar loan-to-value or similar debt service coverage ratio factors. A loss contingency exists when, based on experience, it is probable that a credit event has occurred and the amount of credit loss can be reasonably estimated. These evaluations are based upon several loan portfolio segment specific factors, including the Company's experience with loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years or more of historical experience in these evaluations. These evaluations are revised as conditions change and new information becomes available. The general valuation allowance is established when the amount of the loan loss contingency is greater than the mortgage component of the AVR, and the amount recorded is the excess of the loss contingency amount over the mortgage component of the AVR. If the mortgage component of the AVR is greater than the loss contingency amount, no general valuation allowance is recorded. Changes in the general valuation allowance are included in change in General Account net unrealized capital gains (losses) which are credited or charged directly to surplus.

     All commercial loans are monitored on an ongoing basis which may include an analysis of the property's financial statements and rent rolls, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios and tenant creditworthiness. The monitoring process for commercial loans focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews of the agricultural loan portfolio on a geographic and sector basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments.
Quarterly, the remaining loans are reviewed on a pool basis, by aggregating groups of loans that have similar risk characteristics for potential credit loss. General valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

     For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan.
Generally, the lower the debt

                                     10

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

service coverage ratio, the higher the risk of experiencing a credit loss. The
Company also reviews the loan-to-value ratio of its commercial loan portfolio.
Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the loan portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

     For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

     The Company may grant concessions related to a particular borrower's financial difficulties which are classified as troubled debt restructurings.
Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the recurring portfolio monitoring process, a specific valuation allowance may have been recorded prior to the period when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly or may increase if the expected recovery is higher than the pre-modification recovery assessment.

     Cash equivalents, which are short-term, highly liquid securities and other investments with original maturities of three months or less at date of purchase, are stated at amortized cost, except for securities which have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value.

     Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at date of purchase and are generally stated at amortized cost, except for securities which have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value.

     Contract loans are stated at unpaid principal balance. If the unpaid balance of the loan exceeds the cash surrender value or policy reserves, the excess of the unpaid balance of the loan over the cash surrender value or policy reserves is evaluated for collectability. If the amount is considered uncollectible, it is written off as a reduction of net investment income in the
Statutory Statements of Operations and Changes in Capital and Surplus during the period it is determined to be uncollectible. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

     Other invested assets consist primarily of other limited partnership interests and joint ventures. Other limited partnership interests and joint ventures are carried at the underlying audited GAAP equity, with the Company's share of undistributed earnings and losses included in change in General
Account net unrealized capital gains (losses) which is credited or charged directly to surplus. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. Dividends or distributions received are recognized to the extent they are not in excess of undistributed accumulated earnings. Dividend and distributions in excess of undistributed accumulated earnings are recorded as a reduction to the carrying value of the investment. The Company also periodically evaluates the partnerships' unrealized losses for recoverability. In addition to the partnerships performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairment.
The Company considers financial and other information provided by such entities, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred.

DERIVATIVES

     The Company may be exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties
("OTC-bilateral"). The Company uses swaps and options to

                                     11

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

manage risks that may include interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. Derivative hedges are designed to reduce risk on an economic basis while considering their impact on accounting results and statutory capital. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market (referred to herein as
RSATs).

     MA SAP restricts the Company's use of derivatives to: (i) hedging activities intended to offset changes in the estimated fair value of assets held, obligations and anticipated transactions; (ii) income generation transactions to generate additional income or return on covering assets; and
(iii) RSATs to reproduce the investment characteristics of otherwise permissible investments. The Company is prohibited from using derivatives for speculation. OTC derivatives are carried on the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus either as derivative assets or derivative liabilities.

     The Company does not offset the values recognized for derivatives executed with the same counterparty under the same master netting agreement. This policy applies to the recognition of derivative assets and derivative liabilities in the Statutory Statements of Admitted Assets, Liabilities, and Capital and
Surplus.

     To qualify for hedge accounting under SSAP No. 86, DERIVATIVES ("SSAP
86"), at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of the variability of cash flows to be received or paid related to a forecasted transaction or a recognized asset or liability
("cash flow hedge"). In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

     The Company may hold cash flow and estimated fair value derivatives that hedge various assets and liabilities including bonds and liability portfolios;
the derivatives that hedge those assets and liabilities are valued in a manner consistent with the underlying hedged item, if the derivatives meet the criteria for highly effective hedges. Bonds that have an NAIC designation of 1 through 5 are carried at amortized cost; therefore, the derivatives hedging such bonds are also carried at amortized cost. Bonds that have an NAIC designation of 6 are carried at the lower of amortized cost or estimated fair value; therefore, the derivatives hedging such bonds are also carried at the lower of amortized cost or estimated fair value. Any hedged liabilities of the
Company are carried at amortized cost; therefore, the derivatives hedging liabilities are also carried at amortized cost. Effective foreign currency swaps have a foreign currency adjustment reported in capital and surplus pursuant to SSAP 86 by using the same procedures as used to translate the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the Company removes the designation of the hedge.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative is carried at its estimated fair value with changes in estimated fair value reported in change in
General Account net unrealized capital gains (losses).

     Upon termination of a derivative that qualified for hedge accounting, the gain or loss is reflected as an adjustment to the basis of the hedged item and is recognized in income consistent with the hedged item. If the hedged item is sold, the gain or loss on the derivative is realized but is subject to the
IMR.

     To the extent the Company does not designate a derivative for hedge accounting, the derivative is carried at estimated fair value with changes in estimated fair value reported in change in General Account net unrealized capital gains (losses).

     The Company carries RSATs at amortized cost. Upon termination of an RSAT, the gain or loss on the derivative is realized but is subject to the IMR.

INSURANCE RESERVES AND ANNUITY AND OTHER FUND RESERVES

     Reserves for permanent plans of individual life insurance, universal life plans and certain term plans are computed on the Net Premium Method or
Commissioners' Reserve Valuation Method as appropriate. Reserves for individual annuity contracts are computed on the Net Level Premium Method, the Net Single
Premium Method, Commissioners' Annuity Reserve Valuation

                                     12

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

Method or VM-21 as appropriate. Reserves for group annuity contracts are computed on the Net Single Premium Method. The reserves are based on mortality, morbidity and interest rate assumptions prescribed by Massachusetts Insurance
Law. Such reserves are sufficient to provide for contractual surrender values.

     Periodically, to reflect changes in circumstances or regulatory requirements, the Company may change the assumptions, methodologies or procedures used to calculate reserves. Primarily, the changes in methodologies and procedures, or changes in "valuation basis," are recorded as direct adjustments to surplus cumulatively in the accounting year applied, whereas generally, changes in reserves, including certain actuarial assumptions, are reflected in net income.

     Reserves for deposit-type contracts, which do not subject the reporting entity to any risks arising from policyholder mortality or morbidity, are equal to deposits received and interest credited to the benefit of contract holders, less fees and other charges assessed and surrenders or withdrawals that represent a return to the contract holders.

DIVIDENDS DUE TO POLICYHOLDERS

     Policyholder dividends are determined annually by the Company's Board of
Directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

     The Company has established an AVR and IMR for the General Account and
Separate Account investments, where required. An AVR is established for potential credit-related losses on applicable General Account and Separate
Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account and any Separate Accounts, not carried at estimated fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related Federal income tax. IMR amortization, as calculated under the Grouped Method as specified by MA SAP, is included in net investment income. Net realized capital gains (losses) are presented net of
Federal income tax expense or benefit and IMR transfer.

INCOME

     In general, premiums are recognized as income when due from policyholders under the terms of the insurance contract. Investment income is recognized as income when earned. The earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

BENEFITS AND EXPENSES

     Expenses, including policy acquisition costs and Federal income tax, are charged to operations as incurred. Amounts received as payment for and amounts representing return of policyholder balances relating to deposit-type contracts are not reported as income or benefits but are recorded directly to the liability for deposit-type contracts.

     The Company accrues for policyholder dividends and accounts for them under various methods dependent upon the dividend type. Cash option dividends are recognized when earned and paid in cash on the policy anniversary date. Reduced annual premium option dividends earned on the policy anniversary date are credited against the next premium. Paid up additions option dividends earned on the policy anniversary date are applied to buy paid up insurance in the form of a single premium. Dividend accumulation option dividends are recognized when earned by policyholders, remain on deposit with the Company and earn interest.
Terminal dividends are recognized when earned and paid at death or maturity of policy.

FOREIGN CURRENCY TRANSLATION

     The Company also holds investments denominated in foreign currencies, which are carried at the foreign exchange spot rate at the end of the year. Any increases or decreases in the carrying amount of the Company's investments in investments denominated in foreign currencies due to changes in exchange rates between years are recorded as a change in General Account net unrealized capital gains (losses) which are credited or charged directly to surplus.

SEPARATE ACCOUNT OPERATIONS

     Separate Accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate
Account liabilities. Investments (generally stated at estimated fair value) and

                                     13

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

liabilities of the Separate Accounts are reported separately as assets and liabilities. Investment income and realized and unrealized capital gains and losses on the investments of the Separate Accounts, accrue directly to contract holders and accordingly, are not reflected in the Company's Statutory
Statements of Operations and Changes in Capital and Surplus and Cash Flow.

INCOME TAX

     For the period following the separation of Brighthouse from MetLife, the
Company will not join any consolidated group and will file its own stand-alone
Federal income tax return.

     The future tax consequences of temporary differences between statutory financial reporting and tax basis of assets and liabilities are measured at the financial reporting dates and are recorded as DTA and deferred tax liabilities
("DTL"), subject to certain limitations. Changes in DTA and DTL, including changes attributable to changes in tax rates and changes in tax status, if any, are recognized as a separate component of gains and losses in unassigned surplus (deficit).

     DTA are limited to: (i) the amount of Federal income tax paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with Internal Revenue
Service ("IRS") tax loss carryback provisions, not to exceed three years; (ii)
an amount expected to be realized within the applicable period that is no greater than the applicable percentage of statutory capital and surplus as required to be shown on the Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus for the current reporting period's statement, adjusted to exclude any net DTA, electronic data processing equipment and operating software and any net positive goodwill plus; (iii) the amount of remaining gross DTA that can be offset against existing gross DTL.
Any remaining DTA are nonadmitted.

     The realization of DTA depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that DTA will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

     -    the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

     -    the jurisdiction in which the DTA was generated;

     -    the length of time that carryforwards can be utilized in the various taxing jurisdictions;

     -    future taxable income exclusive of reversing temporary differences and carryforwards;

     -    future reversals of existing taxable temporary differences;

     -    taxable income in prior carryback years; and

     -    tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on DTA significantly change or when receipt of new information indicates the need for an adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income taxes and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest and penalties as a component of income tax expense.

RELATED PARTY TRANSACTIONS

     A transaction between related parties involving the exchange of assets or liabilities is classified as either an economic transaction or a non-economic transaction. An economic transaction is defined as an arm's-length transaction which results in the transfer of risks and rewards of ownership and represents a consummated act thereof, i.e., "permanence." Non-economic

                                     14

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

transactions between the Company and a related party insurance entity are recorded at the lower of existing book values or estimated fair values at the date of the transaction. Non-economic transactions between the Company and related parties that are not insurance entities are recorded at the estimated fair value at the date of the transaction; however, to the extent that the transaction results in a gain, an offsetting unrealized capital loss and liability is recorded to defer any impact on surplus. Economic transactions between the Company and other related parties are recorded at estimated fair value at the date of the transaction. A transaction involving services between related parties is recorded at the amount charged and is generally subject to regulatory approval.

COVID-19 PANDEMIC

     The Company continues to closely monitor developments related to the worldwide pandemic sparked by the novel coronavirus, ("COVID-19 pandemic"), which has negatively impacted the Company in certain respects, including as discussed below. At this time, it is not possible to estimate the severity or duration of the pandemic, including the severity, duration and frequency of any additional "waves" of the pandemic or the timetable for the implementation, and the efficacy, of any therapeutic treatments and vaccines for COVID-19, including their efficacy with respect to variants of COVID-19 that have emerged or could emerge in the future. It is likewise not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on the economy at large and on the business, financial condition, results of operations, and prospects, including the impact on the Company's investment portfolio and its ratings, or the need for the
Company in the future to revisit or revise targets previously provided to the markets or aspects of the Company's business model.

     In March 2020, in response to the COVID-19 pandemic, the Company promptly implemented its business continuity plans, and quickly and successfully shifted all its employees to a work-from-home environment, where they currently remain.
The Company's sales and support teams remain fully operational, and the
COVID-19 pandemic has not interrupted the Company's ability to service its distribution partners and customers. Additionally, the Company is closely monitoring all aspects of its business, including but not limited to, levels of sales and claims activity, policy lapses or surrenders, payments of premiums, sources and uses of liquidity, the valuation of investments and the performance of derivatives programs. The Company has observed varying degrees of impact in these areas, and has taken prudent and proportionate measures to address such impacts; however, at this time it is impossible to predict if the COVID-19 pandemic will have a material adverse impact on the Company's business, financial condition or results of operations. The Company continues to closely monitor this evolving situation and remains focused on ensuring the health and safety of its employees, on supporting business partners and customers as usual and on mitigating potential adverse impacts to the business.

     Increased economic uncertainty and increased unemployment resulting from the economic impacts of the COVID-19 pandemic have also impacted sales of certain of the Company's products and have prompted the Company to take actions to provide relief to customers affected by adverse circumstances due to the
COVID-19 pandemic. While the relief granted to customers to date has not had a material impact on the Company's financial condition or results of operations, it is not possible to estimate the potential impact of any future relief.
Circumstances resulting from the COVID-19 pandemic have also impacted the incidents of claims and may have impacted the utilization of benefits, lapses or surrenders of policies and payments on insurance premiums, though such impacts have not been material through year-end 2020. Additionally, circumstances resulting from the COVID-19 pandemic have not materially impacted services the Company receives from third-party vendors, nor have such circumstances led to the identification of new loss contingencies or any increases in existing loss contingencies. However, there an be no assurance that any future impact from the COVID-19 pandemic, including, without limitation, with respect to revenues and expenses associated with the Company's products, services the Company receives from third-party vendors, or loss contingencies, will not be material.

     Certain sectors of the Company's investment portfolio may be adversely affected as a result of the impact of the COVID-19 pandemic on capital markets and the global economy, as well as uncertainty regarding its duration and outcome.

     Credit rating agencies may continue to review and adjust their ratings for the companies that they rate, including us. The credit rating agencies also evaluate the insurance industry as a whole and may change our credit rating based on their overall view of our industry.

NOTE 2 -- FAIR VALUE INFORMATION

     Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                     15

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

ESTIMATED FAIR VALUE OF ALL FINANCIAL INSTRUMENTS

      Information related to the estimated fair value of financial instruments is shown below at December 31, (in millions):

                                                                           2020
                                              ---------------------------------------------------------------
                                                  AGGREGATE
                                                 FAIR VALUE            ADMITTED VALUE            LEVEL 1
                                              ---------------------  ---------------------  -----------------

ASSETS
Bonds.......................................  $               1,137  $                 999  $             100
Mortgage loans..............................                     90                     86                 --
Cash, cash equivalents and short-term
    investments.............................                     57                     57                 57
Contract loans..............................                    686                    407                 --
Derivative assets (1).......................                     13                     10                 --
Other invested assets.......................                      4                      3                 --
Investment income due and accrued...........                     18                     18                 --
Separate Account assets.....................                  7,979                  7,979                 --
                                              ---------------------  ---------------------  -----------------
    Total assets............................  $               9,984  $               9,559  $             157
                                              =====================  =====================  =================
LIABILITIES
Investment contracts included in:
    Liability for deposit-type contracts....  $                  12      $              12  $              --
Derivative liabilities (1)..................                     --                      1                 --
Payable for collateral received.............                     14                     14                 --
Investment contracts included in
    Separate Account liabilities............                      3                      3                 --
                                              ---------------------  ---------------------  -----------------
    Total liabilities.......................  $                  29      $              30  $              --
                                              =====================  =====================  =================

                                                              2020
                                              -------------------------------------

                                                    LEVEL 2            LEVEL 3
                                              -----------------   -----------------

ASSETS
Bonds.......................................  $           1,033   $               4
Mortgage loans..............................                 --                  90
Cash, cash equivalents and short-term
    investments.............................                 --                  --
Contract loans..............................                 37                 649
Derivative assets (1).......................                 13                  --
Other invested assets.......................                  4                  --
Investment income due and accrued...........                 18                  --
Separate Account assets.....................              7,979                  --
                                              -----------------   -----------------
    Total assets............................  $           9,084   $             743
                                              =================   =================
LIABILITIES
Investment contracts included in:
    Liability for deposit-type contracts....  $              --   $              12
Derivative liabilities (1)..................                 --                  --
Payable for collateral received.............                 14                  --
Investment contracts included in
    Separate Account liabilities............                  3                  --
                                              -----------------   -----------------
    Total liabilities.......................  $              17   $              12
                                              =================   =================

                                                                           2019
                                              ---------------------------------------------------------------
                                                  AGGREGATE
                                                 FAIR VALUE            ADMITTED VALUE            LEVEL 1
                                              ---------------------  ---------------------  -----------------

ASSETS
Bonds.......................................  $               1,006  $                 945  $              87
Mortgage loans..............................                     91                     89                 --
Cash, cash equivalents and short-term
    investments.............................                     79                     79                 79
Contract loans..............................                    594                    416                 --
Derivative assets (1).......................                     15                     13                 --
Other invested assets.......................                      3                      2                 --
Investment income due and accrued...........                     19                     19                 --
Separate Account assets.....................                  7,439                  7,439                 --
                                              ---------------------  ---------------------  -----------------
    Total assets............................  $               9,246  $               9,002  $             166
                                              =====================  =====================  =================
LIABILITIES
Investment contracts included in:
    Liability for deposit-type contracts....  $                   9  $                  11  $              --
Derivative liabilities (1)..................                     --                     --                 --
Payable for collateral received.............                     16                     16                 --
Investment contracts included in
    Separate Account liabilities............                      4                      4                 --
                                              ---------------------  ---------------------  -----------------
    Total liabilities.......................  $                  29      $              31  $              --
                                              =====================  =====================  =================

                                                              2019
                                              -------------------------------------

                                                    LEVEL 2            LEVEL 3
                                              -----------------   -----------------

ASSETS
Bonds.......................................  $             915   $               4
Mortgage loans..............................                 --                  91
Cash, cash equivalents and short-term
    investments.............................                 --                  --
Contract loans..............................                 36                 558
Derivative assets (1).......................                 15                  --
Other invested assets.......................                  3                  --
Investment income due and accrued...........                 19                  --
Separate Account assets.....................              7,439                  --
                                              -----------------   -----------------
    Total assets............................  $           8,426   $             653
                                              =================   =================
LIABILITIES
Investment contracts included in:
    Liability for deposit-type contracts....  $              --   $               9
Derivative liabilities (1)..................                 --                  --
Payable for collateral received.............                 16                  --
Investment contracts included in
    Separate Account liabilities............                  4                  --
                                              -----------------   -----------------
    Total liabilities.......................  $              20   $              10
                                              =================   =================

-----------------------------
(1)  Classification of derivatives is based on each derivative's positive
     (asset) or negative (liability) book/adjusted carrying value, which equals the net admitted assets and liabilities.

                                     16

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

     When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 --   Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 --   Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 --   Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the
             assumptions that market participants would use in pricing the asset or liability.

DETERMINATION OF ESTIMATED FAIR VALUE

     The Company defines estimated fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In general, the estimated fair value of investments classified within
Level 1 are based on quoted prices in active markets that are readily and regularly obtainable. These investments are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment. Investments classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 discussions.
However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing such investments to be classified in Level 3.

BONDS, CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     For Level 1 assets, the estimated fair value is determined using quoted prices in active markets that are readily and regularly obtainable.
Additionally, as the estimated fair value for cash approximates carrying value, due to the nature of cash, it is classified as Level 1.

     For Level 2 assets, estimated fair values are determined using an income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, and duration for
Level 2 assets. Privately-placed securities are valued using additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

     For Level 3 assets, estimated fair values are determined using a market approach. The estimated fair value is determined using matrix pricing or consensus pricing, with the primary inputs being quoted and offered prices.

MORTGAGE LOANS

     For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar mortgage loans. The estimated fair values for impaired mortgage loans are principally obtained by estimating the fair value of the underlying collateral using market standard appraisal and valuation methods. Mortgage loans valued using significant unobservable inputs are classified in Level 3.

                                     17

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

CONTRACT LOANS

     The estimated fair value for contract loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, using observable inputs and is classified as Level 2. For contract loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar contract loans determined based on the nature of the underlying insurance liabilities, using unobservable inputs and is classified in Level
3.

DERIVATIVES

     For OTC-bilateral derivatives and OTC-cleared derivatives classified as
Level 2 assets or liabilities, estimated fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

     The significant inputs to the pricing models for most OTC-bilateral and
OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

     Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect the net change in capital and surplus.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

OTHER INVESTED ASSETS

     The estimated fair value of other invested assets is determined using the methodologies as described in the above sections titled "Bonds, Cash, Cash
Equivalents and Short-term Investments", based on the nature of the investment.
Excluded from the disclosure are those other invested assets that are not considered to be financial instruments subject to this disclosure including investments carried on the equity method.

INVESTMENT INCOME DUE AND ACCRUED

     Due to the short-term nature of investment income due and accrued, the
Company believes there is minimal risk of material changes in interest rates or the credit of the issuer such that estimated fair value approximates carrying value. These amounts are generally classified as Level 2.

SEPARATE ACCOUNT ASSETS AND INVESTMENT CONTRACTS INCLUDED IN SEPARATE ACCOUNT
    LIABILITIES

     For Separate Account assets classified as Level 2 assets, estimated fair values are determined using either a market or income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported net asset value ("NAV") provided by the fund managers.

     Investment contracts included in Separate Account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts. The carrying value of these Separate Account liabilities, which represents an equivalent summary total of the Separate Account assets supporting these liabilities, approximates the estimated fair value. These investment contracts are classified as Level 2 to correspond with the Separate
Account assets backing the investment contracts.

                                     18

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

      The difference between the estimated fair value of investment contracts included in Separate Account liabilities in the table above and the total recognized in the Statutory Statements of Assets, Liabilities, Surplus and
Other Funds represents amounts due under contracts that are accounted for as insurance contracts.

INVESTMENT CONTRACTS INCLUDED IN LIABILITY FOR DEPOSIT-TYPE CONTRACTS

      The estimated fair value of investment contracts included in the liability for deposit-type contracts is estimated by discounting best estimate future cash flows based on assumptions that market participants would use in pricing such liabilities, with consideration of the Company's non-performance risk (own-credit risk) not reflected in the fair value calculation. The assumptions used in estimating these fair values are based in part on unobservable inputs classified in Level 3.

PAYABLE FOR COLLATERAL RECEIVED

      The estimated fair value of amounts payable for collateral received approximates carrying value as these obligations are short-term in nature.
These amounts are generally classified in Level 2.

ASSETS AND LIABILITIES MEASURED AND REPORTED AT ESTIMATED FAIR VALUE AT
    REPORTING DATE

HIERARCHY TABLE

      The following tables provide information about financial assets and liabilities measured and reported at estimated fair value at December 31, (in millions):

                                                                                            2020
                                                        ----------------------------------------------------------------------------
                                                             FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                        --------------------------------------------------------
                                                             LEVEL 1             LEVEL 2             LEVEL 3             TOTAL
                                                        -----------------  ------------------  -----------------  ------------------

ASSETS
Derivative assets (1)
    Foreign currency exchange rate..................    $              --  $                2  $              --   $               2
                                                        -----------------  ------------------  -----------------  ------------------
Separate Account assets (2).........................                   --               7,979                 --               7,979
                                                        -----------------  ------------------  -----------------  ------------------
    Total assets....................................    $              --  $            7,981  $              --   $           7,981
                                                        =================  ==================  =================  ==================

                                                                                            2019
                                                        ----------------------------------------------------------------------------
                                                             FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                        --------------------------------------------------------
                                                             LEVEL 1             LEVEL 2             LEVEL 3             TOTAL
                                                        -----------------  ------------------  -----------------  ------------------

ASSETS
Derivative assets (1)
    Foreign currency exchange rate..................    $              --  $                2  $              --   $               2
                                                        -----------------  ------------------  -----------------  ------------------
Separate Account assets (2).........................                   --               7,439                 --               7,439
                                                        -----------------  ------------------  -----------------  ------------------
    Total assets....................................    $              --  $            7,441  $              --   $           7,441
                                                        =================  ==================  =================  ==================

-----------------------------
(1)  Derivative assets presented in the table above represent only those derivatives that are carried at estimated fair value. Accordingly, the amounts above exclude derivatives carried at amortized cost, which include highly effective derivatives and RSATs.
(2)  Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities. Investments (stated generally at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities.

      See "Determination of Estimated Fair Value" above for a description of the valuation technique(s) and the inputs used in the estimated fair value measurement for assets and liabilities measured and reported at estimated fair value.

                                     19

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

NOTE 3 -- INVESTMENTS

BONDS BY SECTOR

      The following table presents the book/adjusted carrying value, gross unrealized gains and losses and estimated fair value of bonds owned at December
31, (in millions):

                                                         2020                                             2019
                                   ------------------------------------------------  -----------------------------------------------
                                      BOOK/                                             BOOK/
                                    ADJUSTED                                          ADJUSTED                             ESTIMATED
                                    CARRYING       GROSS UNREALIZED      ESTIMATED    CARRYING       GROSS UNREALIZED        FAIR
                                                ----------------------                           -----------------------
                                      VALUE        GAINS      LOSSES    FAIR VALUE      VALUE       GAINS       LOSSES       VALUE
                                   ----------   ----------  ----------  -----------  ----------  ----------   ----------  ----------

BONDS
U.S. corporate...................  $      542   $       77  $       --  $       619  $      549  $       31   $        2  $      578
U.S. government and agency.......         128           37          --          165         126          21            2         145
Foreign corporate................         120            9           1          128         134           9           --         143
CMBS.............................          87            6          --           93          40           2           --          42
State and political subdivision..          78            7          --           85          44           1           --          45
RMBS.............................          41            3          --           44          47           2            1          48
ABS..............................           3           --          --            3           5          --           --           5
                                   ----------   ----------  ----------  -----------  ----------  ----------   ----------  ----------
    Total bonds..................  $      999   $      139  $        1  $     1,137  $      945  $       66   $        5  $    1,006
                                   ==========   ==========  ==========  ===========  ==========  ==========   ==========  ==========

      The Company did not hold any non-income producing bonds at December 31,
2020 or 2019.

MATURITIES OF BONDS

      The book/adjusted carrying value and estimated fair value of bonds, by contractual maturity, were as follows at December 31, 2020 (in millions):

                                                                                 BOOK/ADJUSTED        ESTIMATED
                                                                                CARRYING VALUE       FAIR VALUE
                                                                               ----------------   ----------------

                       Due in one year or less..............................   $             26   $             26
                       Due after one year through five years................                 94                101
                       Due after five years through ten years...............                225                258
                       Due after ten years..................................                523                612
                                                                               ----------------   ----------------
                           Subtotal.........................................                868                997
                       Loan-backed securities...............................                131                140
                                                                               ----------------   ----------------
                           Total............................................   $            999   $          1,137
                                                                               ================   ================

      Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Bonds not due at a single maturity date have been presented in the year of final contractual maturity. Loan-backed securities are shown separately, as they are not due at a single maturity.

      Cash equivalents and short-term investments have contractual maturities of one year or less.

                                     20

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

CONTINUOUS GROSS UNREALIZED LOSSES FOR BONDS -- BY SECTOR

      The following table presents the estimated fair value and gross unrealized losses of bonds in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous gross unrealized loss position at December 31, (in millions, except number of securities):

                                                            2020
                                   ------------------------------------------------------
                                            LESS THAN              EQUAL TO OR GREATER
                                            12 MONTHS                THAN 12 MONTHS
                                   --------------------------  --------------------------
                                     ESTIMATED       GROSS       ESTIMATED      GROSS
                                       FAIR       UNREALIZED       FAIR      UNREALIZED
                                       VALUE        LOSSES         VALUE       LOSSES
                                   -----------   ------------  -----------   ------------

U.S. corporate...................  $        10   $        --   $         4   $        --
U.S. government and agency.......           --            --            --            --
Foreign corporate................           21             1            --            --
CMBS.............................            1            --            --            --
State and political subdivision..            1            --            --            --
RMBS.............................           --            --             3            --
                                   -----------   ------------  -----------   ------------
    Total bonds..................  $        33   $         1   $         7   $        --
                                   ===========   ============  ===========   ============
Total number of securities in an
   unrealized loss position......           13                           2

                                                           2019
                                   ------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                      LESS THAN 12 MONTHS           THAN 12 MONTHS
                                   --------------------------  --------------------------
                                    ESTIMATED       GROSS       ESTIMATED        GROSS
                                      FAIR       UNREALIZED       FAIR        UNREALIZED
                                      VALUE        LOSSES         VALUE         LOSSES
                                   -----------   ------------  -----------   ------------

U.S. corporate...................  $        89   $         2   $         7   $        --
U.S. government and agency.......           25             2            --            --
Foreign corporate................           --            --            --            --
CMBS.............................            7            --            --            --
State and political subdivision..           23            --            --            --
RMBS.............................           20             1            --            --
                                   -----------   ------------  -----------   ------------
    Total bonds..................  $       164   $         5   $         7   $        --
                                   ===========   ============  ===========   ============
Total number of securities in an
   unrealized loss position......           46                           3

LOAN-BACKED SECURITY HOLDINGS -- OTTI LOSSES

      The Company did not impair any loan-backed securities to estimated fair value during the year ended December 31, 2020 because of either (i) an intent to sell the security or (ii) the inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost.

      The Company did not impair any loan-backed securities to the estimated present value of projected future cash flows expected to be collected during the year ended December 31, 2020.

EVALUATING TEMPORARILY IMPAIRED BONDS FOR OTTI

      As more fully described in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its securities holdings in accordance with its OTTI policy in order to evaluate whether such investments are other than temporarily impaired. These securities were included in the
Company's OTTI review process. With respect to loan-backed securities in the bond portfolio, the Company performs scenario analyses. The scenarios attempt to project future delinquencies and principal losses. Based upon the Company's current evaluation of its securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other than temporarily impaired. Future impairments will depend primarily on economic fundamentals, issuer performance (including changes in estimated present value of projected future cash flows to be collected) and changes in credit ratings, collateral valuations, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, additional impairments may be incurred in upcoming periods.

      Gross unrealized losses on bonds decreased $4 million during the year ended December 31, 2020 to $1 million from $5 million at December 31, 2019. The decrease in gross unrealized losses for the year ended December 31, 2020 was primarily attributable to decreasing longer-term interest rates.

                                     21

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

MORTGAGE LOANS

MORTGAGE LOANS BY PORTFOLIO SEGMENT

      Mortgage loans are summarized as follows at December 31, (dollars in millions):

                                                              2020                                 2019
                                                -----------------------------------  -----------------------------------
                                                    AMOUNT            PERCENT            AMOUNT            PERCENT
                                                ---------------   -----------------  ---------------   -----------------

         Agricultural.......................    $            59                68%   $            62                69%
         Commercial.........................                 27                32                 27                31
                                                ---------------   -----------------  ---------------   -----------------
            Total mortgage loans, net.......    $            86               100%   $            89               100%
                                                ===============   =================  ===============   =================

      The Company had mortgage loan participations of $4 million at both
December 31, 2020 and 2019.

VALUATION ALLOWANCE BY PORTFOLIO SEGMENT

      At both December 31, 2020 and 2019, there were no valuation allowances on mortgage loans.

GEOGRAPHIC DIVERSIFICATION, LOAN ORIGINATION AND INTEREST RATE CHANGES

      Mortgage loans are collateralized by real estate located in the United
States and are diversified by geographic region. States where the associated real estate was located that were 5% or more of the Company's total mortgage loans at December 31, 2020 were as follows:

                                                                                            PERCENT OF TOTAL
                                  STATE                                                      MORTGAGE LOANS
                                  -------------------------------------------------------   ------------------

                                  California.............................................                 37%
                                  Texas..................................................                 28
                                  Florida................................................                 12
                                  Colorado...............................................                 10
                                                                                            ------------------
                                     Total                                                                87%
                                                                                            ==================

      Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. From time to time, the Company may originate loans in excess of 75% of the purchase price of the underlying real estate, if underwriting risk is sufficiently within the Company's standards. The maximum percentage of any one loan to the value of the underlying real estate at the time of the origination and originated during the year ended December 31, 2020 was 27%. The Company did not originate any mortgage loans during the years ended 2019 or 2018.

      The Company did not fund any commercial mortgage loans during the year ended December 31, 2020, 2019, or 2018. The maximum and minimum interest rate for agricultural mortgage loan funded during the year ended December 31, 2020 was 3.9%. The Company did not fund any agricultural mortgage loans during the year ended 2019, or 2018.

      During the year ended December 31, 2020, the Company reduced interest rates on one loan by 0.9% with a recorded investment of less than $1 million.
The Company did not reduce interest rates on any outstanding mortgage loans during the years ended December 31, 2019, and 2018.

CREDIT QUALITY OF AGRICULTURAL MORTGAGE LOANS

      Information about the credit quality of agricultural mortgage loans is presented below at December 31, (dollars in millions):

                                                                    2020                                    2019
                                                    --------------------------------------  --------------------------------------
                                                        RECORDED                                 RECORDED
          LOAN-TO-VALUE RATIOS:                        INVESTMENT          % OF TOTAL           INVESTMENT         % OF TOTAL
                                                    ----------------    ------------------  -----------------   ------------------

          Less than 65%.........................    $             58                  99%   $              61                 99%
          65% to 75%............................                   1                   1                   --                 --
          76% to 80%............................                  --                  --                    1                  1
                                                    ----------------    ------------------  -----------------   ------------------
              Total.............................    $             59                 100%   $              62                100%
                                                    ================    ==================  =================   ==================

                                     22

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

CREDIT QUALITY OF COMMERCIAL MORTGAGE LOANS

     Information about the credit quality of commercial mortgage loans is presented below at December 31, (dollars in millions):

                                                                    2020                                     2019
                                                    --------------------------------------  ---------------------------------------
                                                        RECORDED                                 RECORDED
                                                       INVESTMENT                               INVESTMENT
          LOAN-TO-VALUE RATIOS:                          >1.20X            % OF TOTAL             >1.20X           % OF TOTAL
                                                    ----------------    ------------------  -----------------   -------------------

          Less than 65%.........................    $              4                  14%   $              27                  98%
          65% to 75%............................                  23                  85                   --                  --
          76% to 80%............................                  --                   1                   --                   2
                                                    ----------------    ------------------  -----------------   -------------------
              Total.............................    $             27                 100%   $              27                 100%
                                                    ================    ==================  =================   ===================

AGE ANALYSIS AND NONACCRUAL STATUS OF MORTGAGE LOANS

     The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as current at both December 31, 2020 and
2019. The Company defines delinquent mortgage loans, consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at both
December 31, 2020 and 2019.

IMPAIRED MORTGAGE LOANS

     The Company had no impaired mortgage loans at both December 31, 2020 and
2019.

MORTGAGE LOANS MODIFIED IN A TROUBLED DEBT RESTRUCTURING

     The Company had no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2020, 2019, or 2018.

CONCENTRATIONS OF CREDIT RISK

     The following table presents the book/adjusted carrying value of investments in any counterparty that were greater than 10% of surplus at
December 31, (in millions):

                                                                                      2020              2019
                                                                                ----------------  -----------------

                       U.S government and agency securities.................    $            133  $            126
                       California state and political subdivision bonds.....                  19                --
                       New York state and political subdivision bonds.......                  16                13
                       Retail Properties of America Inc.....................                  15                15
                       Orica LTD............................................                  --                15
                       Nassau Airport Development Co........................                  --                13
                                                                                ----------------  -----------------
                           Total............................................    $            183  $            182
                                                                                ================  =================

RESTRICTED ASSETS

     The table below provides a summary of restricted assets, all of which are included in the General Account, at book/adjusted carrying value at December
31, (in millions):

                                                              2020
                                        --------------------------------------------------
                                             TOTAL
                                           PLEDGED &          % OF           % OF TOTAL
                                          RESTRICTED          TOTAL           ADMITTED
                                            ASSETS           ASSETS            ASSETS
                                        --------------   ----------------  ---------------

State deposits........................   $           3             0.0%              0.0%
Derivatives collateral................              --             0.0               0.0
                                        --------------   ----------------  ---------------
Total pledged and restricted assets...   $           3             0.0%              0.0%
                                        ==============   ================  ===============

                                                             2019
                                        --------------------------------------------------
                                            TOTAL
                                          PLEDGED &          % OF           % OF TOTAL
                                         RESTRICTED          TOTAL           ADMITTED
                                           ASSETS           ASSETS            ASSETS
                                        -------------   ----------------  ----------------

State deposits........................  $           3              0.0%             0.0%
Derivatives collateral................              1              0.0              0.0
                                        -------------   ----------------  ----------------
Total pledged and restricted assets...  $           4              0.0%             0.0%
                                        =============   ================  ================

                                     23

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

DERIVATIVES

TYPES OF DERIVATIVES

      The table below provides a summary of the notional amount, book/adjusted carrying value, estimated fair value and primary underlying risk exposure by type of derivative held at December 31, (in millions):

                                                                   2020
                                              ----------------------------------------------
PRIMARY                                                            BOOK/
UNDERLYING                                                       ADJUSTED         ESTIMATED
RISK                                             NOTIONAL        CARRYING           FAIR
EXPOSURE                 INSTRUMENT TYPE          AMOUNT           VALUE            VALUE
------------------  ------------------------  --------------  --------------   -------------

Foreign currency
   exchange rate    Foreign currency swaps    $           73   $           9   $          13
Credit              Credit default swaps                  --              --              --
                                              --------------  --------------   -------------
                       Total Assets           $           73   $           9   $          13
                                              ==============  ==============   =============

                                         2019
                    ----------------------------------------------
PRIMARY                                  BOOK/
UNDERLYING                             ADJUSTED        ESTIMATED
RISK                   NOTIONAL        CARRYING          FAIR
EXPOSURE                AMOUNT           VALUE           VALUE
------------------  --------------  --------------  --------------

Foreign currency
   exchange rate    $           75  $           13   $          15
Credit                          22              --               1
                    --------------  --------------  --------------
                    $           97  $           13   $          16
                    ==============  ==============  ==============

FOREIGN CURRENCY EXCHANGE RATE DERIVATIVES

      The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

      In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party.

CREDIT DERIVATIVES

      Credit derivatives are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event as defined by the contract occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the
International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred.

      Credit default swaps are also used in RSATs to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other bonds. These credit default swaps are not designated as hedging instruments. In certain instances, the Company may lock in the economic impact of existing credit default swaps used in RSATs by entering into offsetting positions. Credit default swaps used in RSATs are included in credit default swaps in the preceding table and are not designated as hedging instruments.

HEDGING

CASH FLOW HEDGES

      The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the effectiveness requirements of SSAP
86.

      All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

      For the years ended December 31, 2020, 2019, and 2018 there were no gains
(losses) related to cash flow derivatives that no longer qualify for hedge accounting or for which the Company removed the hedge designation.

      In certain instances, the Company may discontinue cash flow hedge accounting because it is no longer probable that the original forecasted transactions will occur by the end of the originally specified time period or within two months of the

                                     24

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

anticipated date. For the years ended December 31, 2020, 2019, and 2018 there were no gains (losses) related to such discontinued cash flow hedges.

      There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2020,
2019, and 2018.

NON-QUALIFYING DERIVATIVES

      The Company enters into the following derivatives that do not qualify for hedge accounting under SSAP 86: foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates.

DERIVATIVES FOR OTHER THAN HEDGING PURPOSES

      The Company enters into credit default swaps used in RSATs for other than hedging purposes under SSAP 86.

      The estimated fair value of the derivatives held for other than hedging purposes was less than $1 million and $1 million at December 31, 2020 and 2019, respectively.

      The average estimated fair value of derivatives held for other than hedging purposes was less than $1 million for the years ended December 31, 2020 and 2019 respectively.

      The net realized gains (losses) on the derivatives held for other than hedging purposes was less than $1 million for each of the years ended December
31, 2020, 2019 and 2018.

CREDIT DERIVATIVES

      In connection with RSATs, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company held no RSATs as of December 31, 2020. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $22 million at December 31, 2019. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2019, the Company would have received $1 million to terminate all of these contracts.

      The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, (in millions, except weighted average years to maturity):

                                                                                         2020
                                                                 -----------------------------------------------------
                                                                                         MAXIMUM
                                                                                        AMOUNT OF
                                                                                         FUTURE
                                                                     ESTIMATED          PAYMENTS          WEIGHTED
                                                                   FAIR VALUE OF          UNDER            AVERAGE
RATING AGENCY DESIGNATION OF                           NAIC           CREDIT             CREDIT           YEARS TO
REFERENCED CREDIT OBLIGATIONS (1)                   DESIGNATION    DEFAULT SWAPS      DEFAULT SWAPS     MATURITY (2)
---------------------------------  ----------------------------  -----------------  -----------------  ---------------

Baa                                                     2
Credit default swaps
   referencing indices                                           $             --   $             --               --

                                                           2019
                                   -----------------------------------------------------
                                                           MAXIMUM
                                                          AMOUNT OF
                                                           FUTURE
                                       ESTIMATED          PAYMENTS          WEIGHTED
                                     FAIR VALUE OF          UNDER            AVERAGE
RATING AGENCY DESIGNATION OF            CREDIT             CREDIT           YEARS TO
REFERENCED CREDIT OBLIGATIONS (1)    DEFAULT SWAPS      DEFAULT SWAPS     MATURITY (2)
---------------------------------  -----------------   ----------------   --------------

Baa
Credit default swaps
   referencing indices             $              1    $            22              4.8

---------------------------------
(1)  The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"),
     Standard and Poor's Rating Services ("S&P") and Fitch Ratings. If no
     rating is available from a rating agency, then an internally derived rating is used.
(2)  The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

      The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above.
At December 31, 2020 and 2019, the Company had no purchased credit protection to offset referenced credit obligations in the table above.

                                     25

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

OFF-BALANCE SHEET RISK AND CREDIT RISK

      The table below summarizes the notional amount of the Company's financial instruments (derivatives that are designated as effective hedging instruments and derivatives used in replications) with off-balance sheet credit risk at
December 31, (in millions):

                                                                    ASSET                                   LIABILITY
                                                  ---------------------------------------    ---------------------------------------
                                                         2020                 2019                  2020                 2019
                                                  ------------------   ------------------    -----------------    ------------------

           Foreign currency swaps.............    $               58   $               24    $               4    $                4
           Credit default swaps...............                    --                   22                   --                    --
                                                  ------------------   ------------------    -----------------    ------------------
               Total..........................    $               58   $               46    $               4    $                4
                                                  ==================   ==================    =================    ==================

      The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

      The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the
Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. All of the Company's ISDA Master Agreements also include Credit Support Annex provisions which may require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

      The Company's OTC-cleared derivatives are effected through central clearing counterparties. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by clearing brokers or central clearing counterparties to such derivatives.

      Off-balance sheet credit exposure is the excess of positive estimated fair value over positive book/adjusted carrying value for the Company's highly effective hedges and derivatives used in replications at the reporting date.
All collateral received from counterparties to mitigate credit-related losses is deemed worthless for the purpose of calculating the Company's off-balance sheet credit exposure. The off-balance sheet credit exposure of the Company's swaps was $4 million and $3 million at December 31, 2020 and 2019, respectively.

      The estimated fair value of collateral consisting of various securities received by the Company on its OTC-bilateral derivatives as variation margin was $0 and $1 million at December 31, 2020 and 2019, respectively.

      The Company enters into various collateral arrangements, which may require both the pledging and accepting of collateral in connection with its derivatives. The table below summarizes the collateral pledged by the Company in connection with its OTC derivatives at December 31, (in millions):

                                                                                                         SECURITIES (1)
                                                                                            ----------------------------------------
                                                                                                   2020                  2019
                                                                                            -------------------  -------------------

                           INITIAL MARGIN:
                           OTC-cleared..................................................    $                --  $                 1

--------------------------------
(1)  Securities pledged as collateral are reported in bonds. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral.

                                     26

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

      The table below summarizes the collateral received by the Company in connection with its OTC derivatives as of December 31, (in millions):

                                             CASH (1)                       SECURITIES (2)                         TOTAL
                                 -------------------------------   -------------------------------   -------------------------------
                                      2020             2019             2020             2019             2020             2019
                                 --------------   --------------   --------------   --------------   --------------   --------------

VARIATION MARGIN:
OTC-bilateral............        $           14   $           15   $           --   $            1   $           14   $           16
OTC-cleared..............                    --                1               --               --               --                1
                                 --------------   --------------   --------------   --------------   --------------   --------------
TOTAL OTC................        $           14   $           16   $           --   $            1   $           14   $           17
                                 ==============   ==============   ==============   ==============   ==============   ==============

------------------------------
(1)  Cash collateral received is reported in cash, cash equivalents and short-term investments and the obligation to return the collateral is reported in aggregate write-ins for liabilities as cash collateral received on derivatives.
(2)  Securities collateral received is held in separate custodial accounts and is not reflected in the financial statements.

      The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that party reaches a minimum transfer amount. Certain of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company or the counterparty.
In addition, the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

NET INVESTMENT INCOME

      The components of net investment income for the years ended December 31, were as follows (in millions):

                                                                             2020              2019             2018
                                                                       ----------------  ---------------  ----------------

          Bonds.....................................................   $             40  $            43  $             62
          Mortgage loans............................................                  4                4                 4
          Cash, cash equivalents and short-term investments.........                 --                2                 2
          Contract loans............................................                 22               21                23
          Derivatives...............................................                  2                2                 2
          Other.....................................................                  1               --                --
                                                                       ----------------  ---------------  ----------------
             Gross investment income................................                 69               72                93
             Less: investment expenses..............................                  3                3                 2
                                                                       ----------------  ---------------  ----------------
             Net investment income, before IMR amortization.........                 66               69                91
          IMR amortization..........................................                  2                1                --
                                                                       ----------------  ---------------  ----------------
          Net investment income.....................................   $             68  $            71  $             91
                                                                       ================  ===============  ================

                                     27

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

NET REALIZED CAPITAL GAINS (LOSSES), NET OF FEDERAL INCOME TAX AND INTEREST
MAINTENANCE RESERVE TRANSFER

      Net realized capital gains (losses) on investments and derivatives for the years ended December 31, were as follows (in millions):

                                                                                   2020              2019               2018
                                                                            -----------------  ----------------  ------------------

           Bonds.........................................................   $              --  $             22  $              11
                                                                            -----------------  ----------------  ------------------
           Net realized capital gains (losses), before Federal income tax                  --                22                 11
              Less: Federal income tax expense (benefit).................                  --                 4                  4
                                                                            -----------------  ----------------  ------------------
           Net realized capital gains (losses), before IMR transfer......                  --                17                  8
           IMR transfer, net of Federal income tax expense (benefit) of less than $1 million, $5 million, and $2 million,
             respectively................................................                  --                17                  9
                                                                            -----------------  ----------------  ------------------
           Net realized capital gains (losses), net of Federal income tax
             and IMR transfer............................................   $              --  $             --  $              (1)
                                                                            =================  ================  ==================

PROCEEDS FROM SALES AND DISPOSALS AND REALIZED CAPITAL GAINS (LOSSES) ON
BONDS

      Proceeds from sales or disposals of bonds, the related gross realized capital gains (losses) on bonds, which are generally determined on a specific identification basis, and the related foreign exchange capital gains (losses)
on bonds were as follows for the years ended December 31, (in millions):

                                                                                 2020                2019               2018
                                                                          ------------------  ------------------  ------------------

           Proceeds from sales and disposals...........................   $             149   $             594   $             573
           Gross realized capital gains on sales.......................   $               3   $              23   $              23
           Gross realized capital losses on sales......................   $              (2)  $              (1)  $             (13)
           Foreign exchange capital losses on sales....................   $              (1)  $              --   $              --

PREPAYMENT PENALTY AND ACCELERATION FEES

      The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature. The number of securities sold, disposed or otherwise redeemed and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee were as follows for the years ended December 31, (in millions, except number of securities):

                                                                          2020             2019            2018
                                                                    ---------------  ---------------  ---------------

         Number of CUSIPs........................................                14               12               20
         Aggregate Amount of Investment Income...................   $             1  $             1  $             1

NOTE 4 -- RELATED PARTY INFORMATION

SERVICE AGREEMENTS

      The Company is a party to service agreements with its affiliates, including, but not limited to, Brighthouse Services, LLC ("Brighthouse
Services"), that provide for a broad range of services to be rendered and facilities and equipment to be provided. Services, facilities and equipment are requested by the recipient as deemed necessary for its operations. These agreements involve cost allocation arrangements, under which the recipient pays the provider for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services, facilities and equipment provided. There are also a number of other service arrangements with affiliates pursuant to which the provider, at the request of the recipient, renders specified services for a stated fee. Income and expenses under these agreements are reflected in other income (loss) and insurance expenses and taxes (other than Federal income and capital gains taxes), respectively, on the Statutory
Statements of Operations and Changes in Capital and Surplus.

REINSURANCE AGREEMENTS

      The Company has reinsurance agreements with Brighthouse Life Insurance
Company ("Brighthouse Insurance") and Brighthouse Reinsurance Company of
Delaware ("BRCD"), both of which are related parties.

                                     28

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

      Information regarding the significant effects of related party reinsurance included in the Statutory Statements of Operations and Changes in
Capital and Surplus was as follows for the years ended December 31, (in millions):

                                                                                    2020                2019
                                                                             ------------------  ------------------

           Premiums and annuity considerations:
              Reinsurance ceded............................................  $             (16)  $             (15)

           Reserve adjustments on reinsurance ceded:
              Reinsurance ceded............................................  $            (398)  $            (507)

           Benefits payments:
              Reinsurance ceded............................................  $            (386)  $            (491)

           Changes to reserves, deposit funds and other policy liabilities:
              Reinsurance ceded............................................  $              20   $              82

                                                                                    2018
                                                                             -------------------

           Premiums and annuity considerations:
              Reinsurance ceded............................................   $             (22)

           Reserve adjustments on reinsurance ceded:
              Reinsurance ceded............................................   $            (601)

           Benefits payments:
              Reinsurance ceded............................................   $            (619)

           Changes to reserves, deposit funds and other policy liabilities:
              Reinsurance ceded............................................   $            (124)

      Information regarding the significant effects of related party reinsurance included in the Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus was as follows at December 31, (in millions):

                                                                                    2020                2019
                                                                             ------------------  ------------------

           Reserves for life and health insurance, annuities and
              deposit-type contracts:
              Reinsurance ceded...........................................   $            (440)  $            (458)

           Funds held under reinsurance treaties:
              Reinsurance ceded...........................................   $              32   $              34

      The Company ceded a block of business to BRCD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term policies issued by the
Company in 2007 and 2008. Ceded aggregate reserves related to this business were $65 million and $68 million at December 31, 2020 and 2019, respectively;
the Company recorded a funds withheld liability of $32 million and $34 million at December 31, 2020 and 2019, respectively; ceded premiums related to this business were less than a million for both years ended December 31, 2020 and
2019, respectively and $1 million, for the year ended December 31, 2018, and pre-tax income (loss) was ($1) million for each of the years ended December 31,
2020, 2019, and 2018.

      The Company ceded certain variable annuities, including guaranteed minimum benefits, to Brighthouse Insurance. Financial impacts recorded by the
Company for this business were aggregate ceded reserves of $301 million and
$295 million at December 31, 2020 and 2019, respectively; ceded premiums of $7 million, $6 million, and $11 million for the years ended December 31, 2020,
2019, and 2018, respectively; ceded reserve adjustments on reinsurance of $398 million, $507 million, and $601 million for the years ended December 31, 2020,
2019, and 2018, respectively, ceded benefits of $378 million, $488 million, and
$614 million for the years ended December 31, 2020, 2019, and 2018, respectively.

      The Company ceded 100% of its share of the liabilities for certain guaranteed benefits riders to Brighthouse Insurance. The Company's Statutory
Statements of Admitted Assets, Liabilities and Capital and Surplus includes aggregate ceded reserves related to this business of $73 million and $94 million at December 31, 2020 and 2019, respectively; ceded premiums of $8 million at December 31, 2020, and $9 million for both years ended December 31,
2019, and 2018.

INVESTMENTS

      The Company did not report any investments in an insurance subsidiary, controlled and affiliated ("SCA"), for which the statutory capital and surplus reflects a departure from the NAIC statutory accounting practices and procedures during the year ended December 31, 2020.

OTHER

      In the normal course of business, the Company transfers invested assets, primarily consisting of bonds, to affiliates and receives invested assets, primarily consisting of bonds, from affiliates. The Company did not transfer invested assets to affiliates for the years ended December 31, 2020 or 2019.

                                     29

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

     The Company has entered into a Limited Liability Company Agreement (the
"Agreement") with Brighthouse Investments Advisers, LLC and several other affiliates that are also members of Brighthouse Advisers. Among other things, the Agreement sets forth provisions for the allocation of income and losses to the members of Brighthouse Advisers, including the Company.

     The Company has receivables and payables with affiliates for services necessary to conduct its business. Amounts admitted are expected to be settled within 90 days. Receivables from affiliates, included in other assets, totaled
$4 million and $4 million at December 31, 2020 and 2019, respectively. Payables to affiliates, included in other liabilities, totaled $7 million and $5 million at December 31, 2020 and 2019, respectively.

NOTE 5 -- PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     Premium and annuity considerations deferred and uncollected at December
31, were as follows (in millions):

                                                                                2020                            2019
                                                                   ------------------------------  ------------------------------
       TYPE                                                             GROSS      NET OF LOADING       GROSS      NET OF LOADING
       ---------------------------------------------------------   --------------  --------------  --------------  --------------

       Ordinary renewal.........................................   $           14  $           12  $           19  $           18
                                                                   ==============  ==============  ==============  ==============

NOTE 6 -- REINSURANCE AND OTHER INSURANCE TRANSACTIONS

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.
On a case by case basis, the Company may retain up to $5 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The
Company also reinsures portions of certain level premium term life policies to
BRCD. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

     For its individual annuity business, the Company reinsures to Brighthouse
Insurance, 100% of certain variable annuity risks or 100% of the living and death benefit guarantees issued in connection with certain variable annuities.
Under the benefit guarantee reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers and monitors ratings and the financial strength of its reinsurers. In addition, the reinsurance recoverable balance due from each reinsurer and the recoverability of such balance is evaluated as part of this overall monitoring process. The
Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, and funds withheld accounts. No single unrelated reinsurer has a material obligation to the Company nor is the
Company's business substantially dependent upon any reinsurance agreement. The
Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

                                     30

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

      The financial statements include the impact of reinsurance. Information regarding the significant effects of related and unrelated reinsurance included in the Statutory Statements of Operations and Changes in Capital and Surplus
was as follows for the years ended December 31, (in millions):

                                                                                        2020              2019             2018
                                                                                    --------------   --------------    -------------

Premiums and annuity considerations:
    Reinsurance ceded...........................................................    $         (42)   $         (37)    $        (72)

Reserve adjustments on reinsurance ceded:
    Reinsurance ceded...........................................................    $        (398)   $        (507)    $       (601)

Benefits payments:
    Reinsurance ceded...........................................................    $        (417)   $        (516)    $       (661)

Changes to reserves, deposit funds and other policy liabilities:
    Reinsurance ceded...........................................................    $          38    $         114     $       (106)

      Information regarding the significant effects of related and unrelated reinsurance included in the Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus was as follows at December 31, (in millions):

                                                                                                          2020             2019
                                                                                                      -------------    -------------

       Reserves for life and health insurance, annuities and deposit-type contracts:
           Reinsurance ceded......................................................................    $       (791)    $       (835)

       Funds held under reinsurance treaties:
           Reinsurance ceded......................................................................    $         73     $         78

      The Company has ceded reinsurance to related and unrelated companies that are unauthorized, or not accredited to write reinsurance agreements in the domiciliary state of the Company. The unauthorized reinsurance liability is calculated to record a liability for reserve credits taken that are not fully collateralized by each unauthorized reinsurance company. The unauthorized companies provide collateral to the Company to support the ceded liabilities.
The collateral provided includes trust agreements and funds held under reinsurance treaties. There was no unauthorized liability balance for the
Company at both December 31, 2020, and 2019. Assets held in trust for reinsurance agreements totaled $89 million and $90 million at December 31,
2020, and 2019, respectively. Funds held under reinsurance treaties totaled $73 million and $78 million at December 31, 2020, and 2019, respectively.

DEFERRED GAINS ON REINSURANCE AGREEMENTS

      The Company has entered into reinsurance agreements to cede in-force business to reinsurers. These agreements may result in deferred gains on reinsurance, net of income tax, which is recorded in unassigned surplus
(deficit). The change in deferred gains on reinsurance is recognized as an adjustment to surplus and is reflected in change in surplus as a result of reinsurance. The rollforward of deferred gains on reinsurance agreements is as follows at December 31, (in millions):

                                                                                                          2020             2019
                                                                                                      -------------    -------------

       Balance at beginning of year...............................................................    $         83     $         86
       Capitalization of deferred gain on affiliated reinsurance (1)..............................              --               --
       Amortization of deferred gains on affiliated reinsurance (1)...............................              (3)              (3)
                                                                                                      -------------    -------------
       Balance at end of year.....................................................................    $         80     $         83
                                                                                                      =============    =============

-----------------------------
(1)  See Note 4 -- Related Party Information -- "Reinsurance Agreements" for
     additional information.

NOTE 7 -- RESERVES FOR LIFE CONTRACTS AND DEPOSIT-TYPE CONTRACTS

      The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Reserves amounting to less than $1 million and $2 million at December
31, 2020 and 2019, respectively, are held for surrender values in excess of the legally computed reserves.

                                     31

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

     The method employed in the valuation of substandard policies is identical to the method employed in the valuation of standard policies; a mean reserve method is used, but for substandard policies, the mean reserves are based on appropriate multiples of standard rates of mortality.

     At December 31, 2020 and 2019, the Company had $125 million and $210 million, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the
Division. Direct reserves to cover the above insurance totaled less than $1 million and $3 million at December 31, 2020 and 2019, respectively.

     The tabular interest has been determined by formula as described in the
NAIC instructions for all traditional product types. For universal life, variable universal life, and flexible premium annuity products, accrued interest credited to the fund balances was used in the calculations of tabular interest.

     For the determination of tabular interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation period.

     The general nature of other reserve changes are items that include reserves established as a result of asset adequacy analysis, reserves for secondary guarantees on universal life policies and General Account reserves held for variable annuity guaranteed minimum death benefits and for variable annuity guaranteed living benefits.

     The details for other changes at December 31, 2020 are as follows (in millions):

                                                                                                          ORDINARY
                                                                                            --------------------------------------
                                                                                                                   INDIVIDUAL
            ITEM                                                               TOTAL          LIFE INSURANCE        ANNUITIES
            ----------------------------------------------------------   -----------------  ------------------  ------------------

            VM-21 Stochastic Reserve..................................   $            (21)  $              --   $             (21)
            For excess of valuation net premiums over corresponding
               gross premiums.........................................                 (3)                 (3)                 --
            For surrender values in excess of reserves otherwise
               required and carried...................................                 (2)                 (2)                 --
            Guaranteed minimum death benefits.........................                (18)                (18)                 --
            Reinsurance ceded.........................................                 21                  --                  21
                                                                         -----------------  ------------------  ------------------
            Total.....................................................   $            (23)  $             (23)  $              --
                                                                         =================  ==================  ==================

NOTE 8 -- PARTICIPATING BUSINESS

     Direct premiums on participating policies in the amount of $16 million,
$16 million, and $20 million represented approximately 10%, 8%, and 10% of the
Company's direct premiums for the years ended December 31, 2020, 2019, and
2018, respectively.

     The amount of incurred policyholder dividends in 2020, 2019, and 2018 as reported in dividends to policyholders, was $4 million, $4 million, and $5 million, respectively. This is equal to the sum of the dividends paid during the year, the change in the amount of dividends due and unpaid, and the change in provision for dividends payable in the following year.

NOTE 9 -- ACCIDENT AND HEALTH ("A&H") POLICY AND CLAIM LIABILITIES

     A&H claim reserves represent the estimated value of the future payments for benefits (losses) and loss adjustment expenses for all incurred claims, whether reported or not. Where applicable, the reserves are adjusted for contingencies and discounted with interest.

     The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, INDIVIDUAL AND GROUP
ACCIDENT AND HEALTH CONTRACTS.

     Claim reserves for individual disability policies are discounted using either the 1964 Commissioners Disability Table or 1985 Commissioners Individual
Disability Table A at interest rates ranging from 3.0% to 6.0%, depending on the year of disablement.

                                     32

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

      Claim reserves for products with short-term liabilities (i.e., dental, short-term disability, accidental death and dismemberment and similar products)
are set using current claim completion factors, loss ratio factors and include a provision for uncertainty.

      All claim reserves include an expense load to cover future loss adjustment expenses.

      Activity for the years ended December 31, in the liability for unpaid accident and health and disability policy and contract claims, included in reserves for life and health insurance and annuities and other policy liabilities, is summarized as follows (in millions):

                                                                                                        2020              2019
                                                                                                    -------------    --------------

               Balance at January 1............................................................     $          4     $           5

               Incurred related to:
                  Current year.................................................................                1                --
                  Prior years..................................................................                1                --
                                                                                                    -------------    --------------
                  Total incurred...............................................................                2                --
                                                                                                    -------------    --------------

               Paid related to:
                  Current year.................................................................               --                --
                  Prior years..................................................................               (1)               (1)
                                                                                                    -------------    --------------
                  Total paid...................................................................               (1)               (1)
                                                                                                    -------------    --------------
               Balance at December 31..........................................................     $          5     $           4
                                                                                                    =============    ==============

      As a result of changes in estimates of insured events in prior years, the provision for claims increased by $1 million and less than $1 million in 2020 and 2019, respectively. The changes in 2020 and 2019, respectively, were generally the result of ongoing analysis of recent loss development trends.
Original estimates are increased or decreased as additional information becomes known regarding individual claims.

                                     33

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

NOTE 10 -- ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

ANNUITIES

      Withdrawal characteristics of annuity actuarial reserves, deposit-type contracts and other liabilities without life or disability contingencies at
December 31, were as follows (dollars in millions):

        INDIVIDUAL ANNUITIES:                                                            2020
                                                    --------------------------------------------------------------------------------
                                                                             SEPARATE
                                                         GENERAL              ACCOUNT                                PERCENT OF
                                                         ACCOUNT           NONGUARANTEED           TOTAL                TOTAL
                                                    ------------------  -----------------    ------------------  -------------------

        SUBJECT TO DISCRETIONARY WITHDRAWAL:
           At book value less current surrender
             charge of 5% or more.................  $               3   $              --    $               3                 0.1%
           At fair value..........................                 --               4,047                4,047                91.7
                                                    ------------------  -----------------    ------------------  -------------------
              Total with market value adjustment
                 or at fair value.................                  3               4,047                4,050                91.8
           At book value without adjustment.......                286                  --                  286                 6.5
        NOT SUBJECT TO DISCRETIONARY WITHDRAWAL:..                 58                  17                   75                 1.7
                                                    ------------------  -----------------    ------------------  -------------------
           Total (gross)..........................                347               4,064                4,411               100.0%
                                                                                                                 ===================
        Reinsurance ceded.........................               (176)                 --                 (176)
                                                    ------------------  -----------------    ------------------
           Total (net)............................  $             171   $           4,064    $           4,235
                                                    ==================  =================    ==================

                                                                                          2019
                                                      ------------------------------------------------------------------------------
                                                                              SEPARATE
                                                            GENERAL            ACCOUNT                              PERCENT OF
                                                            ACCOUNT         NONGUARANTEED           TOTAL              TOTAL
                                                      ------------------  -----------------   -----------------  -------------------

        SUBJECT TO DISCRETIONARY WITHDRAWAL:
          At book value less current surrender
             charge of 5% or more..................   $               2   $             --    $              2                  --%
          At fair value............................                  --              3,941               3,941                89.2
                                                      ------------------  -----------------   -----------------  -------------------
              Total with market value adjustment
                or at fair value...................                   2              3,941               3,943                89.2
          At book value without adjustment.........                 408                 --                 408                 9.3
        NOT SUBJECT TO DISCRETIONARY WITHDRAWAL:...                  53                 15                  68                 1.5
                                                      ------------------  -----------------   -----------------  -------------------
          Total (gross)............................                 463              3,956               4,419               100.0%
                                                                                                                 ===================
        Reinsurance ceded..........................                (298)                --                (298)
                                                      ------------------  -----------------   -----------------
          Total (net)..............................   $             165   $          3,956    $          4,121
                                                      ==================  =================   =================

      Withdrawal characteristics of group annuity actuarial reserves at both
December 31, 2020 and 2019 were less than $1 million.

                                     34

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

        DEPOSIT-TYPE CONTRACTS:                                                            2020
                                                       -----------------------------------------------------------------------------
                                                                               SEPARATE
                                                            GENERAL             ACCOUNT
                                                            ACCOUNT          NONGUARANTEED           TOTAL           % OF TOTAL
                                                       ------------------  ----------------   ------------------  ------------------

        SUBJECT TO DISCRETIONARY WITHDRAWAL:
          At book value less current surrender
             charge of 5% or more...................   $              --   $             --   $              --                 --%
          At fair value.............................                  --                 --                  --                 --
                                                       ------------------  ----------------   ------------------  ------------------
              Total with market value adjustment
                or at fair value....................                  --                 --                  --                 --
          At book value without adjustment..........                 135                 --                 135               98.1
        NOT SUBJECT TO DISCRETIONARY WITHDRAWAL.....                  --                  3                   3                1.9
                                                       ------------------  ----------------   ------------------  ------------------
          Total (gross: direct + assumed)...........                 135                  3                 138              100.0%
                                                                                                                  ==================
        Reinsurance ceded...........................                (123)                --                (123)
                                                       ------------------  ----------------   ------------------
          Total (net)...............................   $              12   $              3   $              15
                                                       ==================  ================   ==================

                                                                                         2019
                                                      -----------------------------------------------------------------------------
                                                                              SEPARATE
                                                           GENERAL             ACCOUNT                             PERCENT OF
                                                           ACCOUNT          NONGUARANTEED          TOTAL              TOTAL
                                                      ----------------   -----------------   ----------------   -------------------

        SUBJECT TO DISCRETIONARY WITHDRAWAL:
          At book value less current surrender
             charge of 5% or more...................  $             --    $             --   $             --                  --%
          At fair value.............................                --                  --                 --                  --
                                                      ----------------   -----------------   ----------------   -------------------
             Total with market value adjustment
                or at fair value....................                --                  --                 --                  --
          At book value without adjustment..........                12                  --                 12                80.6
        NOT SUBJECT TO DISCRETIONARY WITHDRAWAL:....                --                   3                  3                19.4
                                                      ----------------   -----------------   ----------------   -------------------
          Total (gross).............................                12                   3                 15               100.0%
                                                                                                                ===================
        Reinsurance ceded...........................                --                  --                 --
                                                      ----------------   -----------------   ----------------
          Total (net)...............................  $             12    $              3   $             15
                                                      ================   =================   ================

     Annuity actuarial reserves, deposit-type contract funds and other liabilities without life or disability contingencies at December 31, were as follows (in millions):

                                                                                     2020                   2019
                                                                               --------------------  -----------------

                      GENERAL ACCOUNT:
                       Annuities (excluding supplementary contracts
                       with life contingencies)............................    $                123  $             118
                       Supplementary contracts with life contingencies.....                      49                 47
                       Deposit-type contracts..............................                      12                 12
                                                                               --------------------  -----------------
                          Subtotal.........................................                     184                177
                      SEPARATE ACCOUNT:
                       Annuities (excluding supplementary contracts).......                   4,047              3,941
                       Supplementary contracts with life contingencies.....                      17                 15
                       Other contract deposit funds........................                       3                  3
                                                                               --------------------  -----------------
                          Total............................................    $              4,251  $           4,136
                                                                               ====================  =================

                                     35

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

LIFE

     Withdrawal characteristics of life actuarial reserves were as follows at
December 31, were as follows (dollars in millions):

                                                             2020
                                        -----------------------------------------------
                                                        GENERAL ACCOUNT
                                        -----------------------------------------------
                                            ACCOUNT
                                             VALUE        CASH VALUE         RESERVE
                                        -------------    -------------    -------------

Subject to discretionary withdrawal:
Term policies with cash value.........  $          --    $          --    $          --
Universal life........................             22               22               22
Universal life with secondary
   guarantees.........................             --               --               --
Indexed universal life................             --               --               --
Indexed universal life with secondary
   guarantees.........................             --               --               --
Indexed life..........................             --               --               --
Other permanent cash value life.......            156              156              263
Variable life.........................             --               --               --
Variable universal life...............            541              443              584
Miscellaneous reserves................             --               --               --
Not subject to discretionary
   withdrawal:
Term policies without cash value......            XXX              XXX              303
Accidental death benefits.............            XXX              XXX               --
Disability -- active lives............            XXX              XXX                4
Disability -- disabled lives..........            XXX              XXX                4
Miscellaneous reserves................            XXX              XXX               49
                                        -------------    -------------    -------------
Total (gross: direct + assumed).......            719              621            1,229
Reinsurance ceded.....................             --               --              268
                                        -------------    -------------    -------------
Total (Net)...........................  $         719    $         621    $         961
                                        =============    =============    =============

                                                             2020
                                        -----------------------------------------------
                                               SEPARATE ACCOUNT -- NONGUARANTEED
                                        -----------------------------------------------
                                            ACCOUNT
                                             VALUE         CASH VALUE        RESERVE
                                        --------------   -------------   --------------

Subject to discretionary withdrawal:
Term policies with cash value.........  $           --   $          --    $          --
Universal life........................              --              --               --
Universal life with secondary
   guarantees.........................              --              --               --
Indexed universal life................              --              --               --
Indexed universal life with secondary
   guarantees.........................              --              --               --
Indexed life..........................              --              --               --
Other permanent cash value life.......              --              --               --
Variable life.........................              --              --               --
Variable universal life...............           3,905           3,905            3,905
Miscellaneous reserves................              --              --               --
Not subject to discretionary
   withdrawal:
Term policies without cash value......             XXX             XXX               --
Accidental death benefits.............             XXX             XXX               --
Disability -- active lives............             XXX             XXX               --
Disability -- disabled lives..........             XXX             XXX               --
Miscellaneous reserves................             XXX             XXX               --
                                        --------------   -------------   --------------
Total (gross: direct + assumed).......           3,905           3,905            3,905
Reinsurance ceded.....................              --              --               --
                                        --------------   -------------   --------------
Total (Net)...........................  $        3,905   $       3,905    $       3,905
                                        ==============   =============   ==============

                                     36

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

                                                             2019
                                       --------------------------------------------------
                                                         GENERAL ACCOUNT
                                       --------------------------------------------------
                                           ACCOUNT
                                            VALUE          CASH VALUE          RESERVE
                                       --------------    --------------   ---------------

Subject to discretionary withdrawal:
Term policies with cash value........  $           --    $           --    $           --
Universal life.......................              22                22                23
Universal life with secondary
   guarantees........................              --                --                --
Indexed universal life...............              --                --                --
Indexed universal life with secondary
   guarantees........................              --                --                --
Indexed life.........................              --                --                --
Other permanent cash value life......             266               266               264
Variable life........................
Variable universal life..............             584               584               584
Miscellaneous reserves...............              --                --                --
Not subject to discretionary
   withdrawal:
Term policies without cash value.....             XXX               XXX               341
Accidental death benefits............             XXX               XXX                --
Disability -- active lives...........             XXX               XXX                20
Disability -- disabled lives.........             XXX               XXX                 7
Miscellaneous reserves...............             XXX               XXX                72
                                       --------------    --------------   ---------------
Total (gross: direct + assumed)......             872               872             1,311
Reinsurance ceded....................              --                --               292
                                       --------------    --------------   ---------------
Total (Net)..........................  $          872    $          872    $        1,019
                                       ==============    ==============   ===============

                                                             2019
                                       --------------------------------------------------
                                                SEPARATE ACCOUNT -- NONGUARANTEED
                                       --------------------------------------------------
                                           ACCOUNT
                                            VALUE          CASH VALUE          RESERVE
                                       --------------    --------------    --------------

Subject to discretionary withdrawal:
Term policies with cash value........  $           --    $           --    $           --
Universal life.......................              --                --                --
Universal life with secondary
   guarantees........................              --                --                --
Indexed universal life...............              --                --                --
Indexed universal life with secondary
   guarantees........................              --                --                --
Indexed life.........................              --                --                --
Other permanent cash value life......              --                --                --
Variable life........................
Variable universal life..............           3,465             3,464             3,471
Miscellaneous reserves...............              --                --                --
Not subject to discretionary
   withdrawal:
Term policies without cash value.....             XXX               XXX                --
Accidental death benefits............             XXX               XXX                --
Disability -- active lives...........             XXX               XXX                --
Disability -- disabled lives.........             XXX               XXX                --
Miscellaneous reserves...............             XXX               XXX                --
                                       --------------    --------------    --------------
Total (gross: direct + assumed)......           3,465             3,464             3,471
Reinsurance ceded....................              --                --                --
                                       --------------    --------------    --------------
Total (Net)..........................  $        3,465    $        3,464    $        3,471
                                       ==============    ==============    ==============

      Life actuarial reserves at December 31, were as follows (in millions):

                                                                                      2020                  2019
                                                                                --------------------  -----------------

                      GENERAL ACCOUNT:
                       Life insurance.......................................    $                904  $             920
                       Accidental death benefits............................                      --                 --
                       Active lives.........................................                       4                 20
                       Disability -- disabled lives.........................                       4                  7
                       Miscellaneous reserves...............................                      49                 72
                                                                                --------------------  -----------------
                           Subtotal.........................................                     961              1,019
                      SEPARATE ACCOUNT:
                       Life insurance.......................................                   3,905              3,471
                       Accident and health contracts........................                      --                 --
                       Miscellaneous reserves...............................                      --                 --
                                                                                --------------------  -----------------
                           Total............................................    $              4,866  $           4,490
                                                                                ====================  =================

                                     37

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

NOTE 11 -- SEPARATE ACCOUNTS

      The Company utilizes Separate Accounts to support and record segregated assets and liabilities related to ordinary life insurance, ordinary individual annuity and supplemental contracts, group life insurance and group annuity products. Separate Account assets and liabilities represent segregated funds which are administered for pensions and other clients. At December 31, 2020 and
2019, the Company's Separate Account assets that are legally insulated from the
General Account claims were $7,983 million and $7,439 million, respectively.
The assets consist of common stocks (mutual and hedge funds). The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risks associated with market value changes are generally borne by the policyholders, except to the extent of the minimum guarantees made by the Company with respect to certain accounts. The assets of these accounts are carried at estimated fair value.

                                                                                 NONGUARANTEED SEPARATE ACCOUNTS (IN MILLIONS)
                                                                        ------------------------------------------------------------
                                                                                 2020                 2019                2018
                                                                        ---------------------  -----------------   -----------------

           Premiums, considerations or deposits......................   $                 108   $            117   $             131
                                                                        =====================  =================   =================

           Reserves at December 31

           For accounts with assets at:
              Fair value.............................................   $               7,971   $          7,430   $           6,732
                                                                        =====================  =================   =================
           By withdrawal characteristics:
              At fair value..........................................   $               7,952   $          7,412   $           6,716
              Not subject to discretionary withdrawal................                      19                 18                  16
                                                                        ---------------------  -----------------   -----------------
                  Total reserves.....................................   $               7,971   $          7,430   $           6,732
                                                                        =====================  =================   =================

      Reconciliation of net transfers to/from Separate Accounts of the Company for the years ended December 31, were as follows (in millions):

                                                                             2020                2019               2018
                                                                       -----------------  ------------------  -----------------

          Transfers to Separate Accounts...........................    $            108    $            117   $            130
          Transfers from Separate Accounts.........................                (739)               (856)              (978)
                                                                       -----------------  ------------------  -----------------
          Net transfers to (from) Separate Accounts................                (631)               (739)              (848)
          Reconciling difference...................................                  --                  --                 --
                                                                       -----------------  ------------------  -----------------
          Transfers as reported in the statements of operations of
             the General Account...................................    $           (631)   $           (739)  $           (848)
                                                                       =================  ==================  =================

NOTE 12 -- FEDERAL INCOME TAX

      The Company files a stand-alone Federal income tax return.

      Federal income tax expense has been calculated in accordance with the provisions of the Code.

                                     38

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

     The components of net DTA and DTL consisted of the following, at December
31, (in millions):

                                                           2020                                            2019
                                       ---------------------------------------------   ---------------------------------------------
                                         ORDINARY         CAPITAL          TOTAL         ORDINARY         CAPITAL          TOTAL
                                       -------------   -------------   -------------   --------------  --------------  -------------

Gross DTA..........................    $         63    $          2    $         65    $          68   $           1   $         69
Statutory valuation allowance
   adjustments.....................              --              --              --               --              --             --
                                       -------------   -------------   -------------   --------------  --------------  -------------
Adjusted gross DTA.................              63               2              65               68               1             69
DTA nonadmitted....................             (41)             (1)            (42)             (48)             (1)           (49)
                                       -------------   -------------   -------------   --------------  --------------  -------------
Subtotal net admitted DTA..........              22               1              23               20              --             20
DTL................................              (2)             (1)             (3)              (5)             --             (5)
                                       -------------   -------------   -------------   --------------  --------------  -------------
Net admitted DTA/(Net DTL).........    $         20    $         --    $         20    $          15   $          --   $         15
                                       =============   =============   =============   ==============  ==============  =============

                                                           CHANGE
                                        ---------------------------------------------
                                          ORDINARY         CAPITAL          TOTAL
                                        -------------   -------------   -------------

Gross DTA...........................    $         (5)   $          1    $         (4)
Statutory valuation allowance
   adjustments......................              --              --              --
                                        -------------   -------------   -------------
Adjusted gross DTA..................              (5)              1              (4)
DTA nonadmitted.....................               7              --               7
                                        -------------   -------------   -------------
Subtotal net admitted DTA...........               2               1               3
DTL.................................               3              (1)              2
                                        -------------   -------------   -------------
Net admitted DTA/(Net DTL)..........    $          5    $         --    $          5
                                        =============   =============   =============

                                     39

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

     The amount of each result or component of the calculation for SSAP No. 101
-- Income Taxes, ("SSAP 101") at December 31, (in millions):

                                                                          2020                                 2019
                                                           ----------------------------------   ----------------------------------
                                                           ORDINARY       CAPITAL      TOTAL     ORDINARY      CAPITAL       TOTAL
                                                           ---------     --------     -------   ---------      -------     -------

Federal income taxes paid in prior years recoverable
    through loss carrybacks..............................  $      --     $    --      $    --    $     --      $    --     $    --

Adjusted gross DTA expected to be realized (excluding
   the amount of DTA from above) after application of
   the threshold limitation (the lesser of 1 and 2 below)         20          --           20          15           --          15

1. Adjusted gross DTA expected to be realized
   following the balance sheet date......................         20          --           20          21           --          21

2. Adjusted gross DTA allowed per limitation threshold...        XXX         XXX           20         XXX          XXX          15

Adjusted gross DTA (excluding the amount of DTA from
   above) offset by gross DTL............................          2           1            3           5           --           5
                                                           ---------     --------     -------   ---------      -------     -------
DTA admitted as the result of application of
    SSAP 101 total.......................................  $      23     $     1      $    23    $     20      $    --     $    20
                                                           =========     ========     =======   =========      =======     =======

                                                                                                               CHANGE
                                                                                                 -----------------------------------
                                                                                                 ORDINARY       CAPITAL       TOTAL
                                                                                                 ----------    --------     --------

Federal income taxes paid in prior years recoverable through loss carrybacks.................    $      --     $     --     $    --

Adjusted gross DTA expected to be realized (excluding the amount of DTA from above) after
   application of the threshold limitation (the lesser of 1 and 2 below).....................            5           --           5

1. Adjusted gross DTA expected to be realized following the balance sheet date...............           (1)          --          (1)

2. Adjusted gross DTA allowed per limitation threshold.......................................          XXX          XXX           5

Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL..............           (3)           1          (2)
                                                                                                 ----------    --------     --------
DTA admitted as the result of application of SSAP 101 total..................................    $       2     $      1     $     3
                                                                                                 ==========    ========     ========

                                                                                                        2020
                                                                                                  ------------------

RBC percentage used to determine recovery period and threshold limitation amount................               939%

   Amount of total adjusted capital used to determine recovery period and threshold limitation..  $            145

                                                                                                        2019
                                                                                                  -----------------

RBC percentage used to determine recovery period and threshold limitation amount................              726%

   Amount of total adjusted capital used to determine recovery period and threshold limitation..  $           115

     Management believes the Company will be able to utilize the DTA in the future without any tax planning strategies.

     The Company's tax planning strategies do not include the use of reinsurance.

     All DTL were recognized as of December 31, 2020 and 2019.

     Current income tax incurred (benefit) for the years ended December 31, consisted of the following major components (in millions):

                                                                                  2020                2019                2018
                                                                            ----------------    -----------------   ----------------

Federal...................................................................  $             16    $             (3)   $              4
Foreign...................................................................                --                  --                  --
                                                                            ----------------    -----------------   ----------------
    Subtotal..............................................................  $             16    $             (3)                  4
Federal income tax on net capital gains (losses)..........................                --                   4                   3
                                                                            ----------------    -----------------   ----------------
Federal and foreign income taxes incurred.................................  $             16    $              1    $              7
                                                                            ================    =================   ================

                                     40

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

      The changes in the main components of deferred income tax amounts were as follows at December 31, were as follows (in millions):

                                                                                2020                2019                CHANGE
                                                                         ------------------   -----------------    -----------------

DTA resulting from book/income tax differences:
Ordinary:
    Employee benefits.................................................   $              36    $             36     $             --
    Deferred acquisition costs........................................                   2                   3                   (1)
    Policyholder dividends accrual....................................                  --                   1                   (1)
    Policyholder reserves.............................................                   6                   7                   (1)
    Ceding commissions................................................                  17                  17                   --
    Tax credit carryforward...........................................                  --                   1                   (1)
    Investments.......................................................                  --                   1                   (1)
    Nonadmitted assets................................................                   2                   2                   --
                                                                         ------------------   -----------------    -----------------
Gross ordinary DTA -- (admitted and nonadmitted)......................                  63                  68                   (5)
Total ordinary DTA -- (nonadmitted)...................................                 (41)                (48)                   7
                                                                         ------------------   -----------------    -----------------
Total ordinary DTA -- (admitted)......................................                  22                  20                    2
                                                                         ------------------   -----------------    -----------------
Capital:
    Investments.......................................................                   2                   1                    1
                                                                         ------------------   -----------------    -----------------
Gross capital DTA -- (admitted and nonadmitted).......................                   2                   1                    1
Total capital DTA -- (nonadmitted)....................................                  (1)                 (1)                  --
                                                                         ------------------   -----------------    -----------------
Total capital DTA -- (admitted).......................................                   1                  --                    1
                                                                         ------------------   -----------------    -----------------
Total DTA -- (admitted)...............................................   $              23    $             20     $              3
                                                                         ==================   =================    =================
DTL resulting from book/income tax differences:
    Unrealized capital gains (losses).................................   $              --    $             (1)    $              1
    Deferred and uncollected premiums.................................                  (2)                 (3)                   1
    Separate Account adjustments......................................                  --                  (1)                   1
                                                                         ------------------   -----------------    -----------------
       Subtotal.......................................................                  (2)                 (5)                   2
Capital:
    Unrealized capital gains (losses).................................                  (1)                 --                   --
                                                                         ------------------   -----------------    -----------------
       Subtotal.......................................................                  (1)                 --                   --
                                                                         ------------------   -----------------    -----------------
    Total DTL.........................................................                  (3)                 (5)                   2
                                                                         ------------------   -----------------    -----------------
    Net admitted DTA/(DTL)............................................   $              20    $             15                    5
                                                                         ==================   =================
    Income tax effect of change in nonadmitted assets.................                                                           (7)
    Additional minimum pension liability..............................                                                           (3)
                                                                                                                   -----------------
    Change in net DTA.................................................                                             $             (5)
                                                                                                                   =================

                                     41

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

                                                                                2019                2018                CHANGE
                                                                         ------------------   -----------------    -----------------

DTA resulting from book/income tax differences:
Ordinary:
    Employee benefits.................................................   $              36    $             35     $              1
    Deferred acquisition costs........................................                   3                   5                   (2)
    Policyholder dividends accrual....................................                   1                   1                   --
    Policyholder reserves.............................................                   7                   7                   --
    Ceding commissions................................................                  17                  18                   (1)
    Tax credit carryforward...........................................                   1                  --                    1
    Other.............................................................                  --                   9                   (9)
    Legal contingency.................................................                  --                  --                   --
    Investments.......................................................                   1                  --                    1
    Nonadmitted assets................................................                   2                   1                    1
                                                                         ------------------   -----------------    -----------------
Gross ordinary DTA -- (admitted and nonadmitted)......................                  68                  76                   (8)
Total ordinary DTA -- (nonadmitted)...................................                 (48)                (45)                  (3)
                                                                         ------------------   -----------------    -----------------
Total ordinary DTA -- (admitted)......................................                  20                  31                  (11)
                                                                         ------------------   -----------------    -----------------
Capital:
    Investments.......................................................                   1                   2                   (1)
                                                                         ------------------   -----------------    -----------------
Gross capital DTA -- (admitted and nonadmitted).......................                   1                   2                   (1)
Total capital DTA -- (nonadmitted)....................................                  (1)                 (2)                   1
                                                                         ------------------   -----------------    -----------------
Total capital DTA -- (admitted).......................................                  --                  --                   --
                                                                         ------------------   -----------------    -----------------
Total DTA -- (admitted)...............................................   $              20    $             31     $            (11)
                                                                         ==================   =================    =================
DTL resulting from book/income tax differences:
    Investments -- ordinary...........................................   $              --    $             (4)    $              4
    Unrealized capital gains (losses).................................                  (1)                 --                   (1)
    Deferred and uncollected premiums.................................                  (3)                 --                   (3)
    Separate Account adjustments......................................                  (1)                 --                   (1)
                                                                         ------------------   -----------------    -----------------
    Total DTL.........................................................                  (5)                 (4)                  (1)
                                                                         ------------------   -----------------    -----------------
    Net admitted DTA/(DTL)............................................   $              15    $             27                  (12)
                                                                         ==================   =================
    Income tax effect of change in nonadmitted assets.................                                                            2
    Additional minimum pension liability..............................                                                           (1)
                                                                                                                   -----------------
    Change in net DTA.................................................                                             $            (11)
                                                                                                                   =================

      The Company had no net operating loss carryforwards or capital loss carryforwards at December 31, 2020, 2019, or 2018.

      As of December 31, 2020, 2019, and 2018, the Company had no tax credit carryforwards.

      The Company did not have Federal income taxes available at December 31,
2020, 2019, or 2018 for recoupment in the event of future net losses.

      The Company had no deposits at December 31, 2020, 2019, or 2018 under
Section 6603 of the Code.

                                     42

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

      The provision for Federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to net gain (loss) from operations after dividends to policyholders and before Federal income tax. The significant items causing the difference for the year ended December 31 were as follows (in millions):

                                                                              2020                 2019                  2018
                                                                       ------------------    ------------------   ------------------

Gain (loss) from operations after dividends to policyholders and
   before Federal income tax @ 21%..................................   $              25     $              12    $              28
Net realized capital gains (losses) @ 21%...........................                  --                     5                    2

Tax effect of:
Uncertain Tax Positions.............................................                   1                     2                    1
Prior years adjustments and accruals................................                  --                    --                   (5)
Change in nonadmitted assets........................................                  --                    (1)                  --
Tax credits.........................................................                  (1)                   (2)                  (1)
Separate Account dividend received deduction........................                  (4)                   (4)                  (4)
                                                                       ------------------    ------------------   ------------------
Total statutory income taxes (benefit)..............................   $              21     $              12    $              21
                                                                       ==================    ==================   ==================

Federal and foreign income taxes incurred (benefit) including
   tax on realized capital gains (losses)...........................   $              16     $               1    $               7
Change in net DTA...................................................                   5                    11                   14
                                                                       ------------------    ------------------   ------------------
Total statutory income taxes (benefit)..............................   $              21     $              12    $              21
                                                                       ==================    ==================   ==================

      The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. Federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the
Company's statutory financial statements.

      At December 31, 2020 and 2019, the Company had a liability for unrecognized tax benefits, computed in accordance with SSAP No. 5R,
LIABILITIES, CONTINGENCIES, AND IMPAIRMENTS OF ASSETS ("SSAP 5R"), of $1
million and $1 million, respectively. A reconciliation of the amount recorded for unrecognized tax benefits is as follows The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the
Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. Federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's statutory financial statements. A reconciliation of the amount recorded for unrecognized tax benefits is as follows (in millions):

                                                                                                       2020               2019
                                                                                                  ---------------    ---------------

                    Balance at beginning of year..............................................    $             1    $             1
                    Net change for tax positions of current year..............................                 --                 --
                    Net change for tax positions of prior years...............................                 --                 --
                    Settlements with tax authorities..........................................                 --                 --
                                                                                                  ---------------    ---------------
                    Balance at end of year....................................................    $             1    $             1
                                                                                                  ===============    ===============

      The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements.

      The Company recorded less than $1 million of interest expense (benefit)
(net of Federal tax benefit(cost)) in Federal and foreign income taxes incurred, related to unrecognized tax benefits for the years ended December 31,
2020, and 2019, and 2018, respectively. The Company had less than $1 million accrued for the payment of interest at December 31, 2020 and 2019, respectively.

                                     43

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

NOTE 13 -- CAPITAL AND SURPLUS

     The portion of unassigned surplus (deficit) reduced by each item below at
December 31, was as follows (in millions):

                                                                                2020                2019                 2018
                                                                          -----------------   -----------------    -----------------

                     Unrealized capital gains (losses).................   $             (8)   $             (8)    $             (8)
                     Nonadmitted asset values..........................   $            (50)   $            (56)    $            (51)
                     Asset valuation reserve...........................   $            (13)   $            (12)    $            (10)

DIVIDEND RESTRICTIONS

     Under Massachusetts State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of all such dividends, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus at the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year.
The Company will be permitted to pay a dividend to its parent in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of
Insurance (the "Commissioner") and the Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds unassigned surplus
(deficit) as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Commissioner
has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. Based on amounts at December 31, 2020, the Company is permitted to pay its parent a stockholder dividend in 2021 of $105 million without required prior approval of the Commissioner.

     The Company paid an ordinary cash dividend of $61 million to its parent,
Brighthouse Holdings, LLC, on December 24, 2020.The Company paid an ordinary cash dividend of $131 million to its parent, Brighthouse Holdings, LLC, on
December 23, 2019. The Company paid an ordinary cash dividend of $65 million and an extraordinary dividend of $335 million comprised of $135 million cash and $200 million surplus note to its parent, Brighthouse Holdings LLC, on
December 21, 2018. The Company received a capital contribution of $2 million in
2020. The Company did not receive any capital contributions in 2019 or 2018.

NOTE 14 -- EMPLOYEE BENEFIT PLANS

PENSION PLANS AND OTHER UNFUNDED BENEFIT PLANS

     The Company is the sponsor of a funded qualified defined benefit pension plan, an unfunded nonqualified defined benefit pension, and postretirement and other unfunded benefit plans. The Company sponsored pension and other unfunded benefit plans were amended to cease benefit accruals and are closed to new entrants. The Company accounts for the qualified defined benefit plan as a single employer plan and does not participate in any multiemployer, consolidated or holding company plans. At December 31, a summary of assets, obligations and assumptions of the pension benefit plans and the postretirement plan are as follows (in millions):

CHANGE IN PENSION BENEFIT OBLIGATIONS

                                                                    OVERFUNDED                              UNDERFUNDED
                                                       -------------------------------------   -------------------------------------
                                                             2020                2019                2020                2019
                                                       -----------------   -----------------   -----------------   -----------------

Benefit obligation at beginning of year..............  $            164    $            147    $             73    $             65
Service cost and expenses............................                --                  --                  --                  --
Interest cost........................................                 6                   6                   2                   3
Actuarial (gains) losses.............................                20                  19                   8                   9
Benefits paid........................................                (8)                 (8)                 (4)                 (4)
Business combinations, divestitures, curtailments,
   settlements and special termination benefits......                --                  --                  --                  --
                                                       -----------------   -----------------   -----------------   -----------------
Benefit obligation at end of year....................  $            182    $            164    $             79    $             73
                                                       =================   =================   =================   =================

                                     44

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

CHANGE IN POSTRETIREMENT BENEFIT OBLIGATION

                                                                                                            UNDERFUNDED
                                                                                              --------------------------------------
                                                                                                    2020                 2019
                                                                                              -----------------   ------------------

Benefit obligation at beginning of year....................................................   $             33    $              34
Interest cost..............................................................................                  1                    2
Contribution by plan participants..........................................................                  2                    2
Actuarial (gains) losses...................................................................                  3                    2
Benefits paid..............................................................................                 (7)                  (7)
                                                                                              -----------------   ------------------
Benefit obligation at end of year..........................................................   $             32    $              33
                                                                                              =================   ==================

      At December 31, 2020, the post-tax surplus impact was a decrease of $3 million for other postretirement benefit plans. At December 31, 2019, the post-tax surplus impact was a decrease of $2 million for other postretirement benefit plans.

CHANGE IN COMPENSATED ABSENCE BENEFIT & POSTEMPLOYMENT OBLIGATIONS

      The Company did not have any special or contractual benefits per SSAP No.
11, COMPENSATED ABSENCES and did not have any material postemployment benefits during 2020 and 2019.

CHANGE IN PLAN ASSETS

                                                              PENSION BENEFITS                       POSTRETIREMENT BENEFITS
                                                    --------------------------------------   ---------------------------------------
                                                          2020                 2019                 2020                 2019
                                                    -----------------    -----------------   ------------------   ------------------

Fair value of plan assets at beginning of year....  $            171     $            150    $              --    $              --
Actual return on plan assets......................                27                   29                   --                   --
Reporting entity contribution.....................                 4                    4                    5                    5
Plan participants' contributions..................                --                   --                    2                    2
Benefits paid.....................................               (12)                 (12)                  (7)                  (7)
                                                    -----------------    -----------------   ------------------   ------------------
Fair value of plan assets at end of year..........  $            190     $            171    $              --    $              --
                                                    =================    =================   ==================   ==================

RECONCILIATION OF FUNDED STATUS

                                                              PENSION BENEFITS                       POSTRETIREMENT BENEFITS
                                                   ---------------------------------------   ---------------------------------------
                                                          2020                 2019                2020                 2019
                                                   ------------------   ------------------   ------------------   ------------------

a. Components
    1. Prepaid benefit costs.....................  $             (24)   $             (20)   $              --    $              --
    2. Overfunded plan assets....................  $               8    $               7    $              --    $              --
    3. Accrued benefit costs.....................  $              59    $              60    $              25    $              29
    4. Liability for pension benefits............  $             (79)   $             (73)   $             (32)   $             (33)
b. Assets and Liabilities recognized
    1. Assets (nonadmitted)......................  $               8    $               7    $              --    $              --
    2. Total liabilities recognized..............  $             (79)   $             (73)   $             (32)   $             (33)
c. Unrecognized liabilities......................  $              --    $              --    $              --    $              --

      The accumulated benefit obligation for all defined benefit pension plans was $261 million and $237 million at December 31, 2020 and 2019, respectively.

                                     45

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

      The components of net periodic benefit cost for the years ended December
31, were as follows (in millions):

                                                                PENSION BENEFITS                     POSTRETIREMENT BENEFITS
                                                      --------------------------------------  -------------------------------------
                                                        2020           2019         2018        2020           2019         2018
                                                      ----------    ----------   -----------  ---------     ----------    ---------

Service cost and expenses...........................  $      --     $      --     $      --   $      --     $      --     $      --
Interest cost.......................................          8             9             9           1             1             1
Expected return on plan assets......................         (9)           (8)           (7)         --            --            --
Gains and losses....................................         --            --            --          --            --            --
Prior service cost or (credit)......................         --            --            --          --            --            --
(Gain) or loss recognized due to a settlement or
   curtailment......................................         --            --            --          --            --            --
                                                      ----------    ----------   -----------  ---------     ----------    ---------
Total net periodic benefit cost.....................  $      (1)    $       1     $       2   $       1     $       1     $       1
                                                      ==========    ==========   ===========  =========     ==========    =========

      The amounts in unassigned surplus (deficit) recognized as components of net periodic benefit cost were as follows for the years ended December 31, (in millions):

                                                               PENSION BENEFITS                     POSTRETIREMENT BENEFITS
                                                     --------------------------------------  --------------------------------------
                                                       2020           2019         2018        2020           2019         2018
                                                     ---------     ---------    -----------  ---------     ----------    ----------

Items not yet recognized as a component of
    net periodic cost -- prior year................  $      26     $      19     $      23   $       4     $       2     $       3
Net prior service cost or (credit) arising during
    the period.....................................         --            --            --          --            --            --
Net prior service cost or (credit) recognized......         --            --            --          --            --            --
Net (gain) and loss arising during the period......         10             7            (4)          3             2            (1)
Net (gain) and loss recognized.....................         --            --            --          --            --            --
Transition surplus recognized......................         --            --            --          --            --            --
Change due to special event -- curtailment.........         --            --            --          --            --            --
                                                     ---------     ---------    -----------  ---------     ----------    ----------
Items not yet recognized as a component of
    net periodic cost -- current year..............  $      36     $      26     $      19   $       7     $       4     $       2
                                                     =========     =========    ===========  =========     ==========    ==========

      The amounts in unassigned surplus (deficit) that have not yet been recognized as components of net periodic benefit cost were as follows for the years ended December 31, (in millions):

                                                               PENSION BENEFITS                       POSTRETIREMENT BENEFITS
                                                     -------------------------------------     -------------------------------------
                                                       2020           2019         2018          2020           2019         2018
                                                     ---------     ---------    ----------     ---------     ----------    ---------

Net prior service cost or (credit).............      $      --     $      --     $      --     $      --     $      --     $      --
Net recognized (gains) and losses..............      $      36     $      26     $      19     $       7     $       4     $       2

ASSUMPTIONS

      Assumptions used in determining the aggregate projected benefit obligation for the pension and postretirement benefit plans for the years ended
December 31, are as follows:

                                                                                               2020         2019         2018
                                                                                               ------       ------       -----

      Weighted-average discount rate -- pension.........................................        2.60%        3.55%       4.55%
      Weighted-average discount rate -- postretirement..................................        2.60%        3.55%       4.55%

      Assumptions used in determining the net periodic benefit cost for the pension and postretirement benefit plans for the years ended December 31, are as follows:

                                                                                                  2020          2019         2018
                                                                                                  ------        ------       ------

       Weighted-average discount rate -- pension & postretirement...........................       3.55%         4.55%        3.90%
       Expected long-term rate of return on plan assets.....................................       5.55%         5.75%        4.75%

      The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate pension benefit obligation when due.

                                     46

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

     The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets.
While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

PLAN ASSETS

     The assets of the qualified defined benefit pension plan (the "Invested
Plan") are invested in general and separate accounts of Metlife Insurance
Company ("MLIC") and managed by MetLife Investment Advisors, LLC in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maintaining an adequate funded status under reasonable and appropriate risk controls; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) ensuring that asset benchmarks, mandates and targets are appropriate relative to the implicit risk
/ return characteristics of the liability; and (iv) targeting rates of return in excess of a custom benchmark over a complete market cycle, generally three to five years. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of managing the Invested Plan's investments. Investment consultants may be used periodically to evaluate the investment risk of the plan's invested assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

     Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class.
Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

     The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class for the
Invested Plan:

                                                                                                              TARGET
                                                                      2020                 2019             ALLOCATION
                                                                ------------------  -------------------  ------------------

                    Fixed maturities.........................                 85%                  83%                 85%
                    Equity securities........................                 15                   10                  15%
                    Receivables and other....................                 --                    5                   0%
                    Cash or cash equivalents.................                 --                    2                   0%
                                                                ------------------  -------------------
                    Total....................................                100%                 100%
                                                                ==================  ===================

     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions. The above allocations represent actual and targeted investment strategies reflecting the aggregation of underlying assets invested in pooled separate accounts as well as those supported by general account assets backing a group annuity contract issued by MetLife. The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets.
While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

                                     47

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

      The defined benefit pension plan assets are measured at estimated fair value on a recurring basis. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows (in millions):

                                                               FAIR VALUE MEASUREMENTS OF PLAN ASSETS AT DECEMBER 31, 2020
                                                    --------------------------------------------------------------------------------
DESCRIPTION FOR EACH CLASS OF PLAN ASSETS                (LEVEL 1)            (LEVEL 2)            (LEVEL 3)             TOTAL
--------------------------------------------------  ------------------   ------------------   ------------------  ------------------

Interest in insurance company Separate Accounts...  $               --   $              188   $               --  $              188
Interest in insurance company General Accounts....                  --                    2                   --                   2
                                                    ------------------   ------------------   ------------------  ------------------
Total plan assets.................................  $               --   $              190   $               --  $              190
                                                    ==================   ==================   ==================  ==================

                                                               FAIR VALUE MEASUREMENTS OF PLAN ASSETS AT DECEMBER 31, 2019
                                                    --------------------------------------------------------------------------------
DESCRIPTION FOR EACH CLASS OF PLAN ASSETS                (LEVEL 1)            (LEVEL 2)            (LEVEL 3)             TOTAL
--------------------------------------------------  ------------------   ------------------   ------------------  ------------------

Interest in insurance company Separate Accounts...  $               --   $              171   $               --  $              171
Interest in insurance company General Accounts....                  --                    1                   --                   1
                                                    ------------------   ------------------   ------------------  ------------------
Total plan assets.................................  $               --   $              171   $               --  $              171
                                                    ==================   ==================   ==================  ==================

EXPECTED FUTURE CONTRIBUTIONS AND BENEFIT PAYMENTS

      It is the Company's practice to make contributions to the qualified defined benefit pension plan to comply with minimum funding requirements of
Employee Retirement Income Security Act, the Pension Protection Act of 2006,
federal income tax return in accordance with the provisions of the Internal
Revenue Code of 1986, as amended (the "Tax Code") and the applicable rules and regulations. In accordance with such practice, no contributions are required in calendar year 2021 based on the maximum quarterly requirements. For information of employer contributions, see "Change in Plan Assets."

      Benefit payments due under the unfunded pension and postretirement benefit plans are primarily funded from the Company's general assets as they become due under the provision of the plans. As a result, benefit payments equal employer and participant contributions for these plans. For 2020, the
Company contributions are $9 million with $9 million expected for 2021. All benefit payments for unfunded pension and postretirement benefit plans are subject to reimbursement annually, on an after-tax basis, by MetLife, payable to the Company's parent, Brighthouse.

      Gross benefit payments for the next 10 years are expected to be as follows (in millions):

                            YEAR                                                                 PENSION AND OTHER BENEFITS
                    ---------------------------------------------------------------------        --------------------------

                    2021.................................................................        $                      17
                    2022.................................................................        $                      16
                    2023.................................................................        $                      16
                    2024.................................................................        $                      16
                    2025.................................................................        $                      16
                    2026 through 2030....................................................        $                      78

DEFINED CONTRIBUTION PLANS

      The Company sponsors a frozen qualified money purchase pension plan for former agents of the Company. The Company made no contributions to that plan in
2020, 2019, or 2018. The Company also sponsors a number of frozen nonqualified deferred compensation plans. The Company incurred expenses for these plans totaling $3 million for the year ended December 31, 2020, credit expense of $9 million for the year ended December 31, 2019, and credit expense of ($2)
million for the year ended December 31, 2018. All benefit payments for unfunded deferred compensation plans are subject to reimbursement annually, on an after-tax basis, by MetLife, payable to the Company's parent, Brighthouse.

NOTE 15 -- OTHER COMMITMENTS AND CONTINGENCIES

INSOLVENCY ASSESSMENTS

      Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the

                                     48

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

lines of business in which the impaired, insolvent or failed insurer engaged.
Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     As of December 31, 2020, the Company had less than $1 million asset for the related premium tax offset. As of December 31, 2019, the Company had a less than $1 million liability for retrospective premium-based guaranty fund assessments and a less than $1 million asset for the related premium tax offset. The periods over which the guaranty fund assessments are expected to be paid and the related premium tax offsets are expected to be realized are unknown at this time.

     The change in the guaranty asset balance of estimated premium tax offsets of new insolvencies accrued during 2020 and revised estimated premium tax offsets for accrued liabilities was less than $1 million during the year ended
December 31, 2020.

     The Company did not receive refunds of assessments for the years ended
December 31, 2020, 2019, or 2018. Assessments levied against the Company were less than $1 million for the years ended December 31, 2020, 2019, and 2018, respectively.

     It is possible that a large catastrophic event could render such guaranty funds inadequate and the Company may be called upon to contribute additional amounts, which may have a material impact on its financial condition or results of operations in a particular period. The Company has established liabilities for guaranty fund assessments which it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings, but additional liabilities may be necessary.

LITIGATION

     SALES PRACTICE CLAIMS AND REGULATORY MATTERS. Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters.

SUMMARY

     Various litigations, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the
Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor or taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought.
Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in any particular period.

OTHER CONTINGENCIES

     As with litigation and regulatory loss contingencies, the Company considers establishing liabilities for certain non-litigation loss contingencies when assertions are made involving disputes or other matters with counterparties to contractual arrangements entered into by the Company, including with third-party vendors. The Company establishes liabilities for such non-litigation loss contingencies when it is probable that a loss will be incurred and the amount of the loss can be reasonably estimated. In matters where it is not probable, but is reasonably possible that a loss will be incurred and the amount of loss can be reasonably estimated, such losses or range of losses are disclosed, and no accrual is made. In the absence of sufficient information to support an assessment of the reasonably possible loss or range of loss, no accrual is made and no loss or range of loss is disclosed.

COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS AND PRIVATE CORPORATE BOND
    INVESTMENTS

     The Company makes commitments to fund partnership investments and to lend funds under private corporate bond investments in the normal course of business. The amounts of these unfunded commitments were $1 million at both
December 31, 2020 and 2019.

                                     49

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

MORTGAGE LOAN COMMITMENTS

      The Company had no mortgage loan commitments as of December 31, 2020 and
2019.

FINANCIAL GUARANTEES

      At December 31, 2020, the Company was obligor under the following guarantees and indemnities (in millions):

------------------------------------------------------------------------------------------------------------------------------------

               (1)                            (2)                        (3)                        (4)
                                                                                             MAXIMUM POTENTIAL
                                                                                             AMOUNT OF FUTURE
                                   LIABILITY RECOGNITION OF                               PAYMENTS (UNDISCOUNTED)
           NATURE AND                 GUARANTEE. (INCLUDE                                 THE GUARANTOR COULD BE
        CIRCUMSTANCES OF             AMOUNT RECOGNIZED AT                                 REQUIRED TO MAKE UNDER
        GUARANTEE AND KEY          INCEPTION. IF NO INITIAL      ULTIMATE FINANCIAL      THE GUARANTEE. IF UNABLE
   ATTRIBUTES, INCLUDING DATE        RECOGNITION, DOCUMENT       STATEMENT IMPACT IF      TO DEVELOP AN ESTIMATE,
         AND DURATION OF            EXCEPTION ALLOWED UNDER       ACTION UNDER THE            THIS SHOULD BE
           AGREEMENT.                  SSAP NO. 5R.) (1)       GUARANTEE IS REQUIRED.       SPECIFICALLY NOTED.
------------------------------------------------------------------------------------------------------------------------------------

  The Company is obligated          No liability has been            Expense            Less than $1 million for
   to indemnify Great West            established as the                                  losses arising out of
       Life and Annuity             indemnification is for                             breaches of representation;
    Insurance Company for          future events for which                              there is no cap on losses
      losses arising out of        neither a probability of                            arising out of breaches of
          breaches of                 occurrence nor a                                         covenants.
      representations and        reasonable estimate can be
  covenants by the Company         established at this time.
   under an Asset Purchase
    Agreement and certain
     ancillary agreements.

------------------------------------------------------------------------------------------------------------------------------------
  The Company is obligated        Intercompany and related           Expense           Since this obligation is not
       to indemnify the           party guarantees that are                            subject to limitations, the
   proprietary mutual fund,        considered "unlimited"                              Company does not believe
    offered by the Separate       and as such are excluded                                that it is possible to
   Accounts, and the fund's           from recognition.                                 determine the maximum
    directors and officers as                                                             potential amount that
      provided in certain                                                               could become due under
   Participation Agreements.                                                             these guarantees in the
                                                                                                 future.

------------------------------------------------------------------------------------------------------------------------------------
       The Company has              No liability has been            Expense           Since this obligation is not
        provided certain              established as the                               subject to limitations, the
    indemnities, guarantees         indemnification is for                             Company does not believe
    and/or commitments to          future events for which                                that it is possible to
   affiliates and third parties    neither a probability of                             determine the maximum
   in the ordinary course of          occurrence nor a                                    potential amount that
  its business. In the context   reasonable estimate can be                             could become due under
        of acquisitions,           established at this time.                             these guarantees in the
   dispositions, investments                                                                     future.
  and other transactions, the
    Company has provided
        indemnities and
      guarantees that are
   triggered by, among other
      things, breaches of
  representations, warranties
   or covenants provided by
         the Company.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

               (1)                           (5)

           NATURE AND
        CIRCUMSTANCES OF              CURRENT STATUS OF
        GUARANTEE AND KEY          PAYMENT OR PERFORMANCE
   ATTRIBUTES, INCLUDING DATE      RISK OF GUARANTEE. ALSO
         AND DURATION OF             PROVIDE ADDITIONAL
           AGREEMENT.             DISCUSSION AS WARRANTED.
------------------------------------------------------------------------------------------------------------------------------------

  The Company is obligated        The Company has made
   to indemnify Great West          no payments on the
       Life and Annuity          guarantee since inception.
    Insurance Company for
      losses arising out of
          breaches of
      representations and
  covenants by the Company
   under an Asset Purchase
    Agreement and certain
     ancillary agreements.

------------------------------------------------------------------------------------------------------------------------------------
  The Company is obligated        The Company has made
       to indemnify the             no payments on the
   proprietary mutual fund,      guarantee since inception.
    offered by the Separate
   Accounts, and the fund's
    directors and officers as
      provided in certain
   Participation Agreements.

------------------------------------------------------------------------------------------------------------------------------------
       The Company has            The Company has made
        provided certain            no payments on the
    indemnities, guarantees      guarantee since inception.
    and/or commitments to
   affiliates and third parties
   in the ordinary course of
  its business. In the context
        of acquisitions,
   dispositions, investments
  and other transactions, the
    Company has provided
        indemnities and
      guarantees that are
   triggered by, among other
      things, breaches of
  representations, warranties
   or covenants provided by
         the Company.

------------------------------------------------------------------------------------------------------------------------------------

                                     50

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

------------------------------------------------------------------------------------------------------------------------------------

              (1)                               (2)                                      (3)

                                     LIABILITY RECOGNITION OF
          NATURE AND                    GUARANTEE. (INCLUDE
       CIRCUMSTANCES OF                AMOUNT RECOGNIZED AT
       GUARANTEE AND KEY             INCEPTION. IF NO INITIAL                    ULTIMATE FINANCIAL
  ATTRIBUTES, INCLUDING DATE           RECOGNITION, DOCUMENT                     STATEMENT IMPACT IF
        AND DURATION OF               EXCEPTION ALLOWED UNDER                     ACTION UNDER THE
          AGREEMENT.                     SSAP NO. 5R.) (1)                     GUARANTEE IS REQUIRED.
------------------------------------------------------------------------------------------------------------------------------------

  The Company indemnifies           No liability has been                            Expense
  its directors and officers as       established as the
     provided in its charters       indemnification is for
           and by-laws.            future events for which
                                   neither a probability of
                                       occurrence nor a
                                 reasonable estimate can be
                                   established at this time.

------------------------------------------------------------------------------------------------------------------------------------
  The Company indemnifies           No liability has been                            Expense
     its agents for liabilities       established as the
  incurred as a result of their     indemnification is for
      representation of the        future events for which
      Company's interests.         neither a probability of
                                       occurrence nor a
                                 reasonable estimate can be
                                   established at this time.

------------------------------------------------------------------------------------------------------------------------------------
  Total (1)                      $                                     --

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

              (1)                               (4)                                       (5)
                                         MAXIMUM POTENTIAL
                                         AMOUNT OF FUTURE
                                      PAYMENTS (UNDISCOUNTED)
          NATURE AND                  THE GUARANTOR COULD BE
       CIRCUMSTANCES OF               REQUIRED TO MAKE UNDER                       CURRENT STATUS OF
       GUARANTEE AND KEY             THE GUARANTEE. IF UNABLE                   PAYMENT OR PERFORMANCE
  ATTRIBUTES, INCLUDING DATE          TO DEVELOP AN ESTIMATE,                   RISK OF GUARANTEE. ALSO
        AND DURATION OF                   THIS SHOULD BE                          PROVIDE ADDITIONAL
          AGREEMENT.                    SPECIFICALLY NOTED.                    DISCUSSION AS WARRANTED.
------------------------------------------------------------------------------------------------------------------------------------

  The Company indemnifies        Since this obligation is not                The Company has made
  its directors and officers as   subject to limitations, the                  no payments on the
     provided in its charters    Company does not believe                  guarantee since inception.
           and by-laws.               that it is possible to
                                   determine the maximum
                                     potential amount that
                                   could become due under
                                    these guarantees in the
                                             future.

------------------------------------------------------------------------------------------------------------------------------------
  The Company indemnifies        Since this obligation is not                The Company has made
     its agents for liabilities   subject to limitations, the                  no payments on the
  incurred as a result of their  Company does not believe                  guarantee since inception.
      representation of the           that it is possible to
      Company's interests.         determine the maximum
                                     potential amount that
                                   could become due under
                                    these guarantees in the
                                             future.

------------------------------------------------------------------------------------------------------------------------------------
  Total (1)                      $                                     --

------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
(1)   Total maximum potential amount of future payments (undiscounted) the guarantor could be required to make under the guarantee was less than $1 million.

       At December 31, 2020, the Company's aggregate compilation of guarantee obligations was less than $1 million.

OTHER CONTINGENCIES

       As with litigation and regulatory loss contingencies, the Company considers establishing liabilities for certain non-litigation loss contingencies when assertions are made involving disputes or other matters with counterparties to contractual arrangements entered into by the Company, including with third-party vendors. The Company establishes liabilities for such non-litigation loss contingencies when it is probable that a loss will be incurred and the amount of the loss can be reasonably estimated. In matters where it is not probable, but is reasonably possible that a loss will be incurred and the amount of loss can be reasonably estimated, such losses or range of losses are disclosed, and no accrual is made. In the absence of sufficient information to support an assessment of the reasonably possible loss or range of loss, no accrual is made and no loss or range of loss is disclosed.

NOTE 16 -- RETAINED ASSETS

       The Company's retained asset account, known as the Total Control Account
("TCA"), is a settlement option or method of payment that may be used for amounts due under life insurance, critical illness insurance and annuity contracts. The TCA Customer Agreement provided to each accountholder is a contract that is supplementary to the insurance or annuity contract. TCAs are reported in the Annual Statement as amounts on deposit for ordinary supplementary contracts not involving life contingencies.

       Each TCA has a guaranteed minimum annual effective interest rate.
Guaranteed minimum interest rates for TCAs that remained open during calendar year 2020 were 3.0%, 1.5% or 0.5% depending on the age and origin of the account. In addition

                                     51

                     NEW ENGLAND LIFE INSURANCE COMPANY

           NOTES TO STATUTORY FINANCIAL STATEMENTS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018

to the guaranteed minimum interest rate, the Company also agrees in the TCA
Customer Agreement to credit interest at rates that will always be the greater of the guaranteed rate or the rate established by one of two market indices.
During calendar year 2020, all TCAs received interest of at least the account's guaranteed minimum annual effective interest rate.

      The Company's TCA business is 100% reinsured with MLIC.

      The Company's TCA in force, categorized by age, at December 31, were as follows (in millions, except number of asset accounts):

                                                                            2020                                2019
                                                            ------------------------------------  --------------------------------
                                                                NUMBER               BALANCE          NUMBER           BALANCE
                                                            -------------------  ---------------  ---------------  ---------------

Up and including 12 Months..............................                     --  $            --               --  $            --
13 to 24 Months.........................................                     --               --               --               --
25 to 36 Months.........................................                     --               --               17                5
37 to 48 Months.........................................                     16                4               98               20
49 to 60 Months.........................................                     92               19              118               13
Over 60 Months..........................................                    926              100              856               91
                                                            -------------------  ---------------  ---------------  ---------------
Total...................................................                  1,034  $           123            1,089  $           129
                                                            ===================  ===============  ===============  ===============

      A reconciliation of the Company's TCA for the year ended December 31,
2020 was as follows (in millions, except number of asset accounts):

                                                                                                 INDIVIDUAL
                                                                                  ----------------------------------------
                                                                                        NUMBER            BALANCE/AMOUNT
                                                                                  ---------------------  -----------------

                        Beginning of year......................................                   1,089  $             129
                        Accounts issued/added..................................                      --                 --
                        Investment earnings credited...........................                     N/A                  3
                        Fees and other charges assessed (1)....................                     N/A                 --
                        Transferred to state unclaimed property funds..........                      --                 --
                        Closed/withdrawn.......................................                      55                  9
                                                                                  ---------------------  -----------------
                        End of year............................................                   1,034  $             123
                                                                                  =====================  =================

-----------------------------
(1)  Fees and other charges assessed may also include other account adjustments.

NOTE 17 -- SUBSEQUENT EVENTS

      On January 2, 2021, the Company terminated an existing reinsurance agreement with an unaffiliated third party and replaced it with a 90% quota share reinsurance agreement with another unaffiliated third party. The net impact of the termination and initial settlement resulted in an increase in
Funds Withheld liability of $9 million, a decrease in reserves of $8 million, a
$43 million recapture fee offset by a $42 million ceding commission and a reduction to surplus of $1 million, net of tax.

      The Company has evaluated events subsequent to December 31, 2020 through
April 12, 2021, which is the date these financial statements were available to be issued and, other than the above item, has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                                     52

                     NEW ENGLAND LIFE INSURANCE COMPANY

            TABLE OF CONTENTS TO STATUTORY SUPPLEMENTAL SCHEDULES

DESCRIPTION                                                                                                     PAGE
                                                                                                          ----------

SCHEDULE 1
  Statutory Selected Financial Data
     As of and for the Year Ended December 31, 2020                                                              54

SCHEDULE 2
  Supplemental Investment Risks Interrogatories
     As of and for the Year Ended December 31, 2020                                                              57

SCHEDULE 3
  Statutory Summary Investment Schedule
     As of and for the Year Ended December 31, 2020                                                              61

SCHEDULE 4
  Reinsurance Contracts With Risk-Limiting Features
     As of and for the Year Ended December 31, 2020                                                              63

                                     53

                     NEW ENGLAND LIFE INSURANCE COMPANY

                                 SCHEDULE 1

                      STATUTORY SELECTED FINANCIAL DATA
               AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2020

Investment Income Earned

    U.S. government bonds.....................................................................................      $      3,999,556
    Other bonds (unaffiliated)................................................................................            36,092,965
    Bonds of affiliates.......................................................................................                    --
    Preferred stocks (unaffiliated)...........................................................................                    --
    Preferred stocks of affiliates............................................................................                    --
    Common stocks (unaffiliated)..............................................................................                    --
    Common stocks of affiliates...............................................................................                    --
    Mortgage loans............................................................................................             3,654,384
    Real estate...............................................................................................                    --
    Contract loans............................................................................................            21,967,922
    Cash, cash equivalents and short-term investments.........................................................               487,815
    Derivatives...............................................................................................             1,561,203
   Other invested assets......................................................................................             1,159,257
    Aggregate write-ins for investment income.................................................................                32,247
                                                                                                                    ----------------
    Gross investment income...................................................................................      $     68,955,349
                                                                                                                    ================
Real Estate Owned -- Book Value Less Encumbrances.............................................................      $             --
                                                                                                                    ================
Mortgage Loans -- Book Value
   Agricultural mortgages.....................................................................................      $     58,830,850
   Residential mortgages......................................................................................                    --
   Commercial mortgages.......................................................................................            27,155,597
                                                                                                                    ----------------
    Total mortgage loans......................................................................................      $     85,986,447
                                                                                                                    ================
Mortgage Loans by Standing- Book Value
   Good standing..............................................................................................      $     85,986,447
                                                                                                                    ================
   Good standing with restructured terms......................................................................      $             --
                                                                                                                    ================
   Interest overdue more than three months, not in foreclosure................................................      $             --
                                                                                                                    ================
   Foreclosure in process.....................................................................................      $             --
                                                                                                                    ================
Other Long Term Invested Assets -- Statement Value............................................................      $     14,846,959
                                                                                                                    ================
Bonds and Stocks of Parents, Subsidiaries and Affiliates -- Book Value:
   Bonds......................................................................................................      $             --
                                                                                                                    ================
   Preferred Stocks...........................................................................................      $             --
                                                                                                                    ================
   Common Stocks..............................................................................................      $             --
                                                                                                                    ================
Bonds and Short-Term Investments by Class and Maturity:
Bonds by Maturity -- Statement Value
   Due within one year or less................................................................................      $     44,110,380
   Over 1 year through 5 years................................................................................           137,190,908
   Over 5 years through 10 years..............................................................................           313,310,889
   Over 10 years through 20 years.............................................................................           119,534,659
   Over 20 years..............................................................................................           390,257,860
   No maturity date...........................................................................................                    --
                                                                                                                    ----------------
    Total by Maturity.........................................................................................      $  1,004,404,696
                                                                                                                    ================

                                     54

                     NEW ENGLAND LIFE INSURANCE COMPANY

                                 SCHEDULE 1

              STATUTORY SELECTED FINANCIAL DATA -- (CONTINUED)
               AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2020

Bonds by Class -- Statement Value
   Class 1....................................................................................................       $   546,267,982
   Class 2....................................................................................................           376,988,705
   Class 3....................................................................................................            56,513,594
   Class 4....................................................................................................            21,003,253
   Class 5....................................................................................................             3,631,162
   Class 6....................................................................................................                    --
                                                                                                                     ---------------
    Total by Class............................................................................................       $ 1,004,404,696
                                                                                                                     ===============
   Total Bonds Publicly Traded................................................................................       $   724,337,412
                                                                                                                     ===============
   Total Bonds Privately Placed...............................................................................       $   280,067,285
                                                                                                                     ===============
Preferred Stocks -- Book/Adjusted Carrying Value..............................................................       $            --
                                                                                                                     ===============
Common Stocks -- Fair Value...................................................................................       $            --
                                                                                                                     ===============
Short Term Investments -- Book/Adjusted Carrying Value........................................................       $     4,998,875
                                                                                                                     ===============
Options, Caps and Floors Owned -- Book/Adjusted Carrying Value................................................       $            --
                                                                                                                     ===============
Options, Caps and Floors Written and In-force -- Book/Adjusted Carrying Value.................................       $            --
                                                                                                                     ===============
Collar, Swap and Forward Agreements Open -- Book/Adjusted Carrying Value......................................       $     9,300,823
                                                                                                                     ===============
Futures Contracts Open -- Book/Adjusted Carrying Value........................................................       $            --
                                                                                                                     ===============
Cash on Deposit...............................................................................................       $    52,031,126
                                                                                                                     ===============
Life Insurance In-Force (000's)
   Industrial.................................................................................................       $            --
                                                                                                                     ===============
   Ordinary...................................................................................................       $    20,029,162
                                                                                                                     ===============
   Credit Life................................................................................................       $            --
                                                                                                                     ===============
   Group Life.................................................................................................       $        28,749
                                                                                                                     ===============
Amount of Accidental Death Insurance In-Force Under Ordinary Policies (000's).................................       $        68,191
                                                                                                                     ===============
Life Insurance Policies with Disability Provisions In-Force (000's)
   Industrial.................................................................................................       $            --
                                                                                                                     ===============
   Ordinary...................................................................................................       $     4,920,168
                                                                                                                     ===============
   Credit Life................................................................................................       $            --
                                                                                                                     ===============
   Group Life.................................................................................................       $            --
                                                                                                                     ===============
Supplementary Contracts In-Force:
   Ordinary -- Not Involving Life Contingencies
    Amount on Deposit.........................................................................................       $   137,559,567
                                                                                                                     ===============
    Income Payable............................................................................................       $     3,099,762
                                                                                                                     ===============
   Ordinary -- Involving Life Contingencies
    Income Payable............................................................................................       $     7,952,626
                                                                                                                     ===============
   Group -- Not Involving Life Contingencies
    Amount on Deposit.........................................................................................       $            --
                                                                                                                     ===============
    Income Payable............................................................................................       $            --
                                                                                                                     ===============
   Group -- Involving Life Contingencies
    Income Payable............................................................................................       $            --
                                                                                                                     ===============

                                     55

                     NEW ENGLAND LIFE INSURANCE COMPANY

                                 SCHEDULE 1

              STATUTORY SELECTED FINANCIAL DATA -- (CONTINUED)
               AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2020

Annuities:
Ordinary
   Immediate -- Amount of Income Payable.......................................................................      $            --
                                                                                                                     ===============
   Deferred -- Fully Paid Account Balance......................................................................      $            --
                                                                                                                     ===============
   Deferred -- Not Fully Paid Account Balance..................................................................      $ 4,348,358,434
                                                                                                                     ===============
Group:
   Amount of Income Payable....................................................................................      $        62,538
                                                                                                                     ===============
   Fully Paid Account Balance..................................................................................      $        25,417
                                                                                                                     ===============
   Not Fully Paid Account Balance..............................................................................      $            --
                                                                                                                     ===============
Accident and Health Insurance -- Premiums In-Force:
   Ordinary....................................................................................................      $     5,109,666
                                                                                                                     ===============
   Group.......................................................................................................      $            --
                                                                                                                     ===============
   Credit......................................................................................................      $            --
                                                                                                                     ===============
Deposit Funds and Dividend Accumulations:
   Deposit Funds -- Account Balance............................................................................      $            --
                                                                                                                     ===============
   Dividend Accumulations -- Account Balance...................................................................      $            --
                                                                                                                     ===============
Claim Payments For The Year Ended December 31, 2020 (000's):
   Group Accident and Health
          2020.................................................................................................      $            --
                                                                                                                     ===============
          2019.................................................................................................      $            --
                                                                                                                     ===============
          2018.................................................................................................      $            --
                                                                                                                     ===============
          2017.................................................................................................      $            --
                                                                                                                     ===============
          2016.................................................................................................      $            --
                                                                                                                     ===============
          Prior................................................................................................      $            --
                                                                                                                     ===============
   Other Accident & Health
          2020.................................................................................................      $            74
                                                                                                                     ===============
          2019.................................................................................................      $           192
                                                                                                                     ===============
          2018.................................................................................................      $            76
                                                                                                                     ===============
          2017.................................................................................................      $           357
                                                                                                                     ===============
          2016.................................................................................................      $           137
                                                                                                                     ===============
          Prior................................................................................................      $         2,885
                                                                                                                     ===============
   Other Coverages that use developmental methods to calculate claim reserves
          2020.................................................................................................      $            --
                                                                                                                     ===============
          2019.................................................................................................      $            --
                                                                                                                     ===============
          2018.................................................................................................      $            --
                                                                                                                     ===============
          2017.................................................................................................      $            --
                                                                                                                     ===============
          2016.................................................................................................      $            --
                                                                                                                     ===============
          Prior................................................................................................      $            --
                                                                                                                     ===============

                                     56

                     NEW ENGLAND LIFE INSURANCE COMPANY

                                 SCHEDULE 2

                SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2020 of the NEW ENGLAND LIFE INSURANCE COMPANY

                                                     [10628-8_BARCODE_K_CODE]

                SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

                    For the year ended December 31, 2020
                          (To be filed by April 1)
                   Of New England Life Insurance Company
              Address (City, State, Zip Code): Boston MA 02111

   NAIC Group Code.....4932               NAIC Company Code.....91626           Employer's ID Number.....04-2708937

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.
Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.   Reporting entity's total admitted assets as reported on Page 2 of this annual statement.            $            1,666,293,114
2.   Ten largest exposures to a single issuer/borrower/investment.

             1                                                 2                                         3

          ISSUER                                    DESCRIPTION OF EXPOSURE                           AMOUNT
  -----------------------------------------------  ---------------------------------------------  ---------------------

  2.01    GRI Woodlands Crossing LLC a Delaware..  Commercial Loans.............................  $          22,996,400
  2.02    Four Star Dairy........................  Agricultural Loans...........................  $          16,786,213
  2.03    RETAIL PROPERTIES OF AMERICA INC.......  US CORP......................................  $          15,000,000
  2.04    DCC PLC................................  FOR CORP.....................................  $          12,235,500
  2.05    NASSAU AIRPORT DEVELOPMENT CO..........  FOR CORP.....................................  $          12,115,000
  2.06    CABOT OIL & GAS CORPORATION............  US CORP......................................  $          11,500,000
  2.07    MASSACHUSETTS CAPITAL RESOURCE CO......  Social Alternatives..........................  $          11,252,721
  2.08    CHANEL LTD.............................  US CORP......................................  $          10,952,928
  2.09    SILVER SPRING METRO NI LLC.............  US CORP......................................  $          10,500,000
  2.10    Alico Inc..............................  Agricultural Loans...........................  $          10,367,226

             1                                               4
                                                    PERCENTAGE OF TOTAL
          ISSUER                                      ADMITTED ASSETS
  -----------------------------------------------  --------------------

  2.01    GRI Woodlands Crossing LLC a Delaware..          1.4%
  2.02    Four Star Dairy........................          1.0%
  2.03    RETAIL PROPERTIES OF AMERICA INC.......          0.9%
  2.04    DCC PLC................................          0.7%
  2.05    NASSAU AIRPORT DEVELOPMENT CO..........          0.7%
  2.06    CABOT OIL & GAS CORPORATION............          0.7%
  2.07    MASSACHUSETTS CAPITAL RESOURCE CO......          0.7%
  2.08    CHANEL LTD.............................          0.7%
  2.09    SILVER SPRING METRO NI LLC.............          0.6%
  2.10    Alico Inc..............................          0.6%

3.   Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC designation.

             BONDS                                                                                           1                  2
      ----------------------------------------------------------------------------------------------

      3.01    NAIC 1................................................................................  $         546,267,982   32.8%
      3.02    NAIC 2................................................................................  $         376,988,705   22.6%
      3.03    NAIC 3................................................................................  $          56,513,594    3.4%
      3.04    NAIC 4................................................................................  $          21,003,253    1.3%
      3.05    NAIC 5................................................................................  $           3,631,162    0.2%
      3.06    NAIC 6................................................................................  $                        0.0%

             PREFERRED STOCKS                                                                                  3                 4
      ------------------------------------------------------------------------------------------------

      3.07    P/RP-1..................................................................................  $                      0.0%
      3.08    P/RP-2..................................................................................  $                      0.0%
      3.09    P/RP-3..................................................................................  $                      0.0%
      3.10    P/RP-4..................................................................................  $                      0.0%
      3.11    P/RP-5..................................................................................  $                      0.0%
      3.12    P/RP-6..................................................................................  $                      0.0%

4.   Assets held in foreign investments:
        4.01     Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets?
                                                      Yes [   ] No [ X ]

                 If response to 4.01 above is yes, responses are not required for interrogatories 5-10.

  4.02    Total admitted assets held in foreign investments..........................................  $          127,849,913  7.7%
  4.03    Foreign-currency-denominated investments...................................................  $           64,847,022  3.9%
  4.04    Insurance liabilities denominated in that same foreign currency............................  $                       0.0%

5.   Aggregate foreign investment exposure categorized by NAIC sovereign designation:

                                                                                                              1                  2

      5.01    Countries designated NAIC 1.............................................................  $         114,639,887  6.9%
      5.02    Countries designated NAIC 2.............................................................  $                      0.0%
      5.03    Countries designated NAIC 3 or below....................................................  $          13,210,026  0.8%

                                     57

                     NEW ENGLAND LIFE INSURANCE COMPANY

                                 SCHEDULE 2

        SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES -- (CONTINUED)

6.   Largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation:

             Countries designated NAIC 1:                                                                      1                2

      6.01   Country 1: United Kingdom................................................................  $          59,051,765  3.5%
      6.02   Country 2: Canada........................................................................  $          27,145,347  1.6%
             Countries designated NAIC 2:
      6.03   Country 1:...............................................................................  $                      0.0%
      6.04   Country 2:...............................................................................  $                      0.0%
             Countries designated NAIC 3 or below:
      6.05   Country 1: Bahamas.......................................................................  $          12,115,000  0.7%
      6.06   Country 2: Turkey........................................................................  $           1,095,026  0.1%

                                                                                                               1                2

7.   Aggregate unhedged foreign currency exposure.....................................................  $                     0.0%

8.   Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:

                                                                                                               1                 2

      8.01  Countries designated NAIC 1................................................................  $                     0.0%
      8.02  Countries designated NAIC 2................................................................  $                     0.0%
      8.03  Countries designated NAIC 3 or below.......................................................  $                     0.0%

9.   Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation:

            Countries designated NAIC 1:                                                                        1                2

      9.01  Country 1:.................................................................................  $                     0.0%
      9.02  Country 2:.................................................................................  $                     0.0%

            Countries designated NAIC 2:

      9.03  Country 1:.................................................................................  $                     0.0%
      9.04  Country 2:.................................................................................  $                     0.0%

             Countries designated NAIC 3 or below:

      9.05   Country 1:...............................................................................  $                      0.0%
      9.06   Country 2:...............................................................................  $                      0.0%

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                             1                                          2
                          ISSUER                                NAIC DESIGNATION                                3                 4
     ---------------------------------------------------------  ----------------------------------------

     10.01 DCC PLC............................................  2.B.....................................  $         12,235,500  0.7%
     10.02 NASSAU AIRPORT DEVELOPMENT CO......................  3.C.....................................  $         12,115,000  0.7%
     10.03 CHANEL LTD.........................................  1.F.....................................  $         10,952,928  0.7%
     10.04 ABP SUBHOLDINGS UK LTD.............................  2.B.....................................  $         10,252,125  0.6%
     10.05 WERELDHAVE NV......................................  4.A.....................................  $          8,564,850  0.5%
     10.06 SHURGARD LUXEMBOURG SARL...........................  2.C.....................................  $          7,451,420  0.4%
     10.07 ARCUS INFRASTRUCTURE PARTNERS LLP..................  2.C.....................................  $          6,971,445  0.4%
     10.08 MULLEN GROUP LTD...................................  3.C.....................................  $          6,279,435  0.4%
     10.09 BNP PARIBAS SA.....................................  1.......................................  $          5,956,179  0.4%
     10.10 JOHN WOOD GROUP PLC................................  2.C.....................................  $          5,000,000  0.3%

11.    Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:
       11.01   Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets?
                                                  Yes [ X ] No [   ]
                If response to 11.01 is yes, detail is not required for the remainder of Interrogatory 11.

  11.02   Total admitted assets held in Canadian Investments................................................ $                0.0%
  11.03   Canadian currency-denominated investments......................................................... $                0.0%
  11.04   Canadian-denominated insurance liabilities........................................................ $                0.0%
  11.05   Unhedged Canadian currency exposure............................................................... $                0.0%

12.  Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.
       12.01   Are assets held in investments with contractual sales
       restrictions less than 2.5% of the reporting entity's total admitted
       assets?                                     Yes [ X ] No [   ]
                If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

              1                                                                                              2                  3

      12.02   Aggregate statement value of investments with contractual sales restrictions.........  $                        0.0%
              Largest three investments with contractual sales restrictions:
      12.03........................................................................................  $                        0.0%
      12.04........................................................................................  $                        0.0%
      12.05........................................................................................  $                        0.0%

                                     58

                     NEW ENGLAND LIFE INSURANCE COMPANY

                                 SCHEDULE 2

        SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES -- (CONTINUED)

13.  Amounts and percentages of admitted assets held in the ten largest equity interests:
       13.01    Are assets held in equity interest less than 2.5% of the
       reporting entity's total admitted assets?
                                                                Yes [ X ] No [
       ]
                If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                    1                                                                          2                 3
                             NAME OF ISSUER
      ------------------------------------------------------------------------------------------------

      13.02...........................................................................................  $                       0.0%
      13.03...........................................................................................  $                       0.0%
      13.04...........................................................................................  $                       0.0%
      13.05...........................................................................................  $                       0.0%
      13.06...........................................................................................  $                       0.0%
      13.07...........................................................................................  $                       0.0%
      13.08...........................................................................................  $                       0.0%
      13.09...........................................................................................  $                       0.0%
      13.10...........................................................................................  $                       0.0%
      13.11...........................................................................................  $                       0.0%

14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:
       14.01   Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted assets?
                                           Yes [ X ] No [ ]
                If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

                                   1                                                                               2            3

  14.02   Aggregate statement value of investments held in nonaffiliated, privately placed equities......  $                  0.0%
          Largest three investments held in nonaffiliated, privately placed equities:
  14.03..................................................................................................  $                  0.0%
  14.04..................................................................................................  $                  0.0%
  14.05..................................................................................................  $                  0.0%
              TEN LARGEST FUND MANAGERS

                                                        1
                    FUND MANAGER
       -----------------------------------------------------------------

       14.06   Massachusetts Capital Resource...................................................................
       14.07   Landmark.........................................................................................
       14.08   Life Insurance Community.........................................................................
       14.09   Odyssey Investment Partners......................................................................
       14.10....................................................................................................
       14.11....................................................................................................
       14.12....................................................................................................
       14.13....................................................................................................
       14.14....................................................................................................
       14.15....................................................................................................

                                                       2                       3                           4
                                                TOTAL INVESTED            DIVERSIFIED               NON-DIVERSIFIED
                                               -----------------------  -----------------------  --------------------

       14.06   Massachusetts Capital Resource   $          11,252,722   $            11,252,722     $
       14.07   Landmark                         $             714,263   $               714,263     $
       14.08   Life Insurance Community         $             557,801   $               557,801     $
       14.09   Odyssey Investment Partners      $             297,672   $               297,672     $
       14.10                                    $                       $                           $
       14.11                                    $                       $                           $
       14.12                                    $                       $                           $
       14.13                                    $                       $                           $
       14.14                                    $                       $                           $
       14.15                                    $                       $                           $

15.  Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
       15.01   Are assets held in general partnership interests less than 2.5%
       of the reporting entity's total admitted assets?
                                                 Yes [ X ] No [ ]
                If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                                1                                    2            3
       15.02   Aggregate statement value of investments held in
               general partnership interests ..............................      $               0.0%
               Largest three investments in general partnership interests:
       15.03   ...........................................................       $               0.0%
       15.04   ...........................................................       $               0.0%
       15.05   ...........................................................       $               0.0%

16.  Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
       16.01   Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets?
                                               Yes [ ] No [ X ]

               If response to 16.01 above is yes, responses are not required for the remainder of
      Interrogatory 16 and Interrogatory 17.

                                           1                                       2            3
                           TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)
                           --------------------------------------------
      16.02   Commercial Loans.........................................  $    22,996,400       1.4%
      16.03   Agricultural Loans.......................................  $    16,786,213       1.0%
      16.04   Agricultural Loans.......................................  $    10,367,226       0.6%
      16.05   Agricultural Loans.......................................  $     8,370,574       0.5%
      16.06   Agricultural Loans.......................................  $     7,123,995       0.4%
      16.07   Agricultural Loans.......................................  $     3,208,054       0.2%
      16.08   Agricultural Loans.......................................  $     2,527,254       0.2%
      16.09   Agricultural Loans.......................................  $     1,685,750       0.1%
      16.10   Agricultural Loans.......................................  $     1,610,247       0.1%
      16.11   Commercial Loans.........................................  $     1,421,050       0.1%

       Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:
                                                                                   LOANS
                                                                                   -----
      16.12  Construction loans........................................  $                     0.0%
   16.13  Mortgage loans over 90 days past due......................  $                     0.0%
      16.14  Mortgage loans in the process of foreclosure..............  $                     0.0%
      16.15  Mortgage loans foreclosed.................................  $                     0.0%
      16.16  Restructured mortgage loans...............................  $                     0.0%

                                     59

                     NEW ENGLAND LIFE INSURANCE COMPANY

                                 SCHEDULE 2

        SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES -- (CONTINUED)

17.  Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                LOAN-TO-VALUE              RESIDENTIAL        COMMERCIAL            AGRICULTURAL
                -------------              ------------  ----------------------  -------------------
                                           1     2           3            4          5           6
      17.01     above 95%   .............$      0.0%     $               0.0%    $              0.0%
      17.02     91% to 95%  .............$      0.0%     $               0.0%    $              0.0%
      17.03     81% to 90%  .............$      0.0%     $               0.0%    $              0.0%
      17.04     71% to 80%  .............$      0.0%     $    481,754    0.0%    $    418,953   0.0%
      17.05     below 70%   .............$      0.0%     $ 26,673,842    1.6%    $ 58,411,897   3.5%

18.  Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:
       18.01   Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets?
                                                         Yes [ X ] No [ ]
               If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

              Largest five investments in any one parcel or group of contiguous parcels of real estate:

                                                              DESCRIPTION                                            2          3
                                                              ----------------------------------------------

  18.02.....................................................................................................  $                0.0%
  18.03.....................................................................................................  $                0.0%
  18.04.....................................................................................................  $                0.0%
  18.05.....................................................................................................  $                0.0%
  18.06.....................................................................................................  $                0.0%

19.  Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans.
       19.01   Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's admitted assets?
                                          Yes [ X ] No [ ]
       If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

                                              1                                        2             3
                      ------------------------------------------------------------- ------------ --------------
             19.02    Aggregate statement value of investments held in
                      mezzanine real estate loans                                     $                0.0%
                      Largest three investments held in mezzanine real estate loans:
             19.03                                                                    $                0.0%
             19.04                                                                    $                0.0%
             19.05                                                                    $                0.0%

20.  Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                                   AT YEAR-END            AT END OF EACH QUARTER
                                                                                -----------------  ---------------------------------------
                                                                                                       1ST QTR       2ND QTR      3RD QTR
                                                                                                   -------------  ------------  -----------
                                                                                   1         2           3              4             5
  20.01   Securities lending agreements (do not include assets
          held as collateral for such transactions).............................$           0.0%    $               $              $
  20.02   Repurchase agreements.................................................$           0.0%    $               $              $
  20.03   Reverse repurchase agreements.........................................$           0.0%    $               $              $
  20.04   Dollar repurchase agreements..........................................$           0.0%    $               $              $
  20.05   Dollar reverse repurchase agreements..................................$           0.0%    $               $              $

21.  Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps and floors:

                                                                                      OWNED              WRITTEN
                                                                                     ------              --------

                                                                                 1         2         3             4

  21.01   Hedging...........................................................  $             0.0%   $                  0.0%
  21.02   Income generation.................................................  $             0.0%   $                  0.0%
  21.03   Other.............................................................  $             0.0%   $                  0.0%

22.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                              AT YEAR-END                      AT END OF EACH QUARTER
                                                                ------------------------------------------------------------------------------------
                                                                                                   1ST QTR            2ND QTR             3RD QTR
                                                                                                ----------------  ---------------  -----------------
                                                                         1               2            3                 4                5
  22.01   Hedging..............................................$            855,634    0.1%     $     962,477      $      939,672    $ 884,911
  22.02   Income generation....................................$                       0.0%     $                  $                 $
  22.03   Replications.........................................$                       0.0%     $  22,000,000      $   22,000,000    $
  22.04   Other................................................$                       0.0%     $                  $                 $

23.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                                              AT YEAR-END                      AT END OF EACH QUARTER
                                                                -------------------------------------------------------------------------------------
                                                                                                   1ST QTR            2ND QTR             3RD QTR
                                                                                                ----------------  ---------------  ------------------
                                                                         1               2            3                 4                5

  23.01   Hedging..............................................$                      0.0%      $                 $                 $
  23.02   Income generation....................................$                      0.0%      $                 $                 $
  23.03   Replications.........................................$                      0.0%      $                 $                 $
  23.04   Other................................................$                      0.0%      $                 $                 $

                                     60

                     NEW ENGLAND LIFE INSURANCE COMPANY

                                 SCHEDULE 3

                    STATUTORY SUMMARY INVESTMENT SCHEDULE

Annual Statement for the year 2020 of the NEW ENGLAND LIFE INSURANCE COMPANY

                         SUMMARY INVESTMENT SCHEDULE

                                                     GROSS INVESTMENT HOLDINGS
                                                  ------------------------------
                                                          1               2
                                                                     PERCENTAGE
                                                                     OF COLUMN 1
INVESTMENT CATEGORIES                                  AMOUNT          LINE 13
------------------------------------------------  ----------------  ------------

1.    Long-Term Bonds (Schedule D, Part 1):
     1.01  U.S. Governments.....................      137,243,764         8.7
     1.02  All Other Governments................           95,026         0.0
     1.03  U.S. States, Territories and
           Possessions, etc., Guaranteed........        8,192,525         0.5
     1.04  U.S. Political Subdivisions of
           States, Territories and Possessions,
           Guaranteed...........................        8,838,860         0.6
     1.05  U.S. Special Revenue and Special
           Assessment Obligations, etc.,
           Non-Guaranteed.......................       72,409,217         4.6
     1.06  Industrial and Miscellaneous.........      770,142,845        48.9
     1.07  Hybrid Securities....................                          0.0
     1.08  Parent, Subsidiaries and Affiliates..                          0.0
     1.09  SVO Identified Funds.................                          0.0
     1.10  Unaffiliated Bank Loans..............        2,483,585         0.2
                                                  ----------------  ------------
     1.11  Total Long-Term Bonds................      999,405,822        63.4

2.    Preferred Stocks (Schedule D, Part 2,
     Section 1):
     2.01  Industrial and Misc.
           (Unaffiliated).......................                          0.0
     2.02  Parent, Subsidiaries and Affiliates..                          0.0
                                                  ----------------  ------------
     2.03  Total Preferred Stock................                0         0.0

3.    Common Stocks (Schedule D, Part 2,
     Section 2):
     3.01  Industrial and Miscellaneous
           Publicly Traded (Unaffiliated).......                          0.0
     3.02  Industrial and Miscellaneous
           Other (Unaffiliated).................                          0.0
     3.03  Parent, Subsidiaries and
           Affiliates Publicly Traded...........                          0.0
     3.04  Parent, Subsidiaries and
           Affiliates Other.....................                          0.0
     3.05  Mutual Funds.........................                          0.0
     3.06  Unit Investment Trusts...............                          0.0
     3.07  Closed-End Funds.....................                          0.0
                                                  ----------------  ------------
     3.08  Total Common Stocks..................                0         0.0

4.    Mortgage Loans Schedule B):
     4.01  Farm Mortgages.......................       58,830,850         3.7
     4.02  Residential Mortgages................                          0.0
     4.03  Commercial Mortgages.................       27,155,597         1.7
     4.04  Mezzanine Real Estate Loans..........                          0.0
     4.05  Total Valuation Allowance............                          0.0
                                                  ----------------  ------------
     4.06  Total Mortgage Loans.................       85,986,447         5.5

                                                           ADMITTED ASSETS AS REPORTED IN THE ANNUAL STATEMENT
                                                  ---------------------------------------------------------------------
                                                          3                  4                   5               6
                                                                    SECURITIES LENDING         TOTAL        PERCENTAGE
                                                                        REINVESTED         (COL. 3 + 4)     OF COLUMN 5
INVESTMENT CATEGORIES                                  AMOUNT        COLLATERAL AMOUNT        AMOUNT          LINE 13
------------------------------------------------  ----------------  -------------------  ---------------   ------------

1.    Long-Term Bonds (Schedule D, Part 1):
     1.01  U.S. Governments.....................       137,243,764                           137,243,764         8.7
     1.02  All Other Governments................            95,026                                95,026         0.0
     1.03  U.S. States, Territories and
           Possessions, etc., Guaranteed........         8,192,525                             8,192,525         0.5
     1.04  U.S. Political Subdivisions of
           States, Territories and Possessions,
           Guaranteed...........................         8,838,860                             8,838,860         0.6
     1.05  U.S. Special Revenue and Special
           Assessment Obligations, etc.,
           Non-Guaranteed.......................        72,409,217                            72,409,217         4.6
     1.06  Industrial and Miscellaneous.........       770,142,845                           770,142,845        48.9
     1.07  Hybrid Securities....................                                                       0         0.0
     1.08  Parent, Subsidiaries and Affiliates..                                                       0         0.0
     1.09  SVO Identified Funds.................                                                       0         0.0
     1.10  Unaffiliated Bank Loans..............         2,483,585                             2,483,585         0.2
                                                  ----------------  -------------------  ---------------   ------------
     1.11  Total Long-Term Bonds................       999,405,822                   0       999,405,822        63.4

2.    Preferred Stocks (Schedule D, Part 2,
     Section 1):
     2.01  Industrial and Misc.
           (Unaffiliated).......................                                                       0         0.0
     2.02  Parent, Subsidiaries and Affiliates..                                                       0         0.0
                                                  ----------------  -------------------  ---------------   ------------
     2.03  Total Preferred Stock................                 0                   0                 0         0.0

3.    Common Stocks (Schedule D, Part 2,
     Section 2):
     3.01  Industrial and Miscellaneous
           Publicly Traded (Unaffiliated).......                                                       0         0.0
     3.02  Industrial and Miscellaneous
           Other (Unaffiliated).................                                                       0         0.0
     3.03  Parent, Subsidiaries and
           Affiliates Publicly Traded...........                                                       0         0.0
     3.04  Parent, Subsidiaries and
           Affiliates Other.....................                                                       0         0.0
     3.05  Mutual Funds.........................                                                       0         0.0
     3.06  Unit Investment Trusts...............                                                       0         0.0
     3.07  Closed-End Funds.....................                                                       0         0.0
                                                  ----------------  -------------------  ---------------   ------------
     3.08  Total Common Stocks..................                 0                   0                 0         0.0

4.    Mortgage Loans Schedule B):
     4.01  Farm Mortgages.......................        58,830,850                            58,830,850         3.7
     4.02  Residential Mortgages................                                                       0         0.0
     4.03  Commercial Mortgages.................        27,155,597                            27,155,597         1.7
     4.04  Mezzanine Real Estate Loans..........                                                       0         0.0
     4.05  Total Valuation Allowance............                                                       0         0.0
                                                  ----------------  -------------------  ---------------   ------------
     4.06  Total Mortgage Loans.................        85,986,447                   0        85,986,447         5.5

                                     61

                     NEW ENGLAND LIFE INSURANCE COMPANY

                                 SCHEDULE 3

            STATUTORY SUMMARY INVESTMENT SCHEDULE -- (CONTINUED)

                                                  GROSS INVESTMENT HOLDINGS
                                                -----------------------------
                                                       1               2
                                                                  PERCENTAGE
                                                                  OF COLUMN 1
INVESTMENT CATEGORIES                               AMOUNT          LINE 13
----------------------------------------------  ---------------  ------------

5.    Real Estate (Schedule A):
     5.01  Properties Occupied by Company.....                         0.0
     5.02  Properties Held for Production
           of Income..........................                         0.0
     5.03  Properties Held for Sale...........                         0.0
                                                ---------------  ------------
     5.04  Total Real Estate..................               0         0.0

6.    Cash, Cash Equivalents, and
     Short-Term Investments:
     6.01  Cash (Schedule E, Part 1)..........      52,031,126         3.3
     6.02  Cash Equivalents
           (Schedule E, Part 2)...............                         0.0
     6.03  Short-Term Investments
           (Schedule DA)......................       4,998,875         0.3
                                                ---------------  ------------
     6.04  Total Cash, Cash Equivalents, and
           Short-Term Investments.............      57,030,001         3.6

7.    Contract Loans..........................     407,179,937        25.8

8.    Derivatives (Schedule DB)...............       9,614,083         0.6

9.    Other Invested Assets (Schedule BA).....      14,846,959         0.9

10.  Receivables for Securities...............       1,841,343         0.1

11.  Securities Lending
     (Schedule DL, Part 1)....................                         0.0

12.  Other Invested Assets
     (Page 2, Line 11)........................          76,310         0.0
                                                ---------------  ------------
13.  Total Invested Assets....................   1,575,980,902       100.0
                                                ===============  ============

                                                         ADMITTED ASSETS AS REPORTED IN THE ANNUAL STATEMENT
                                                -------------------------------------------------------------------
                                                       3                   4                  5              6
                                                                  SECURITIES LENDING        TOTAL       PERCENTAGE
                                                                      REINVESTED        (COL. 3 + 4)    OF COLUMN 5
INVESTMENT CATEGORIES                               AMOUNT         COLLATERAL AMOUNT       AMOUNT         LINE 13
----------------------------------------------  ----------------  ------------------  ---------------  ------------

5.    Real Estate (Schedule A):
     5.01  Properties Occupied by Company.....                                                      0        0.0
     5.02  Properties Held for Production
           of Income..........................                                                      0        0.0
     5.03  Properties Held for Sale...........                                                      0        0.0
                                                ----------------  ------------------  ---------------  ------------
     5.04  Total Real Estate..................                0                    0                0        0.0

6.    Cash, Cash Equivalents, and
     Short-Term Investments:
     6.01  Cash (Schedule E, Part 1)..........       52,031,126                            52,031,126        3.3
     6.02  Cash Equivalents
           (Schedule E, Part 2)...............                                                      0        0.0
     6.03  Short-Term Investments
           (Schedule DA)......................        4,998,875                             4,998,875        0.3
                                                ----------------  ------------------  ---------------  ------------
     6.04  Total Cash, Cash Equivalents, and
           Short-Term Investments.............       57,030,001                    0       57,030,001        3.6

7.    Contract Loans..........................      407,179,937                           407,179,937       25.8

8.    Derivatives (Schedule DB)...............        9,614,083                             9,614,083        0.6

9.    Other Invested Assets (Schedule BA).....       14,846,959                            14,846,959        0.9

10.  Receivables for Securities...............        1,841,343                             1,841,343        0.1

11.  Securities Lending
     (Schedule DL, Part 1)....................                                   XXX              XXX        XXX

12.  Other Invested Assets
     (Page 2, Line 11)........................           76,310                                76,310        0.0
                                                ----------------  ------------------  ---------------  ------------
13.  Total Invested Assets....................    1,575,980,902                    0    1,575,980,902      100.0
                                                ================  ==================  ===============  ============

                                     62

                     NEW ENGLAND LIFE INSURANCE COMPANY

                                 SCHEDULE 4

              REINSURANCE CONTRACTS WITH RISK-LIMITING FEATURES

     The Company had no reinsurance contracts entered on or after January 1,
1996, that are subject to Appendix A-791, LIFE AND HEALTH REINSURANCE
AGREEMENTS OF THE NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL ("A-791"),
that includes risk-limiting features, as described in SSAP No. 61R, LIFE,
DEPOSIT-TYPE AND ACCIDENT AND HEALTH REINSURANCE ("SSAP 61R").

     The Company had no reinsurance contracts entered on or after January 1,
1996, that are not subject to A-791, for which reinsurance accounting was applied and includes risk-limiting features, as described in SSAP 61R.

     The Company had no reinsurance contracts entered into, renewed or amended reinsurance contracts on or after January 1, 1996, that contain features described below which result in delays in payment in form or in fact:

     a.   Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

     b.   Payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

     The Company did not have any contracts entered into, renewed or amended on or after January 1, 1996, not subject to A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP 61R.

     The Company did not cede any risk during the period ended December 31,
2020 which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract entered into, renewed or amended on or after
January 1, 1996, and either:

     a.   Accounted for that contract as reinsurance under NAIC SAP and as a deposit under GAAP; or

     b.   Accounted for that contract as reinsurance under GAAP and as a deposit under NAIC SAP.

                                     63

PART II
UNDERTAKING TO FILE REPORTS
Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.
RULE 484 UNDERTAKING
Pursuant to applicable provisions of New England Life Insurance Company's by-laws or internal corporate policies adopted by New England Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of New England Life Insurance Company and of New England Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between New England Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities, LLC's distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
REPRESENTATIONS
New England Life Insurance Company hereby represents that the fees and charges deducted under the variable ordinary life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by New England Life Insurance Company.
CONTENTS OF REGISTRATION STATEMENT
This Registration Statement comprises the following papers and documents:
The facing sheet.
A reconciliation and tie-in of the information shown in the prospectus with the items of Form N-8B-2.
The prospectuses and supplement consisting of 4,578 pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484(b) under the Securities Act of 1933.
Representations.
The signatures.
Written consents of the following persons:
Marie C. Swift, Esq. (see Exhibit 3(ii) below)
James J. Reilly, Jr., F.S.A., M.A.A.A. (see Exhibit 3(i) below)
Independent Registered Public Accounting Firm (see Exhibit 11(i) below)

Independent Auditors (see Exhibit 11(ii) below)
The following exhibits:
1.A.	(1)			January 31, 1983 resolution of the Board of Directors of NEVLICO. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form S-6, File No. 033-66864, filed February 25, 1998.)

	(2)			None.

	(3)	(a)		Distribution Agreement between NEVLICO and NELESCO. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)

		(b)	(i)	Form of Contract between NELICO and its General Agents. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form S-6, File No. 033-66864, filed February 25, 1998.)

			(ii)	Form of Contract between NELICO and its Agents. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)

		(c)		Commission Schedule. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form S-6, File No. 033-19540, filed April 30, 1998.)

		(d)		Form of contract among NES, NELICO and other broker dealers. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form S-6, File No. 333-21767, filed July 16, 1997.)

		(e)		Enterprise Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated September 2012. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-6, File No. 333-103193, filed April 23, 2013.)

		(f)		Principal Underwriting Agreement between NELICO and MetLife Investors Distribution Company dated April 28, 2014. (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-6, File No. 333-103193, filed April 22, 2014.)

		(g)		Principal Underwriting and Distribution Agreement between Brighthouse Securities, LLC and NELICO (effective March 6, 2017). (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)

		(h)		Form of Brighthouse Securities, LLC Sales Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-6, File No. 333-103193, filed April 25, 2018.)

	(4)			None.

	(5)	(a)		Specimen of Policy. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form S-6, File No. 033-19540, filed April 30, 1998.)

		(b)	Riders. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form S-6, File No. 033-19540, filed April 30, 1998.)

		(c)	Additional Riders. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)

		(d)	Acceleration of Benefits Rider. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form S-6, File No. 033-52050, filed April 30, 1997.)

		(e)	Additional Riders. (Incorporated herein by reference to the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form S-6, File No. 033-19540, filed April 27, 1999.)

	(6)	(a)	Amended and Restated Articles of Organization of NELICO. (Incorporated herein by reference to the Registrant’s Registration Statement on Form S-6, File No. 333-21767, filed February 13, 1997.)

		(b)	Amendments to Amended and Restated Articles of Organization. (Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form S-6, File No. 033-65263, filed February 24, 1999.)

		(c)	Amended and Restated By-Laws of NELICO. (Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form S-6, File No. 333-21767, filed April 25, 2001.)

	(7)		None.

	(8)		None.

	(9)		None.

	(10)	(a)	Form of Application. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form S-6, File No. 033-19540, filed April 30, 1998.)

		(b)	Additional Form of Application. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed January 20, 1999.)

2.			See Exhibit 3(i)

3.	(i)		Opinion and consent of James J. Reilly, Jr., F.S.A., M.A.A.A. (Incorporated herein by reference to the Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form S-6, File No. 033-19540, filed April 27, 2001.)

	(ii)		Opinion and consent of Marie C. Swift, Esquire. (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form S-6, File No. 033-19540, filed April 30, 2004.)

4.			None.

5.		Inapplicable.

6.		Inapplicable.

7.		Powers of Attorney. (Filed herewith.)

8.		Notice of Withdrawal Right for Policies. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form S-6, File No. 033-19540, filed April 30, 1998.)

9.		Inapplicable.

10.		Inapplicable.

11.	(i)	Consent of Independent Registered Public Accounting Firm. (Filed herewith.)

	(ii)	Consent of Independent Auditors. (Filed herewith.)

12.		Schedule for computation of performance quotations. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)

13.	(i)	Consolidated memorandum describing certain procedures, filed pursuant to Rule 6e-2(b)(12)(ii) and Rule 6e-3(T)(b)(12)(iii). (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-6, File 333-73676, filed April 19, 2007.)

	(ii)	Second Addendum to Consolidated Memorandum. (Incorporated herein by reference to the Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form S-6, File No. 033-52050, filed April 26, 1999.)

14.	(i)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Variable Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)

	(ii)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Variable Life Insurance Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed June 22, 1995.)

	(iii)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and New England Variable Life Insurance Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed June 22, 1995.)

	(iv)	Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed November 9, 2000.)

(v)	Amendment No. 2 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Life Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form S-6, File No. 333-89409, filed February 26, 2001.)

(vi)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and New England Life Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form S-6, File No. 333-89409, filed February 26, 2001.)

(vii)	Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and New England Life Insurance Company. (Incorporated herein by reference to the Registrant’s Registration Statement on Form S-6, File No. 333-73676, filed November 19, 2001.)

(viii)	Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form S-6, File No. 333-89409, filed July 20, 2001.)

(ix)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (8/31/07). (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-6, File 333-73676, filed April 22, 2008.)

(x)	First Amendment to the Participation Agreement with Met Investors Series Trust. (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-6, File No. 333-46401, filed April 23, 2009.)

(xi)	Amendment to Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Co. dated April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-6, File No. 333-46401, filed April 22, 2011.)

(xii)	Summary Prospectus Agreement between Fidelity Distributors Corporation and New England Life Insurance Co. dated April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-6, File No. 333-46401, filed April 22, 2011.)

(xiii)	Amendments to Participation Agreements with Met Investors Series Trust and Metropolitan Series Fund, Inc. (4/30/10). (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-6, File No. 333-103193, filed April 25, 2012.)

(xiv)	Amendment to Participation Agreement between Fidelity Distribution Corporation and NELICO as of June 1, 2015. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)

(xv)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and NELICO (effective March 6, 2017). (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)

(xvi)	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and NELICO (effective March 6, 2017). (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)

(xvii)	Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and New England Life Insurance Company (effective 03-06-17). (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-6, File No. 333-103193, filed April 25, 2018.)

Signatures
Pursuant to the requirements of the Securities Act of 1933, the Registrant, New England Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Charlotte, and the State of North Carolina, on the 20th day of April, 2021.
New England Variable Life Separate Account
(Registrant)
By:	New England Life Insurance Company
(Depositor)
By:	/s/ Kevin Finneran
Kevin Finneran Vice President
Attest:
/s/	Michael Villella

Michael Villella
Vice President
New England Life Insurance Company
(Depositor)
By:	/s/ Kevin Finneran
Kevin Finneran Vice President
Attest:
/s/	Michael Villella

Michael Villella
Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons, in the capacities indicated on April 20, 2021.
*	Chairman of the Board, President, Chief Executive Officer and a Director
Conor Murphy
*	Director and Vice President
Kimberly A. Berwanger
*	Vice President
Kumar Das Gupta
*	Director and Vice President
Meghan Doscher
*	Director, Vice President and Chief Financial Officer
Lynn A. Dumais
*	Director and Vice President
Tara Figard
*	Vice President and Controller (principal accounting officer)
Gianna H. Figaro-Sterling
*	Director, Vice President and Chief Compliance Officer
Jeffrey P. Halperin
*	Director
Donald A. Leintz
By:	/s/ Michele H. Abate

Michele H. Abate
Attorney-in-fact
April 20, 2021
* Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

EXHIBIT INDEX
Exhibit
Number
Title
7.	Powers of Attorney
11. (i)	Consent of Independent Registered Public Accounting Firm
11. (ii)	Consent of Independent Auditors